TABLE OF CONTENTS

PACIFIC SELECT FUND

Letter to Shareholders	A-1
Performance Discussion	A-3
Schedule of Investments	B-1
Financial Statements:
Statements of Assets and Liabilities	C-1
Statements of Operations	C-9
Statements of Changes in Net Assets	C-17
Statements of Cash Flows	C-25
Financial Highlights	C-26
Notes to Financial Statements	D-1
Report of Independent Registered Public Accounting Firm	E-1
Disclosure of Fund Expenses	F-1
Trustees and Officers Information	F-5
Approval of Investment Advisory and Sub-Advisory Agreements	F-8
Special Meetings of Shareholders	F-29
Where to Go for More Information	F-38

SEPARATE ACCOUNT A

Schedule of Investments	G-1
Financial Statements:
Statements of Assets and Liabilities	H-1
Statements of Operations	H-11
Statements of Changes in Net Assets	H-18
Financial Highlights	H-37
Notes to Financial Statements	I-1
Report of Independent Registered Public Accounting Firm	J-1

The 2016 Annual Reports for all underlying investment options other than Pacific Select Fund may be mailed separately to Pacific Life & Annuity Company variable annuity contract owners with allocations to those options and should be read in conjunction with the Separate Account Annual Report included herein.

SEPARATE ACCOUNT A

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2016

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value
	Pacific Select Fund
Core Income	Core Income Class I *	11,998	$119,936	$121,931
Diversified Bond	Diversified Bond Class I *	740,972	6,174,844	6,861,862
Floating Rate Income	Floating Rate Income Class I *	165,548	1,707,191	1,858,467
Floating Rate Loan	Floating Rate Loan Class I *	1,065,582	6,506,390	7,135,237
High Yield Bond	High Yield Bond Class I *	1,007,847	5,787,358	7,526,186
Inflation Managed	Inflation Managed Class I *	673,660	6,647,955	6,855,398
Inflation Strategy	Inflation Strategy Class I *	89,121	900,810	880,756
Managed Bond	Managed Bond Class I *	1,174,301	12,689,163	14,329,116
Short Duration Bond	Short Duration Bond Class I *	1,057,013	9,879,666	10,267,050
Emerging Markets Debt	Emerging Markets Debt Class I *	146,438	1,499,842	1,594,473
Comstock	Comstock Class I *	274,007	1,924,025	3,679,775
Developing Growth	Developing Growth Class I *	216,451	1,969,228	2,523,388
Dividend Growth	Dividend Growth Class I *	671,454	7,892,169	11,301,863
Equity Index	Equity Index Class I *	870,195	36,463,521	45,050,193
Focused Growth	Focused Growth Class I *	161,725	2,003,761	3,341,775
Growth	Growth Class I *	147,732	2,527,810	3,171,082
Large-Cap Growth	Large-Cap Growth Class I *	483,279	2,738,622	3,969,546
Large-Cap Value	Large-Cap Value Class I *	257,866	2,786,844	5,006,329
Long/Short Large-Cap	Long/Short Large-Cap Class I *	214,824	1,964,869	2,513,725
Main Street® Core	Main Street Core Class I *	95,736	1,648,757	3,164,117
Mid-Cap Equity	Mid-Cap Equity Class I *	309,908	3,331,025	5,263,244
Mid-Cap Growth	Mid-Cap Growth Class I *	450,393	3,154,203	4,661,186
Mid-Cap Value	Mid-Cap Value Class I *	166,814	1,860,549	2,668,483
Small-Cap Equity	Small-Cap Equity Class I *	144,552	2,127,626	2,790,709
Small-Cap Index	Small-Cap Index Class I *	237,822	3,217,994	4,889,272
Small-Cap Value	Small-Cap Value Class I *	245,756	2,946,490	4,843,350
Value Advantage	Value Advantage Class I *	67,533	874,004	999,604
Emerging Markets	Emerging Markets Class I *	384,161	4,188,861	5,314,732
International Large-Cap	International Large-Cap Class I *	771,046	4,619,080	5,805,269
International Small-Cap	International Small-Cap Class I *	214,682	1,411,277	1,873,131
International Value	International Value Class I *	308,410	2,675,209	3,265,942
Health Sciences	Health Sciences Class I *	523,610	10,215,176	15,092,493
Real Estate	Real Estate Class I *	341,588	5,203,303	8,013,649
Technology	Technology Class I *	669,124	3,058,409	3,426,144
Currency Strategies	Currency Strategies Class I *	14,547	145,177	164,284
Diversified Alternatives	Diversified Alternatives Class I *	69	726	728
Equity Long/Short	Equity Long/Short Class I *	121,081	1,422,050	1,558,479
Global Absolute Return	Global Absolute Return Class I *	62,574	622,936	703,319
Pacific Dynamix - Conservative Growth	Pacific Dynamix - Conservative Growth Class I *	2,803,912	35,002,007	39,896,170
Pacific Dynamix - Moderate Growth	Pacific Dynamix - Moderate Growth Class I *	6,723,924	97,973,990	115,691,226
Pacific Dynamix - Growth	Pacific Dynamix - Growth Class I *	1,256,473	18,662,326	23,367,026
Portfolio Optimization Conservative	Portfolio Optimization Conservative Class I *	7,871,991	77,974,988	93,943,638
Portfolio Optimization Moderate-Conservative	Portfolio Optimization Moderate-Conservative Class I *	14,421,856	142,291,462	180,861,218
Portfolio Optimization Moderate	Portfolio Optimization Moderate Class I *	45,046,960	431,773,320	591,260,357
Portfolio Optimization Growth	Portfolio Optimization Growth Class I *	33,060,743	313,464,353	450,974,294
Portfolio Optimization Aggressive-Growth	Portfolio Optimization Aggressive-Growth Class I *	7,829,089	72,936,709	108,122,955
PSF DFA Balanced Allocation	PSF DFA Balanced Allocation Class D *	42,965	448,901	454,235

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. Balanced-Risk Allocation Series II	Invesco V.I. Balanced-Risk Allocation Series II	1,728,027	19,543,645	19,388,466
Invesco V.I. Equity and Income Series II	Invesco V.I. Equity and Income Series II	51,004	884,429	901,759
Invesco V.I. Global Real Estate Series II	Invesco V.I. Global Real Estate Series II	31,776	500,287	498,570

	American Century Variable Portfolios, Inc.
American Century VP Mid Cap Value Class II	American Century VP Mid Cap Value Class II	284,425	5,287,516	6,009,903

	American Funds Insurance Series®
American Funds® IS Asset Allocation FundSM Class 4	American Funds IS Asset Allocation Fund Class 4	8,348,045	175,161,117	178,898,608
American Funds IS Blue Chip Income and Growth FundSM Class 4	American Funds IS Blue Chip Income and Growth Fund Class 4	203,924	2,596,091	2,730,541
American Funds IS Bond FundSM Class 4	American Funds IS Bond Fund Class 4	73,191	799,161	783,138

See Notes to Financial Statements	G-1	See explanation of symbol on page G-3

SEPARATE ACCOUNT A

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2016

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value
	American Funds Insurance Series®
American Funds IS Capital Income Builder® Class 4	American Funds IS Capital Income Builder Class 4	235,605	$2,303,849	$2,226,465
American Funds IS Global Balanced FundSM Class 4	American Funds IS Global Balanced Fund Class 4	21,944	239,606	241,383
American Funds IS Global Bond FundSM Class 4	American Funds IS Global Bond Fund Class 4	52,928	616,168	586,442
American Funds IS Global Growth and Income FundSM Class 4	American Funds IS Global Growth and Income Fund Class 4	113,471	1,418,392	1,462,637
American Funds IS Global Growth FundSM Class 4	American Funds IS Global Growth Fund Class 4	67,237	1,611,730	1,600,924
American Funds IS Global Small Capitalization FundSM Class 4	American Funds IS Global Small Capitalization Fund Class 4	15,842	319,135	315,423
American Funds IS Growth FundSM Class 4	American Funds IS Growth Fund Class 4	132,857	8,793,008	8,823,055
American Funds IS Growth-Income FundSM Class 4	American Funds IS Growth-Income Fund Class 4	205,539	9,224,621	8,988,231
American Funds IS High-Income Bond FundSM Class 4	American Funds IS High-Income Bond Fund Class 4	56,404	603,104	608,598
American Funds IS International FundSM Class 4	American Funds IS International Fund Class 4	66,166	1,305,618	1,101,005
American Funds IS International Growth and Income FundSM Class 4	American Funds IS International Growth and Income Fund Class 4	54,834	881,217	788,519
American Funds IS Managed Risk Asset Allocation FundSM Class P2	American Funds IS Managed Risk Asset Allocation Fund Class P2	566,505	6,753,623	6,803,730
American Funds IS New World Fund® Class 4	American Funds IS New World Fund Class 4	66,277	1,244,133	1,293,059
American Funds IS U.S. Government/AAA-Rated Securities FundSM Class 4	American Funds IS U.S. Government/AAA-Rated Securities Fund Class 4	94,349	1,159,887	1,128,417
	Blackrock® Variable Series Funds, Inc.
BlackRock Capital Appreciation V.I. Class III	BlackRock Capital Appreciation V.I. Class III	50,261	425,283	430,230
BlackRock Global Allocation V.I. Class III	BlackRock Global Allocation V.I. Class III	10,749,387	145,490,643	143,719,305
BlackRock iShares® Alternative Strategies V.I. Class I	BlackRock iShares Alternative Strategies V.I. Class I	147,611	1,533,036	1,498,249
BlackRock iShares Dynamic Allocation V.I. Class I	BlackRock iShares Dynamic Allocation V.I. Class I	166,807	1,637,372	1,643,054
BlackRock iShares Dynamic Fixed Income V.I. Class I	BlackRock iShares Dynamic Fixed Income V.I. Class I	47,698	477,735	471,738
BlackRock iShares Equity Appreciation V.I. Class I	BlackRock iShares Equity Appreciation V.I. Class I	65,172	621,795	639,336
	Fidelity® Variable Insurance Products Funds
Fidelity VIP Contrafund® Service Class 2	Fidelity VIP Contrafund Service Class 2	415,207	13,109,143	13,473,467
Fidelity VIP FundsManager® 60% Service Class 2	Fidelity VIP FundsManager 60% Service Class 2	2,089,189	23,469,442	23,001,973
Fidelity VIP Government Money Market Service Class	Fidelity VIP Government Money Market Service Class	7,440,268	7,440,268	7,440,268
Fidelity VIP Strategic Income Service Class 2	Fidelity VIP Strategic Income Service Class 2	229,182	2,565,949	2,516,419
	First Trust Variable Insurance Trust
First Trust Dorsey Wright Tactical Core Class I	First Trust Dorsey Wright Tactical Core Class I	56,939	563,412	560,845
First Trust/Dow Jones Dividend & Income Allocation Class I	First Trust/Dow Jones Dividend & Income Allocation Class I	1,993,133	24,107,221	25,611,754
First Trust Multi Income Allocation Class I	First Trust Multi Income Allocation Class I	69,025	717,524	727,523
	Franklin Templeton Variable Insurance Products Trust
Franklin Founding Funds Allocation VIP Class 2	Franklin Founding Funds Allocation VIP Class 2	33,279	234,443	235,616
Franklin Founding Funds Allocation VIP Class 4	Franklin Founding Funds Allocation VIP Class 4	1,798,187	11,928,362	12,964,928
Franklin Income VIP Class 2	Franklin Income VIP Class 2	411,131	6,076,581	6,323,195
Franklin Mutual Global Discovery VIP Class 2	Franklin Mutual Global Discovery VIP Class 2	266,335	5,510,110	5,249,470
Franklin Rising Dividends VIP Class 2	Franklin Rising Dividends VIP Class 2	393,380	9,929,400	9,791,220
Templeton Global Bond VIP Class 2	Templeton Global Bond VIP Class 2	411,841	6,919,742	6,692,415

	Ivy Variable Insurance Portfolios
Ivy VIP Asset Strategy	Ivy VIP Asset Strategy	62,452	632,606	502,361
Ivy VIP Energy	Ivy VIP Energy	106,909	602,131	724,043
	Janus Aspen Series
Janus Aspen Series Balanced Service Shares	Janus Aspen Series Balanced Service Shares	3,377,232	106,867,224	107,699,934
Janus Aspen Series Flexible Bond Service Shares	Janus Aspen Series Flexible Bond Service Shares	119,561	1,543,005	1,510,060
	JPMorgan Insurance Trust
JPMorgan Insurance Trust Global Allocation Class 2	JPMorgan Insurance Trust Global Allocation Class 2	25,536	384,107	379,715
JPMorgan Insurance Trust Income Builder Class 2	JPMorgan Insurance Trust Income Builder Class 2	115,334	1,133,599	1,144,113
	Legg Mason Partners Variable Equity Trust
ClearBridge Variable Aggressive Growth - Class II	ClearBridge Variable Aggressive Growth - Class II	4,193	109,375	103,743
	Lord Abbett Series Fund, Inc.
Lord Abbett Bond Debenture Class VC	Lord Abbett Bond Debenture Class VC	175,895	2,063,155	2,100,181
Lord Abbett International Core Equity Class VC	Lord Abbett International Core Equity Class VC	45,804	749,201	675,616
Lord Abbett Total Return Class VC	Lord Abbett Total Return Class VC	219,886	3,668,894	3,612,723
	MFS® Variable Insurance Trust
MFS Total Return Series - Service Class	MFS Total Return Series - Service Class	1,328,382	29,456,544	30,300,391
MFS Utilities Series - Service Class	MFS Utilities Series - Service Class	147,549	4,265,083	3,890,870
MFS Value Series - Service Class	MFS Value Series - Service Class	42,996	664,786	799,293

See Notes to Financial Statements	G-2

SEPARATE ACCOUNT A

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2016

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value
	MFS Variable Insurance Trust II
MFS Massachusetts Investors Growth Stock - Service Class	MFS Massachusetts Investors Growth Stock - Service Class	35,949	$610,164	$546,789
	Neuberger Berman Advisers Management Trust
Neuberger Berman AMT Absolute Return Multi-Manager Class S	Neuberger Berman AMT Absolute Return Multi-Manager Class S	2,251	20,577	20,889
	Oppenheimer Variable Account Funds
Oppenheimer Global Fund/VA Service Shares	Oppenheimer Global Fund/VA Service Shares	2,736	94,116	94,779
Oppenheimer International Growth Fund/VA Service Shares	Oppenheimer International Growth Fund/VA Service Shares	23,695	53,388	51,182
	PIMCO Variable Insurance Trust
PIMCO All Asset All Authority - Advisor Class	PIMCO All Asset All Authority - Advisor Class	11,026	90,790	92,725
PIMCO CommodityRealReturn® Strategy - Advisor Class	PIMCO CommodityRealReturn Strategy - Advisor Class	42,275	359,463	336,088
	Schwab VIT Portfolios
Schwab VIT Balanced	Schwab VIT Balanced	310,784	3,399,638	3,623,737
Schwab VIT Balanced with Growth	Schwab VIT Balanced with Growth	604,190	7,087,165	7,479,867
Schwab VIT Growth	Schwab VIT Growth	347,605	4,170,105	4,609,238
	State Street Variable Insurance Series Funds, Inc.
State Street Total Return V.I.S. Class 3	State Street Total Return V.I.S. Class 3	1,356,305	23,016,627	24,454,180
	VanEck VIP Trust
VanEck VIP Global Hard Assets Class S	VanEck VIP Global Hard Assets Class S	59,847	1,348,124	1,396,228

*	The variable account did not receive any dividend or capital gain distributions from its underlying portfolio/fund during the reporting period (See Note 3 in Notes to Financial Statements).

See Notes to Financial Statements	G-3

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2016

	Variable Accounts
	Core Income	Diversified Bond	Floating Rate Income	Floating Rate Loan	High Yield Bond	Inflation Managed
ASSETS
Investments in mutual funds, at value	$121,931	$6,861,862	$1,858,467	$7,135,237	$7,526,186	$6,855,398
Receivables:
Due from Pacific Life & Annuity Company	-	2,873	-	-	-	6,523
Investments sold	4	-	77	1,523	8,068	-
Total Assets	121,935	6,864,735	1,858,544	7,136,760	7,534,254	6,861,921
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	11	-	178	1,563	8,023	-
Investments purchased	-	2,995	-	-	-	6,452
Total Liabilities	11	2,995	178	1,563	8,023	6,452
NET ASSETS	$121,924	$6,861,740	$1,858,366	$7,135,197	$7,526,231	$6,855,469
NET ASSETS CONSIST OF:
Accumulation units	121,924	6,854,012	1,858,366	7,135,197	7,386,871	6,855,469
Contracts in payout (annuitization) period	-	7,728	-	-	139,360	-
NET ASSETS	$121,924	$6,861,740	$1,858,366	$7,135,197	$7,526,231	$6,855,469
Units Outstanding	12,191	581,677	173,983	674,400	532,834	527,534
Accumulation Unit Value	$9.94 - $10.04	$10.42 - $15.06	$10.49 - $11.06	$9.81 - $12.29	$10.59 - $24.06	$8.85 - $22.70
Cost of Investments	$119,936	$6,174,844	$1,707,191	$6,506,390	$5,787,358	$6,647,955

	Inflation Strategy	Managed Bond	Short Duration Bond	Emerging Markets Debt	Comstock	Developing Growth
ASSETS
Investments in mutual funds, at value	$880,756	$14,329,116	$10,267,050	$1,594,473	$3,679,775	$2,523,388
Receivables:
Due from Pacific Life & Annuity Company	-	13,765	7,732	-	-	1,488
Investments sold	35	-	-	121	2,092	-
Total Assets	880,791	14,342,881	10,274,782	1,594,594	3,681,867	2,524,876
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	81	-	-	218	2,112	-
Investments purchased	-	13,973	7,967	-	-	1,532
Total Liabilities	81	13,973	7,967	218	2,112	1,532
NET ASSETS	$880,710	$14,328,908	$10,266,815	$1,594,376	$3,679,755	$2,523,344
NET ASSETS CONSIST OF:
Accumulation units	880,710	14,328,908	10,261,058	1,459,272	3,679,755	2,523,344
Contracts in payout (annuitization) period	-	-	5,757	135,104	-	-
NET ASSETS	$880,710	$14,328,908	$10,266,815	$1,594,376	$3,679,755	$2,523,344
Units Outstanding	96,751	1,098,276	1,019,774	158,919	222,914	212,591
Accumulation Unit Value	$8.52 - $9.79	$9.76 - $24.98	$9.61 - $12.25	$9.34 - $10.75	$13.61 - $21.77	$10.44 - $16.27
Cost of Investments	$900,810	$12,689,163	$9,879,666	$1,499,842	$1,924,025	$1,969,228

See Notes to Financial Statements	H-1

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2016

	Variable Accounts
	Dividend Growth	Equity Index	Focused Growth	Growth	Large-Cap Growth	Large-Cap Value
ASSETS
Investments in mutual funds, at value	$11,301,863	$45,050,193	$3,341,775	$3,171,082	$3,969,546	$5,006,329
Receivables:
Due from Pacific Life & Annuity Company	-	67,579	2	5,158	-	-
Investments sold	2,283	-	-	-	127	2,164
Total Assets	11,304,146	45,117,772	3,341,777	3,176,240	3,969,673	5,008,493
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	2,581	-	-	-	270	2,248
Investments purchased	-	68,489	23	5,153	-	-
Total Liabilities	2,581	68,489	23	5,153	270	2,248
NET ASSETS	$11,301,565	$45,049,283	$3,341,754	$3,171,087	$3,969,403	$5,006,245
NET ASSETS CONSIST OF:
Accumulation units	11,165,912	45,003,148	3,208,246	3,171,087	3,969,403	5,006,245
Contracts in payout (annuitization) period	135,653	46,135	133,508	-	-	-
NET ASSETS	$11,301,565	$45,049,283	$3,341,754	$3,171,087	$3,969,403	$5,006,245
Units Outstanding	725,474	2,938,550	196,845	210,446	284,068	317,359
Accumulation Unit Value	$13.95 - $21.52	$14.21 - $37.65	$13.09 - $28.17	$14.08 - $38.86	$11.53 - $17.59	$13.52 - $23.82
Cost of Investments	$7,892,169	$36,463,521	$2,003,761	$2,527,810	$2,738,622	$2,786,844

	Long/Short Large-Cap	Main Street Core	Mid-Cap Equity	Mid-Cap Growth	Mid-Cap Value	Small-Cap Equity
ASSETS
Investments in mutual funds, at value	$2,513,725	$3,164,117	$5,263,244	$4,661,186	$2,668,483	$2,790,709
Receivables:
Due from Pacific Life & Annuity Company	-	-	1,095	14,431	16,648	-
Investments sold	967	357	-	-	-	109
Total Assets	2,514,692	3,164,474	5,264,339	4,675,617	2,685,131	2,790,818
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	1,093	401	-	-	-	137
Investments purchased	-	-	1,159	14,741	16,638	-
Total Liabilities	1,093	401	1,159	14,741	16,638	137
NET ASSETS	$2,513,599	$3,164,073	$5,263,180	$4,660,876	$2,668,493	$2,790,681
NET ASSETS CONSIST OF:
Accumulation units	2,513,599	3,164,073	4,972,473	4,660,876	2,668,493	2,636,071
Contracts in payout (annuitization) period	-	-	290,707	-	-	154,610
NET ASSETS	$2,513,599	$3,164,073	$5,263,180	$4,660,876	$2,668,493	$2,790,681
Units Outstanding	169,284	183,407	311,336	324,492	151,930	157,472
Accumulation Unit Value	$13.85 - $19.10	$14.57 - $31.33	$13.77 - $35.73	$11.62 - $18.42	$13.75 - $27.51	$14.50 - $26.41
Cost of Investments	$1,964,869	$1,648,757	$3,331,025	$3,154,203	$1,860,549	$2,127,626

See Notes to Financial Statements	H-2

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2016

	Variable Accounts
	Small-Cap Index	Small-Cap Value	Value Advantage	Emerging Markets	International Large-Cap	International Small-Cap
ASSETS
Investments in mutual funds, at value	$4,889,272	$4,843,350	$999,604	$5,314,732	$5,805,269	$1,873,131
Receivables:
Due from Pacific Life & Annuity Company	26,732	-	-	-	1,790	108
Investments sold	-	1,964	40	728	-	-
Total Assets	4,916,004	4,845,314	999,644	5,315,460	5,807,059	1,873,239
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	-	1,842	92	799	-	-
Investments purchased	26,759	-	-	-	1,930	121
Total Liabilities	26,759	1,842	92	799	1,930	121
NET ASSETS	$4,889,245	$4,843,472	$999,552	$5,314,661	$5,805,129	$1,873,118
NET ASSETS CONSIST OF:
Accumulation units	4,889,245	4,678,523	999,552	5,311,732	5,800,536	1,607,158
Contracts in payout (annuitization) period	-	164,949	-	2,929	4,593	265,960
NET ASSETS	$4,889,245	$4,843,472	$999,552	$5,314,661	$5,805,129	$1,873,118
Units Outstanding	280,176	247,391	71,265	417,081	481,550	152,731
Accumulation Unit Value	$14.21 - $29.40	$14.92 - $47.35	$13.83 - $14.40	$8.55 - $54.00	$9.97 - $20.54	$9.77 - $16.55
Cost of Investments	$3,217,994	$2,946,490	$874,004	$4,188,861	$4,619,080	$1,411,277

	International Value	Health Sciences	Real Estate	Technology	Currency Strategies	Diversified Alternatives
ASSETS
Investments in mutual funds, at value	$3,265,942	$15,092,493	$8,013,649	$3,426,144	$164,284	$728
Receivables:
Due from Pacific Life & Annuity Company	-	8,581	-	1,022	-	-
Investments sold	2,021	-	76	-	6	-
Total Assets	3,267,963	15,101,074	8,013,725	3,427,166	164,290	728
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	2,021	-	121	-	5	-
Investments purchased	-	8,957	-	1,129	-	-
Total Liabilities	2,021	8,957	121	1,129	5	-
NET ASSETS	$3,265,942	$15,092,117	$8,013,604	$3,426,037	$164,285	$728
NET ASSETS CONSIST OF:
Accumulation units	3,265,942	15,053,935	7,841,222	3,421,196	164,285	728
Contracts in payout (annuitization) period	-	38,182	172,382	4,841	-	-
NET ASSETS	$3,265,942	$15,092,117	$8,013,604	$3,426,037	$164,285	$728
Units Outstanding	343,451	783,083	531,700	302,293	15,573	70
Accumulation Unit Value	$6.37 - $12.61	$15.41 - $44.16	$12.03 - $52.48	$6.82 - $13.06	$10.39 - $10.76	$10.35 - $10.35
Cost of Investments	$2,675,209	$10,215,176	$5,203,303	$3,058,409	$145,177	$726

See Notes to Financial Statements	H-3

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2016

	Variable Accounts
	Equity Long/Short	Global Absolute Return	Pacific Dynamix - Conservative Growth	Pacific Dynamix - Moderate Growth	Pacific Dynamix - Growth	Portfolio Optimization Conservative
ASSETS
Investments in mutual funds, at value	$1,558,479	$703,319	$39,896,170	$115,691,226	$23,367,026	$93,943,638
Receivables:
Due from Pacific Life & Annuity Company	6,980	2,846	-	-	6,004	-
Investments sold	-	-	3,942	14,470	-	76,765
Total Assets	1,565,459	706,165	39,900,112	115,705,696	23,373,030	94,020,403
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	-	-	4,440	15,962	-	76,947
Investments purchased	7,112	2,881	-	-	6,457	-
Total Liabilities	7,112	2,881	4,440	15,962	6,457	76,947
NET ASSETS	$1,558,347	$703,284	$39,895,672	$115,689,734	$23,366,573	$93,943,456
NET ASSETS CONSIST OF:
Accumulation units	1,558,347	703,284	39,895,672	115,689,734	23,366,573	93,943,456
Contracts in payout (annuitization) period	-	-	-	-	-	-
NET ASSETS	$1,558,347	$703,284	$39,895,672	$115,689,734	$23,366,573	$93,943,456
Units Outstanding	123,419	66,914	3,133,268	8,488,214	1,483,287	8,451,665
Accumulation Unit Value	$12.52 - $12.68	$10.30 - $11.05	$10.94 - $15.84	$11.42 - $18.82	$11.91 - $21.01	$10.25 - $12.07
Cost of Investments	$1,422,050	$622,936	$35,002,007	$97,973,990	$18,662,326	$77,974,988

	Portfolio Optimization Moderate- Conservative	Portfolio Optimization Moderate	Portfolio Optimization Growth	Portfolio Optimization Aggressive- Growth	PSF DFA Balanced Allocation	Invesco V.I. Balanced-Risk Allocation Series II
ASSETS
Investments in mutual funds, at value	$180,861,218	$591,260,357	$450,974,294	$108,122,955	$454,235	$19,388,466
Receivables:
Due from Pacific Life & Annuity Company	-	-	-	-	574	14,053
Investments sold	20,234	608,884	304,565	34,579	-	-
Total Assets	180,881,452	591,869,241	451,278,859	108,157,534	454,809	19,402,519
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	19,624	606,405	304,465	33,090	-	-
Investments purchased	-	-	-	-	596	14,348
Total Liabilities	19,624	606,405	304,465	33,090	596	14,348
NET ASSETS	$180,861,828	$591,262,836	$450,974,394	$108,124,444	$454,213	$19,388,171
NET ASSETS CONSIST OF:
Accumulation units	180,861,828	591,262,836	450,929,935	108,124,444	454,213	19,388,171
Contracts in payout (annuitization) period	-	-	44,459	-	-	-
NET ASSETS	$180,861,828	$591,262,836	$450,974,394	$108,124,444	$454,213	$19,388,171
Units Outstanding	15,421,606	48,250,599	35,536,541	8,450,562	43,644	1,490,058
Accumulation Unit Value	$10.82 - $12.75	$11.29 - $13.66	$11.83 - $14.59	$12.14 - $15.27	$10.15 - $10.46	$10.47 - $18.92
Cost of Investments	$142,291,462	$431,773,320	$313,464,353	$72,936,709	$448,901	$19,543,645

See Notes to Financial Statements	H-4

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2016

	Variable Accounts
	Invesco V.I. Equity and Income Series II	Invesco V.I. Global Real Estate Series II	American Century VP Mid Cap Value Class II	American Funds IS Asset Allocation Fund Class 4	American Funds IS Blue Chip Income and Growth Fund Class 4	American Funds IS Bond Fund Class 4
ASSETS
Investments in mutual funds, at value	$901,759	$498,570	$6,009,903	$178,898,608	$2,730,541	$783,138
Receivables:
Due from Pacific Life & Annuity Company	-	2,913	5,383	-	4,005	-
Investments sold	1,025	-	-	67,751	-	27
Total Assets	902,784	501,483	6,015,286	178,966,359	2,734,546	783,165
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	1,068	-	-	71,656	-	55
Investments purchased	-	2,932	5,671	-	4,104	-
Total Liabilities	1,068	2,932	5,671	71,656	4,104	55
NET ASSETS	$901,716	$498,551	$6,009,615	$178,894,703	$2,730,442	$783,110
NET ASSETS CONSIST OF:
Accumulation units	901,716	498,551	5,840,827	178,850,005	2,589,131	783,110
Contracts in payout (annuitization) period	-	-	168,788	44,698	141,311	-
NET ASSETS	$901,716	$498,551	$6,009,615	$178,894,703	$2,730,442	$783,110
Units Outstanding	79,244	52,674	373,447	16,916,478	239,306	77,938
Accumulation Unit Value	$11.17 - $11.53	$9.35 - $9.56	$15.35 - $17.59	$10.11 - $11.28	$11.33 - $11.49	$9.98 - $10.11
Cost of Investments	$884,429	$500,287	$5,287,516	$175,161,117	$2,596,091	$799,161

	American Funds IS Capital Income Builder Class 4	American Funds IS Global Balanced Fund Class 4	American Funds IS Global Bond Fund Class 4	American Funds IS Global Growth and Income Fund Class 4	American Funds IS Global Growth Fund Class 4	American Funds IS Global Small Capitalization Fund Class 4
ASSETS
Investments in mutual funds, at value	$2,226,465	$241,383	$586,442	$1,462,637	$1,600,924	$315,423
Receivables:
Due from Pacific Life & Annuity Company	2,101	1,450	2,899	-	1,549	2,573
Investments sold	-	-	-	44	-	-
Total Assets	2,228,566	242,833	589,341	1,462,681	1,602,473	317,996
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	-	-	-	105	-	-
Investments purchased	2,211	1,458	2,922	-	1,636	2,586
Total Liabilities	2,211	1,458	2,922	105	1,636	2,586
NET ASSETS	$2,226,355	$241,375	$586,419	$1,462,576	$1,600,837	$315,410
NET ASSETS CONSIST OF:
Accumulation units	2,226,355	241,375	462,558	1,190,094	1,600,837	315,410
Contracts in payout (annuitization) period	-	-	123,861	272,482	-	-
NET ASSETS	$2,226,355	$241,375	$586,419	$1,462,576	$1,600,837	$315,410
Units Outstanding	226,220	23,852	59,307	141,828	144,630	31,844
Accumulation Unit Value	$9.68 - $9.97	$10.05 - $10.16	$9.85 - $9.97	$10.28 - $10.38	$10.85 - $11.20	$9.89 - $9.98
Cost of Investments	$2,303,849	$239,606	$616,168	$1,418,392	$1,611,730	$319,135

See Notes to Financial Statements	H-5

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2016

	Variable Accounts
	American Funds IS Growth Fund Class 4	American Funds IS Growth-Income Fund Class 4	American Funds IS High-Income Bond Fund Class 4	American Funds IS International Fund Class 4	American Funds IS International Growth and Income Fund Class 4	American Funds IS Managed Risk Asset Allocation Fund Class P2
ASSETS
Investments in mutual funds, at value	$8,823,055	$8,988,231	$608,598	$1,101,005	$788,519	$6,803,730
Receivables:
Due from Pacific Life & Annuity Company	-	-	-	4,899	631	-
Investments sold	777	6,067	24	-	-	1,191
Total Assets	8,823,832	8,994,298	608,622	1,105,904	789,150	6,804,921
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	1,942	7,047	63	-	-	1,477
Investments purchased	-	-	-	4,958	664	-
Total Liabilities	1,942	7,047	63	4,958	664	1,477
NET ASSETS	$8,821,890	$8,987,251	$608,559	$1,100,946	$788,486	$6,803,444
NET ASSETS CONSIST OF:
Accumulation units	8,672,485	8,987,251	608,559	1,100,946	788,486	6,803,444
Contracts in payout (annuitization) period	149,405	-	-	-	-	-
NET ASSETS	$8,821,890	$8,987,251	$608,559	$1,100,946	$788,486	$6,803,444
Units Outstanding	825,865	835,829	55,618	120,107	86,933	629,739
Accumulation Unit Value	$10.62 - $12.39	$10.69 - $11.98	$10.89 - $11.01	$9.06 - $9.38	$8.70 - $9.35	$10.62 - $10.88
Cost of Investments	$8,793,008	$9,224,621	$603,104	$1,305,618	$881,217	$6,753,623

	American Funds IS New World Fund Class 4	American Funds IS U.S. Government/ AAA-Rated Securities Fund Class 4	BlackRock Capital Appreciation V.I. Class III	BlackRock Global Allocation V.I. Class III	BlackRock iShares Alternative Strategies V.I. Class I	BlackRock iShares Dynamic Allocation V.I. Class I
ASSETS
Investments in mutual funds, at value	$1,293,059	$1,128,417	$430,230	$143,719,305	$1,498,249	$1,643,054
Receivables:
Due from Pacific Life & Annuity Company	5,751	5,573	359	-	-	212
Investments sold	-	-	-	52,319	27	-
Total Assets	1,298,810	1,133,990	430,589	143,771,624	1,498,276	1,643,266
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	-	-	-	52,119	95	-
Investments purchased	5,844	5,627	373	-	-	287
Total Liabilities	5,844	5,627	373	52,119	95	287
NET ASSETS	$1,292,966	$1,128,363	$430,216	$143,719,505	$1,498,181	$1,642,979
NET ASSETS CONSIST OF:
Accumulation units	1,292,966	1,128,363	430,216	143,719,505	1,371,161	1,642,979
Contracts in payout (annuitization) period	-	-	-	-	127,020	-
NET ASSETS	$1,292,966	$1,128,363	$430,216	$143,719,505	$1,498,181	$1,642,979
Units Outstanding	142,019	111,378	25,852	12,668,996	142,808	164,272
Accumulation Unit Value	$8.97 - $9.38	$10.00 - $10.22	$14.41 - $18.81	$10.59 - $13.08	$10.37 - $10.76	$9.91 - $10.06
Cost of Investments	$1,244,133	$1,159,887	$425,283	$145,490,643	$1,533,036	$1,637,372

See Notes to Financial Statements	H-6

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2016

	Variable Accounts
	BlackRock iShares Dynamic Fixed Income V.I. Class I	BlackRock iShares Equity Appreciation V.I. Class I	Fidelity VIP Contrafund Service Class 2	Fidelity VIP FundsManager 60% Service Class 2	Fidelity VIP Government Money Market Service Class	Fidelity VIP Strategic Income Service Class 2
ASSETS
Investments in mutual funds, at value	$471,738	$639,336	$13,473,467	$23,001,973	$7,440,268	$2,516,419
Receivables:
Due from Pacific Life & Annuity Company	590	8,373	8,473	4,214	-	-
Investments sold	-	-	-	-	79	89
Total Assets	472,328	647,709	13,481,940	23,006,187	7,440,347	2,516,508
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	-	-	-	-	49	248
Investments purchased	610	8,394	9,057	4,677	-	-
Total Liabilities	610	8,394	9,057	4,677	49	248
NET ASSETS	$471,718	$639,315	$13,472,883	$23,001,510	$7,440,298	$2,516,260
NET ASSETS CONSIST OF:
Accumulation units	471,718	639,315	13,450,806	23,001,510	7,434,511	2,510,270
Contracts in payout (annuitization) period	-	-	22,077	-	5,787	5,990
NET ASSETS	$471,718	$639,315	$13,472,883	$23,001,510	$7,440,298	$2,516,260
Units Outstanding	47,194	64,464	963,520	1,913,261	771,414	239,754
Accumulation Unit Value	$9.94 - $10.05	$9.83 - $9.96	$13.64 - $14.75	$11.52 - $13.23	$9.50 - $9.91	$10.33 - $10.80
Cost of Investments	$477,735	$621,795	$13,109,143	$23,469,442	$7,440,268	$2,565,949

	First Trust Dorsey Wright Tactical Core Class I	First Trust/Dow Jones Dividend & Income Allocation Class I	First Trust Multi Income Allocation Class I	Franklin Founding Funds Allocation VIP Class 2	Franklin Founding Funds Allocation VIP Class 4	Franklin Income VIP Class 2
ASSETS
Investments in mutual funds, at value	$560,845	$25,611,754	$727,523	$235,616	$12,964,928	$6,323,195
Receivables:
Due from Pacific Life & Annuity Company	1,839	-	104	-	-	2,704
Investments sold	-	27,151	-	6	1,298	-
Total Assets	562,684	25,638,905	727,627	235,622	12,966,226	6,325,899
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	-	28,161	-	15	1,363	-
Investments purchased	1,873	-	143	-	-	2,935
Total Liabilities	1,873	28,161	143	15	1,363	2,935
NET ASSETS	$560,811	$25,610,744	$727,484	$235,607	$12,964,863	$6,322,964
NET ASSETS CONSIST OF:
Accumulation units	560,811	25,610,744	727,484	235,607	12,964,863	6,322,964
Contracts in payout (annuitization) period	-	-	-	-	-	-
NET ASSETS	$560,811	$25,610,744	$727,484	$235,607	$12,964,863	$6,322,964
Units Outstanding	56,694	1,982,935	68,305	15,934	1,032,868	626,112
Accumulation Unit Value	$9.84 - $9.91	$12.22 - $14.08	$10.57 - $10.71	$14.05 - $15.82	$11.54 - $15.47	$10.00 - $10.12
Cost of Investments	$563,412	$24,107,221	$717,524	$234,443	$11,928,362	$6,076,581

See Notes to Financial Statements	H-7

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2016

	Variable Accounts
	Franklin Mutual Global Discovery VIP Class 2	Franklin Rising Dividends VIP Class 2	Templeton Global Bond VIP Class 2	Ivy VIP Asset Strategy	Ivy VIP Energy	Janus Aspen Series Balanced Service Shares
ASSETS
Investments in mutual funds, at value	$5,249,470	$9,791,220	$6,692,415	$502,361	$724,043	$107,699,934
Receivables:
Due from Pacific Life & Annuity Company	-	831	499	200	-	77,022
Investments sold	2,860	-	-	-	27	-
Total Assets	5,252,330	9,792,051	6,692,914	502,561	724,070	107,776,956
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	3,042	-	-	-	64	-
Investments purchased	-	1,232	871	232	-	78,481
Total Liabilities	3,042	1,232	871	232	64	78,481
NET ASSETS	$5,249,288	$9,790,819	$6,692,043	$502,329	$724,006	$107,698,475
NET ASSETS CONSIST OF:
Accumulation units	5,227,409	9,654,260	6,692,043	502,329	724,006	107,698,475
Contracts in payout (annuitization) period	21,879	136,559	-	-	-	-
NET ASSETS	$5,249,288	$9,790,819	$6,692,043	$502,329	$724,006	$107,698,475
Units Outstanding	393,659	712,995	705,129	59,445	78,232	8,816,782
Accumulation Unit Value	$12.33 - $17.36	$13.35 - $15.19	$9.27 - $12.23	$8.36 - $8.49	$9.19 - $9.29	$10.11 - $13.20
Cost of Investments	$5,510,110	$9,929,400	$6,919,742	$632,606	$602,131	$106,867,224

	Janus Aspen Series Flexible Bond Service Shares	JPMorgan Insurance Trust Global Allocation Class 2	JPMorgan Insurance Trust Income Builder Class 2	ClearBridge Variable Aggressive Growth - Class II	Lord Abbett Bond Debenture Class VC	Lord Abbett International Core Equity Class VC
ASSETS
Investments in mutual funds, at value	$1,510,060	$379,715	$1,144,113	$103,743	$2,100,181	$675,616
Receivables:
Due from Pacific Life & Annuity Company	-	-	5,580	-	3,900	6,903
Investments sold	57	12	-	143	-	-
Total Assets	1,510,117	379,727	1,149,693	103,886	2,104,081	682,519
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	132	27	-	148	-	-
Investments purchased	-	-	5,649	-	4,030	6,924
Total Liabilities	132	27	5,649	148	4,030	6,924
NET ASSETS	$1,509,985	$379,700	$1,144,044	$103,738	$2,100,051	$675,595
NET ASSETS CONSIST OF:
Accumulation units	1,509,985	379,700	1,144,044	103,738	2,093,746	675,595
Contracts in payout (annuitization) period	-	-	-	-	6,305	-
NET ASSETS	$1,509,985	$379,700	$1,144,044	$103,738	$2,100,051	$675,595
Units Outstanding	150,761	38,573	114,548	10,577	183,100	67,757
Accumulation Unit Value	$9.89 - $10.08	$9.78 - $9.85	$9.93 - $10.01	$9.77 - $9.85	$11.16 - $12.22	$8.49 - $12.44
Cost of Investments	$1,543,005	$384,107	$1,133,599	$109,375	$2,063,155	$749,201

See Notes to Financial Statements	H-8

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2016

	Variable Accounts
	Lord Abbett Total Return Class VC	MFS Total Return Series - Service Class	MFS Utilities Series - Service Class	MFS Value Series - Service Class	MFS Massachusetts Investors Growth Stock - Service Class	Neuberger Berman AMT Absolute Return Multi- Manager Class S
ASSETS
Investments in mutual funds, at value	$3,612,723	$30,300,391	$3,890,870	$799,293	$546,789	$20,889
Receivables:
Due from Pacific Life & Annuity Company	7,552	17,796	9,396	-	217	-
Investments sold	-	-	-	1,231	-	1
Total Assets	3,620,275	30,318,187	3,900,266	800,524	547,006	20,890
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	-	-	-	1,253	-	2
Investments purchased	7,690	18,278	9,625	-	255	-
Total Liabilities	7,690	18,278	9,625	1,253	255	2
NET ASSETS	$3,612,585	$30,299,909	$3,890,641	$799,271	$546,751	$20,888
NET ASSETS CONSIST OF:
Accumulation units	3,612,585	30,299,909	3,762,968	799,271	546,751	20,888
Contracts in payout (annuitization) period	-	-	127,673	-	-	-
NET ASSETS	$3,612,585	$30,299,909	$3,890,641	$799,271	$546,751	$20,888
Units Outstanding	334,309	2,342,213	353,829	42,717	53,261	2,180
Accumulation Unit Value	$10.11 - $12.49	$12.05 - $14.84	$10.60 - $12.40	$17.80 - $21.51	$10.24 - $10.28	$9.58 - $9.58
Cost of Investments	$3,668,894	$29,456,544	$4,265,083	$664,786	$610,164	$20,577

	Oppenheimer Global Fund/VA Service Shares	Oppenheimer International Growth Fund/VA Service Shares	PIMCO All Asset All Authority - Advisor Class	PIMCO Commodity- RealReturn Strategy - Advisor Class	Schwab VIT Balanced	Schwab VIT Balanced with Growth
ASSETS
Investments in mutual funds, at value	$94,779	$51,182	$92,725	$336,088	$3,623,737	$7,479,867
Receivables:
Due from Pacific Life & Annuity Company	-	-	160	1,209	-	-
Investments sold	3	2	-	-	60	1,526
Total Assets	94,782	51,184	92,885	337,297	3,623,797	7,481,393
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	8	4	-	-	125	1,575
Investments purchased	-	-	166	1,231	-	-
Total Liabilities	8	4	166	1,231	125	1,575
NET ASSETS	$94,774	$51,180	$92,719	$336,066	$3,623,672	$7,479,818
NET ASSETS CONSIST OF:
Accumulation units	94,774	51,180	92,719	336,066	3,623,672	7,479,818
Contracts in payout (annuitization) period	-	-	-	-	-	-
NET ASSETS	$94,774	$51,180	$92,719	$336,066	$3,623,672	$7,479,818
Units Outstanding	9,893	5,412	10,255	57,257	314,338	611,058
Accumulation Unit Value	$9.55 - $9.62	$9.45 - $9.47	$8.93 - $9.07	$5.49 - $5.96	$11.53 - $11.53	$12.24 - $12.24
Cost of Investments	$94,116	$53,388	$90,790	$359,463	$3,399,638	$7,087,165

See Notes to Financial Statements	H-9

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2016

	Variable Accounts
	Schwab VIT Growth	State Street Total Return V.I.S. Class 3	VanEck VIP Global Hard Assets Class S
ASSETS
Investments in mutual funds, at value	$4,609,238	$24,454,180	$1,396,228
Receivables:
Due from Pacific Life & Annuity Company	-	-	2,825
Investments sold	502	47,732	-
Total Assets	4,609,740	24,501,912	1,399,053
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	503	47,740	-
Investments purchased	-	-	2,894
Total Liabilities	503	47,740	2,894
NET ASSETS	$4,609,237	$24,454,172	$1,396,159
NET ASSETS CONSIST OF:
Accumulation units	4,609,237	24,454,172	1,396,159
Contracts in payout (annuitization) period	-	-	-
NET ASSETS	$4,609,237	$24,454,172	$1,396,159
Units Outstanding	352,526	1,727,445	169,080
Accumulation Unit Value	$13.07 - $13.07	$11.11 - $18.41	$7.70 - $8.40
Cost of Investments	$4,170,105	$23,016,627	$1,348,124

See Notes to Financial Statements	H-10

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2016

	Variable Accounts
	Core Income	Diversified Bond	Floating Rate Income	Floating Rate Loan	High Yield Bond	Inflation Managed
INVESTMENT INCOME
Dividends (1)	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk	891	83,641	18,037	66,196	75,344	93,453
Administrative fees	203	14,853	4,021	13,146	13,904	16,868
Total Expenses	1,094	98,494	22,058	79,342	89,248	110,321
Net Investment Income (Loss)	(1,094)	(98,494)	(22,058)	(79,342)	(89,248)	(110,321)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(219)	(17,261)	860	(6,924)	(30,993)	2,151
Capital gain distributions (1)	-	-	-	-	-	-
Realized Gain (Loss) on Investments	(219)	(17,261)	860	(6,924)	(30,993)	2,151
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	2,309	318,906	133,849	529,775	924,571	392,917
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$996	$203,151	$112,651	$443,509	$804,330	$284,747

	Inflation Strategy	Managed Bond	Short Duration Bond	Emerging Markets Debt	Comstock	Developing Growth
INVESTMENT INCOME
Dividends (1)	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk	9,596	174,730	95,371	15,851	33,437	29,556
Administrative fees	1,725	32,414	18,755	2,570	6,739	5,832
Total Expenses	11,321	207,144	114,126	18,421	40,176	35,388
Net Investment Income (Loss)	(11,321)	(207,144)	(114,126)	(18,421)	(40,176)	(35,388)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(3,518)	(2,163)	1,867	(8,381)	(6,465)	(67,714)
Capital gain distributions (1)	-	-	-	-	-	-
Realized Gain (Loss) on Investments	(3,518)	(2,163)	1,867	(8,381)	(6,465)	(67,714)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	12,244	390,649	143,912	155,050	538,935	1,803
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($2,595)	$181,342	$31,653	$128,248	$492,294	($101,299)

	Dividend Growth	Equity Index	Focused Growth	Growth	Large-Cap Growth	Large-Cap Value
INVESTMENT INCOME
Dividends (1)	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk	114,544	386,827	52,517	42,607	43,936	55,867
Administrative fees	22,425	84,448	8,794	7,966	9,089	10,324
Total Expenses	136,969	471,275	61,311	50,573	53,025	66,191
Net Investment Income (Loss)	(136,969)	(471,275)	(61,311)	(50,573)	(53,025)	(66,191)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(8,818)	(83,729)	223,326	59,085	(68,969)	(25,321)
Capital gain distributions (1)	-	-	-	-	-	-
Realized Gain (Loss) on Investments	(8,818)	(83,729)	223,326	59,085	(68,969)	(25,321)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	1,113,525	4,415,355	131,056	24,373	56,778	578,676
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$967,738	$3,860,351	$293,071	$32,885	($65,216)	$487,164

(1) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements	H-11

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2016

	Variable Accounts
	Long/Short Large-Cap	Main Street Core	Mid-Cap Equity	Mid-Cap Growth	Mid-Cap Value	Small-Cap Equity
INVESTMENT INCOME
Dividends (1)	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk	24,591	30,926	58,891	53,769	27,363	19,287
Administrative fees	5,127	6,008	10,286	10,182	5,394	3,280
Total Expenses	29,718	36,934	69,177	63,951	32,757	22,567
Net Investment Income (Loss)	(29,718)	(36,934)	(69,177)	(63,951)	(32,757)	(22,567)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(19,793)	(24,247)	(15,751)	(36,374)	9,685	(8,282)
Capital gain distributions (1)	-	-	-	-	-	-
Realized Gain (Loss) on Investments	(19,793)	(24,247)	(15,751)	(36,374)	9,685	(8,282)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	239,666	315,623	806,964	293,496	357,854	451,459
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$190,155	$254,442	$722,036	$193,171	$334,782	$420,610

	Small-Cap Index	Small-Cap Value	Value Advantage	Emerging Markets	International Large-Cap	International Small-Cap
INVESTMENT INCOME
Dividends (1)	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk	40,158	39,089	7,519	63,274	66,168	26,125
Administrative fees	9,272	7,553	1,510	11,335	13,086	4,281
Total Expenses	49,430	46,642	9,029	74,609	79,254	30,406
Net Investment Income (Loss)	(49,430)	(46,642)	(9,029)	(74,609)	(79,254)	(30,406)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(59,200)	(11,048)	(271)	(117,782)	(112,961)	(11,548)
Capital gain distributions (1)	-	-	-	-	-	-
Realized Gain (Loss) on Investments	(59,200)	(11,048)	(271)	(117,782)	(112,961)	(11,548)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	876,193	979,407	110,440	485,834	110,041	79,852
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$767,563	$921,717	$101,140	$293,443	($82,174)	$37,898

	International Value	Health Sciences	Real Estate	Technology	Currency Strategies	Diversified Alternatives (2)
INVESTMENT INCOME
Dividends (1)	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk	35,739	187,787	89,578	40,458	2,038	3
Administrative fees	6,756	36,359	17,428	7,116	449	-
Total Expenses	42,495	224,146	107,006	47,574	2,487	3
Net Investment Income (Loss)	(42,495)	(224,146)	(107,006)	(47,574)	(2,487)	(3)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(41,840)	(337,514)	(31,586)	(66,663)	4,687	-
Capital gain distributions (1)	-	-	-	-	-	-
Realized Gain (Loss) on Investments	(41,840)	(337,514)	(31,586)	(66,663)	4,687	-
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	149,139	(793,181)	472,578	(35,559)	5,233	2
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$64,804	($1,354,841)	$333,986	($149,796)	$7,433	($1)

(1) See Note 3 in Notes to Financial Statements.

(2) Operations commenced or resumed during 2016 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	H-12

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2016

	Variable Accounts
	Equity Long/Short	Global Absolute Return	Pacific Dynamix - Conservative Growth	Pacific Dynamix - Moderate Growth	Pacific Dynamix - Growth	Portfolio Optimization Conservative
INVESTMENT INCOME
Dividends (1)	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk	15,459	7,215	405,722	1,186,772	245,761	1,386,410
Administrative fees	2,771	1,613	77,048	224,950	45,332	236,313
Total Expenses	18,230	8,828	482,770	1,411,722	291,093	1,622,723
Net Investment Income (Loss)	(18,230)	(8,828)	(482,770)	(1,411,722)	(291,093)	(1,622,723)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(19,209)	1,501	(76,954)	(239,185)	(5,834)	902,989
Capital gain distributions (1)	-	-	-	-	-	-
Realized Gain (Loss) on Investments	(19,209)	1,501	(76,954)	(239,185)	(5,834)	902,989
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	134,082	29,979	2,502,221	9,057,865	2,164,726	5,209,238
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$96,643	$22,652	$1,942,497	$7,406,958	$1,867,799	$4,489,504

	Portfolio Optimization Moderate- Conservative	Portfolio Optimization Moderate	Portfolio Optimization Growth	Portfolio Optimization Aggressive- Growth	PSF DFA Balanced Allocation (2)	Invesco V.I. Balanced-Risk Allocation Series II
INVESTMENT INCOME
Dividends (1)	$-	$-	$-	$-	$-	$34,917
EXPENSES
Mortality and expense risk	2,269,421	7,800,417	6,075,919	1,572,387	1,024	213,661
Administrative fees	381,906	1,309,790	1,009,606	259,816	229	40,493
Total Expenses	2,651,327	9,110,207	7,085,525	1,832,203	1,253	254,154
Net Investment Income (Loss)	(2,651,327)	(9,110,207)	(7,085,525)	(1,832,203)	(1,253)	(219,237)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	4,268,787	13,467,827	12,725,262	5,052,967	(22)	(543,406)
Capital gain distributions (1)	-	-	-	-	-	-
Realized Gain (Loss) on Investments	4,268,787	13,467,827	12,725,262	5,052,967	(22)	(543,406)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	7,213,577	32,101,039	24,207,437	4,809,079	5,334	2,399,188
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$8,831,037	$36,458,659	$29,847,174	$8,029,843	$4,059	$1,636,545

	Invesco V.I. Equity and Income Series II	Invesco V.I. Global Real Estate Series II	American Century VP Mid Cap Value Class II	American Funds IS Asset Allocation Fund Class 4	American Funds IS Blue Chip Income and Growth Fund Class 4	American Funds IS Bond Fund Class 4 (2)
INVESTMENT INCOME
Dividends (1)	$9,819	$3,187	$70,558	$2,329,287	$45,691	$10,637
EXPENSES
Mortality and expense risk	5,570	2,392	48,914	1,932,115	17,610	4,634
Administrative fees	1,159	573	9,640	365,486	2,852	1,091
Total Expenses	6,729	2,965	58,554	2,297,601	20,462	5,725
Net Investment Income (Loss)	3,090	222	12,004	31,686	25,229	4,912
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(17,154)	(265)	(10,729)	(292,198)	(26,351)	(1,894)
Capital gain distributions (1)	18,979	4,322	182,359	3,879,947	120,067	1,882
Realized Gain (Loss) on Investments	1,825	4,057	171,630	3,587,749	93,716	(12)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	70,678	1,344	674,526	8,291,851	134,510	(16,023)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$75,593	$5,623	$858,160	$11,911,286	$253,455	($11,123)

(1) See Note 3 in Notes to Financial Statements.

(2) Operations commenced or resumed during 2016 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	H-13

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2016

	Variable Accounts
	American Funds IS Capital Income Builder Class 4	American Funds IS Global Balanced Fund Class 4	American Funds IS Global Bond Fund Class 4 (1)	American Funds IS Global Growth and Income Fund Class 4	American Funds IS Global Growth Fund Class 4	American Funds IS Global Small Capitalization Fund Class 4
INVESTMENT INCOME
Dividends (2)	$59,269	$2,953	$2,757	$25,482	$11,701	$247
EXPENSES
Mortality and expense risk	19,423	1,128	4,243	11,310	25,796	800
Administrative fees	4,451	237	593	1,558	4,506	170
Total Expenses	23,874	1,365	4,836	12,868	30,302	970
Net Investment Income (Loss)	35,395	1,588	(2,079)	12,614	(18,601)	(723)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(11,461)	(3)	(37)	4,403	(87,197)	(373)
Capital gain distributions (2)	-	-	1,052	-	155,560	7,075
Realized Gain (Loss) on Investments	(11,461)	(3)	1,015	4,403	68,363	6,702
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	16,864	1,877	(29,726)	47,190	(653)	(3,708)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$40,798	$3,462	($30,790)	$64,207	$49,109	$2,271

	American Funds IS Growth Fund Class 4	American Funds IS Growth-Income Fund Class 4	American Funds IS High-Income Bond Fund Class 4	American Funds IS International Fund Class 4	American Funds IS International Growth and Income Fund Class 4	American Funds IS Managed Risk Asset Allocation Fund Class P2
INVESTMENT INCOME
Dividends (2)	$48,387	$108,293	$27,614	$13,527	$18,765	$77,316
EXPENSES
Mortality and expense risk	101,197	93,462	2,780	10,794	7,380	61,700
Administrative fees	19,276	18,325	535	2,316	1,740	14,158
Total Expenses	120,473	111,787	3,315	13,110	9,120	75,858
Net Investment Income (Loss)	(72,086)	(3,494)	24,299	417	9,645	1,458
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(169,386)	(71,390)	(864)	(38,033)	(7,597)	(21,412)
Capital gain distributions (2)	755,784	883,976	-	87,830	3,149	176,230
Realized Gain (Loss) on Investments	586,398	812,586	(864)	49,797	(4,448)	154,818
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	139,394	(22,174)	5,424	(31,254)	(4,244)	193,238
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$653,706	$786,918	$28,859	$18,960	$953	$349,514

	American Funds IS New World Fund Class 4	American Funds IS U.S. Government/ AAA-Rated Securities Fund Class 4	BlackRock Capital Appreciation V.I. Class III	BlackRock Global Allocation V.I. Class III	BlackRock iShares Alternative Strategies V.I. Class I	BlackRock iShares Dynamic Allocation V.I. Class I
INVESTMENT INCOME
Dividends (2)	$7,941	$14,757	$-	$1,766,441	$40,886	$34,834
EXPENSES
Mortality and expense risk	13,241	19,642	2,805	1,655,222	15,179	16,136
Administrative fees	2,757	3,665	633	315,792	2,903	3,325
Total Expenses	15,998	23,307	3,438	1,971,014	18,082	19,461
Net Investment Income (Loss)	(8,057)	(8,550)	(3,438)	(204,573)	22,804	15,373
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(20,994)	(14,042)	(4,424)	(4,429,718)	(13,294)	(1,483)
Capital gain distributions (2)	-	35,731	11,979	-	-	-
Realized Gain (Loss) on Investments	(20,994)	21,689	7,555	(4,429,718)	(13,294)	(1,483)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	73,069	(8,069)	(5,605)	8,001,112	7,889	63,529
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$44,018	$5,070	($1,488)	$3,366,821	$17,399	$77,419

(1) Operations commenced or resumed during 2016 (See Financial Highlights for commencement date of operations).

(2) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements	H-14

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2016

	Variable Accounts
	BlackRock iShares Dynamic Fixed Income V.I. Class I	BlackRock iShares Equity Appreciation V.I. Class I	Fidelity VIP Contrafund Service Class 2	Fidelity VIP FundsManager 60% Service Class 2	Fidelity VIP Government Money Market Service Class	Fidelity VIP Strategic Income Service Class 2
INVESTMENT INCOME
Dividends (1)	$8,936	$10,071	$80,073	$256,137	$7,992	$83,547
EXPENSES
Mortality and expense risk	3,614	5,673	113,212	243,288	90,352	22,648
Administrative fees	864	1,104	23,765	49,885	15,507	5,164
Total Expenses	4,478	6,777	136,977	293,173	105,859	27,812
Net Investment Income (Loss)	4,458	3,294	(56,904)	(37,036)	(97,867)	55,735
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(328)	(3,555)	(355,714)	(277,862)	-	(12,868)
Capital gain distributions (1)	-	-	800,193	735,363	-	-
Realized Gain (Loss) on Investments	(328)	(3,555)	444,479	457,501	-	(12,868)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	2,537	45,783	309,459	277,461	-	85,446
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,667	$45,522	$697,034	$697,926	($97,867)	$128,313

	First Trust Dorsey Wright Tactical Core Class I	First Trust/Dow Jones Dividend & Income Allocation Class I	First Trust Multi Income Allocation Class I	Franklin Founding Funds Allocation VIP Class 2	Franklin Founding Funds Allocation VIP Class 4	Franklin Income VIP Class 2
INVESTMENT INCOME
Dividends (1)	$5,082	$203,235	$15,480	$8,039	$443,721	$88,702
EXPENSES
Mortality and expense risk	5,647	189,537	7,781	1,764	141,849	27,808
Administrative fees	1,388	36,813	1,658	310	25,236	6,619
Total Expenses	7,035	226,350	9,439	2,074	167,085	34,427
Net Investment Income (Loss)	(1,953)	(23,115)	6,041	5,965	276,636	54,275
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(8,450)	(37,364)	(529)	(1,909)	(251,952)	(22,261)
Capital gain distributions (1)	5,235	499,178	-	6,805	390,523	-
Realized Gain (Loss) on Investments	(3,215)	461,814	(529)	4,896	138,571	(22,261)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	7,848	1,132,206	43,534	13,495	864,945	299,772
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,680	$1,570,905	$49,046	$24,356	$1,280,152	$331,786

	Franklin Mutual Global Discovery VIP Class 2	Franklin Rising Dividends VIP Class 2	Templeton Global Bond VIP Class 2	Ivy VIP Asset Strategy	Ivy VIP Energy	Janus Aspen Series Balanced Service Shares
INVESTMENT INCOME
Dividends (1)	$81,195	$110,874	$-	$2,795	$407	$1,913,862
EXPENSES
Mortality and expense risk	46,758	88,975	67,388	5,037	4,277	994,179
Administrative fees	10,413	18,958	15,026	1,066	855	207,273
Total Expenses	57,171	107,933	82,414	6,103	5,132	1,201,452
Net Investment Income (Loss)	24,024	2,941	(82,414)	(3,308)	(4,725)	712,410
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(167,946)	(243,969)	(240,229)	(3,654)	19,996	(739,095)
Capital gain distributions (1)	385,012	953,614	5,585	-	-	1,289,044
Realized Gain (Loss) on Investments	217,066	709,645	(234,644)	(3,654)	19,996	549,949
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	257,981	316,068	432,619	(9,859)	131,740	2,305,360
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$499,071	$1,028,654	$115,561	($16,821)	$147,011	$3,567,719

(1) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements	H-15

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2016

	Variable Accounts
	Janus Aspen Series Flexible Bond Service Shares	JPMorgan Insurance Trust Global Allocation Class 2	JPMorgan Insurance Trust Income Builder Class 2	ClearBridge Variable Aggressive Growth - Class II	Lord Abbett Bond Debenture Class VC	Lord Abbett International Core Equity Class VC
INVESTMENT INCOME
Dividends (1)	$43,951	$10,506	$34,198	$373	$92,047	$17,662
EXPENSES
Mortality and expense risk	20,452	3,699	7,894	873	24,473	5,244
Administrative fees	4,199	597	1,999	112	4,870	1,092
Total Expenses	24,651	4,296	9,893	985	29,343	6,336
Net Investment Income (Loss)	19,300	6,210	24,305	(612)	62,704	11,326
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(887)	(302)	(822)	(200)	(33,116)	(10,072)
Capital gain distributions (1)	-	4	-	4,813	-	-
Realized Gain (Loss) on Investments	(887)	(298)	(822)	4,613	(33,116)	(10,072)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	6,514	10,675	17,647	(1,644)	217,103	(18,350)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$24,927	$16,587	$41,130	$2,357	$246,691	($17,096)

	Lord Abbett Total Return Class VC	MFS Total Return Series - Service Class	MFS Utilities Series - Service Class	MFS Value Series - Service Class	MFS Massachusetts Investors Growth Stock - Service Class	Neuberger Berman AMT Absolute Return Multi- Manager Class S (2)
INVESTMENT INCOME
Dividends (1)	$93,411	$708,201	$141,130	$13,743	$2,098	$-
EXPENSES
Mortality and expense risk	25,000	284,280	40,746	4,769	3,573	182
Administrative fees	5,788	55,202	7,897	1,080	826	40
Total Expenses	30,788	339,482	48,643	5,849	4,399	222
Net Investment Income (Loss)	62,623	368,719	92,487	7,894	(2,301)	(222)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(9,887)	(266,509)	(220,898)	(6,775)	(7,725)	-
Capital gain distributions (1)	13,548	874,280	89,635	60,679	63,475	112
Realized Gain (Loss) on Investments	3,661	607,771	(131,263)	53,904	55,750	112
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	15,591	825,115	270,707	26,569	(24,069)	312
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$81,875	$1,801,605	$231,931	$88,367	$29,380	$202

	Oppenheimer Global Fund/VA Service Shares	Oppenheimer International Growth Fund/VA Service Shares (2)	PIMCO All Asset All Authority - Advisor Class	PIMCO Commodity- RealReturn Strategy - Advisor Class	Schwab VIT Balanced	Schwab VIT Balanced with Growth
INVESTMENT INCOME
Dividends (1)	$29	$197	$1,992	$3,273	$40,093	$99,985
EXPENSES
Mortality and expense risk	264	283	1,848	3,147	13,134	25,903
Administrative fees	50	58	255	721	9,382	18,503
Total Expenses	314	341	2,103	3,868	22,516	44,406
Net Investment Income (Loss)	(285)	(144)	(111)	(595)	17,577	55,579
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(6,200)	(25)	(3,398)	(71,861)	(2,817)	(33,910)
Capital gain distributions (1)	252	544	-	-	1,142	6,733
Realized Gain (Loss) on Investments	(5,948)	519	(3,398)	(71,861)	(1,675)	(27,177)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	1,821	(2,206)	6,308	109,475	142,715	380,283
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($4,412)	($1,831)	$2,799	$37,019	$158,617	$408,685

(1) See Note 3 in Notes to Financial Statements.

(2) Operations commenced or resumed during 2016 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	H-16

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2016

	Variable Accounts
	Schwab VIT Growth	State Street Total Return V.I.S. Class 3	VanEck VIP Global Hard Assets Class S
INVESTMENT INCOME
Dividends (1)	$55,639	$394,158	$4,194
EXPENSES
Mortality and expense risk	14,476	283,687	11,565
Administrative fees	10,340	49,184	2,551
Total Expenses	24,816	332,871	14,116
Net Investment Income (Loss)	30,823	61,287	(9,922)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(7,553)	(231,996)	(80,836)
Capital gain distributions (1)	4,873	456,936	-
Realized Gain (Loss) on Investments	(2,680)	224,940	(80,836)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	257,809	740,763	452,501
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$285,952	$1,026,990	$361,743

(1) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements	H-17

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

	Variable Accounts
	Year Ended December 31, 2016	Year/Period Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015
	Core Income (1)		Diversified Bond		Floating Rate Income
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($1,094)	($107)	($98,494)	($91,047)	($22,058)	($20,620)
Realized gain (loss) on investments	(219)	(2)	(17,261)	(11,274)	860	(1,478)
Change in net unrealized appreciation (depreciation) on investments	2,309	(314)	318,906	58,629	133,849	11,967
Net Increase (Decrease) in Net Assets Resulting from Operations	996	(423)	203,151	(43,692)	112,651	(10,131)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	40,129	8,591	1,151,940	714,968	164,642	351,987
Transfers between variable and fixed accounts, net	49,926	22,723	(216,482)	692,166	97,304	(11,771)
Contract benefits and terminations	-	-	(897,798)	(494,080)	(108,779)	(39,210)
Contract charges and deductions	(12)	-	(14,665)	(8,895)	(147)	(273)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	(1,195)	-	-	-
Other	(5)	(1)	(15)	(73)	(6)	(74)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	90,038	31,313	21,785	904,086	153,014	300,659
NET INCREASE (DECREASE) IN NET ASSETS	91,034	30,890	224,936	860,394	265,665	290,528
NET ASSETS
Beginning of Year or Period	30,890	-	6,636,804	5,776,410	1,592,701	1,302,173
End of Year or Period	$121,924	$30,890	$6,861,740	$6,636,804	$1,858,366	$1,592,701

	Floating Rate Loan		High Yield Bond		Inflation Managed
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($79,342)	($78,728)	($89,248)	($85,687)	($110,321)	($128,734)
Realized gain (loss) on investments	(6,924)	(4,628)	(30,993)	(23,372)	2,151	(68,524)
Change in net unrealized appreciation (depreciation) on investments	529,775	(57,517)	924,571	(268,295)	392,917	(198,322)
Net Increase (Decrease) in Net Assets Resulting from Operations	443,509	(140,873)	804,330	(377,354)	284,747	(395,580)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	148,312	766,033	312,481	620,334	323,712	248,158
Transfers between variable and fixed accounts, net	1,434,894	(86,792)	1,501,589	148,446	197,803	(111,362)
Contract benefits and terminations	(381,404)	(620,793)	(929,792)	(506,596)	(1,491,381)	(667,069)
Contract charges and deductions	(6,244)	(5,758)	(13,110)	(13,101)	(12,682)	(13,214)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	(25)	(2)	(295)	(52)	222	20
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	1,195,533	52,688	870,873	249,031	(982,326)	(543,467)
NET INCREASE (DECREASE) IN NET ASSETS	1,639,042	(88,185)	1,675,203	(128,323)	(697,579)	(939,047)
NET ASSETS
Beginning of Year	5,496,155	5,584,340	5,851,028	5,979,351	7,553,048	8,492,095
End of Year	$7,135,197	$5,496,155	$7,526,231	$5,851,028	$6,855,469	$7,553,048
(1) Operations commenced or resumed during 2015 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	H-18

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015
	Inflation Strategy		Managed Bond		Short Duration Bond
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($11,321)	($11,781)	($207,144)	($198,092)	($114,126)	($105,640)
Realized gain (loss) on investments	(3,518)	(15,864)	(2,163)	(11,964)	1,867	(642)
Change in net unrealized appreciation (depreciation) on investments	12,244	(9,005)	390,649	68,498	143,912	19,728
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,595)	(36,650)	181,342	(141,558)	31,653	(86,554)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	44,907	43,997	715,181	933,542	712,044	811,643
Transfers between variable and fixed accounts, net	171,141	27,127	890,045	1,469,141	1,893,306	1,383,791
Contract benefits and terminations	(32,923)	(108,190)	(1,268,357)	(917,717)	(1,326,236)	(1,037,476)
Contract charges and deductions	(1,083)	(299)	(19,223)	(18,528)	(24,716)	(22,599)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	(7)	(42)	(2,382)	(307)	(148)	17
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	182,035	(37,407)	315,264	1,466,131	1,254,250	1,135,376
NET INCREASE (DECREASE) IN NET ASSETS	179,440	(74,057)	496,606	1,324,573	1,285,903	1,048,822
NET ASSETS
Beginning of Year	701,270	775,327	13,832,302	12,507,729	8,980,912	7,932,090
End of Year	$880,710	$701,270	$14,328,908	$13,832,302	$10,266,815	$8,980,912

	Emerging Markets Debt		Comstock		Developing Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($18,421)	($13,424)	($40,176)	($41,886)	($35,388)	($44,037)
Realized gain (loss) on investments	(8,381)	(28,405)	(6,465)	(14,927)	(67,714)	(75,000)
Change in net unrealized appreciation (depreciation) on investments	155,050	(6,960)	538,935	(178,597)	1,803	(249,948)
Net Increase (Decrease) in Net Assets Resulting from Operations	128,248	(48,789)	492,294	(235,410)	(101,299)	(368,985)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	13,067	87,022	41,684	341,701	14,442	354,918
Transfers between variable and fixed accounts, net	790,604	(193,385)	179,125	8,979	(44,994)	193,800
Contract benefits and terminations	(103,700)	(29,402)	(84,499)	(130,372)	(207,448)	(144,535)
Contract charges and deductions	(2,775)	(2,889)	(9,207)	(8,293)	(6,579)	(6,498)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	(515)	(55)	(14)	57	28	1,745
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	696,681	(138,709)	127,089	212,072	(244,551)	399,430
NET INCREASE (DECREASE) IN NET ASSETS	824,929	(187,498)	619,383	(23,338)	(345,850)	30,445
NET ASSETS
Beginning of Year	769,447	956,945	3,060,372	3,083,710	2,869,194	2,838,749
End of Year	$1,594,376	$769,447	$3,679,755	$3,060,372	$2,523,344	$2,869,194

See Notes to Financial Statements	H-19

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015
	Dividend Growth		Equity Index		Focused Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($136,969)	($116,670)	($471,275)	($364,257)	($61,311)	($45,449)
Realized gain (loss) on investments	(8,818)	(20,428)	(83,729)	(161,918)	223,326	41,613
Change in net unrealized appreciation (depreciation) on investments	1,113,525	168,075	4,415,355	426,706	131,056	238,837
Net Increase (Decrease) in Net Assets Resulting from Operations	967,738	30,977	3,860,351	(99,469)	293,071	235,001
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	972,275	1,647,228	5,932,983	11,416,336	479,129	760,422
Transfers between variable and fixed accounts, net	749,333	1,146,741	3,761,419	(157,478)	(352,550)	891,444
Contract benefits and terminations	(1,010,018)	(331,441)	(1,489,563)	(1,707,180)	(393,907)	(543,773)
Contract charges and deductions	(18,898)	(15,038)	(11,516)	(8,339)	(4,020)	(4,414)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	(988)	(104)	(3,282)	11,099	(13,819)	4,132
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	691,704	2,447,386	8,190,041	9,554,438	(285,167)	1,107,811
NET INCREASE (DECREASE) IN NET ASSETS	1,659,442	2,478,363	12,050,392	9,454,969	7,904	1,342,812
NET ASSETS
Beginning of Year	9,642,123	7,163,760	32,998,891	23,543,922	3,333,850	1,991,038
End of Year	$11,301,565	$9,642,123	$45,049,283	$32,998,891	$3,341,754	$3,333,850

	Growth		Large-Cap Growth		Large-Cap Value
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($50,573)	($41,821)	($53,025)	($49,364)	($66,191)	($63,442)
Realized gain (loss) on investments	59,085	57,391	(68,969)	(33,100)	(25,321)	14,629
Change in net unrealized appreciation (depreciation) on investments	24,373	203,824	56,778	178,967	578,676	(148,746)
Net Increase (Decrease) in Net Assets Resulting from Operations	32,885	219,394	(65,216)	96,503	487,164	(197,559)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	380,704	527,565	443,761	647,752	152,200	244,991
Transfers between variable and fixed accounts, net	(792,294)	718,536	(646,216)	1,228,925	(213,266)	752,141
Contract benefits and terminations	(247,296)	(225,082)	(151,385)	(266,316)	(244,253)	(258,541)
Contract charges and deductions	(4,588)	(2,106)	(2,970)	(3,840)	(10,229)	(8,089)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	(5,546)	2,709	36	1,438	2	(20)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(669,020)	1,021,622	(356,774)	1,607,959	(315,546)	730,482
NET INCREASE (DECREASE) IN NET ASSETS	(636,135)	1,241,016	(421,990)	1,704,462	171,618	532,923
NET ASSETS
Beginning of Year	3,807,222	2,566,206	4,391,393	2,686,931	4,834,627	4,301,704
End of Year	$3,171,087	$3,807,222	$3,969,403	$4,391,393	$5,006,245	$4,834,627

See Notes to Financial Statements	H-20

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015
	Long/Short Large-Cap		Main Street Core		Mid-Cap Equity
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($29,718)	($26,203)	($36,934)	($31,349)	($69,177)	($59,196)
Realized gain (loss) on investments	(19,793)	(15,786)	(24,247)	(3,731)	(15,751)	(4,711)
Change in net unrealized appreciation (depreciation) on investments	239,666	(63,422)	315,623	69,833	806,964	71,838
Net Increase (Decrease) in Net Assets Resulting from Operations	190,155	(105,411)	254,442	34,753	722,036	7,931
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	148,256	357,728	213,503	372,830	215,900	366,666
Transfers between variable and fixed accounts, net	(33,525)	948,091	(156,940)	664,791	(97,433)	1,402,668
Contract benefits and terminations	(65,035)	(75,213)	(100,286)	(146,548)	(255,615)	(340,927)
Contract charges and deductions	(2,955)	(2,605)	(3,690)	(3,464)	(7,489)	(7,062)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	157	(76)	(8)	(365)	(1,266)	2,163
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	46,898	1,227,925	(47,421)	887,244	(145,903)	1,423,508
NET INCREASE (DECREASE) IN NET ASSETS	237,053	1,122,514	207,021	921,997	576,133	1,431,439
NET ASSETS
Beginning of Year	2,276,546	1,154,032	2,957,052	2,035,055	4,687,047	3,255,608
End of Year	$2,513,599	$2,276,546	$3,164,073	$2,957,052	$5,263,180	$4,687,047

	Mid-Cap Growth		Mid-Cap Value		Small-Cap Equity
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($63,951)	($66,238)	($32,757)	($32,517)	($22,567)	($15,734)
Realized gain (loss) on investments	(36,374)	(73,566)	9,685	(3,019)	(8,282)	23,155
Change in net unrealized appreciation (depreciation) on investments	293,496	(248,458)	357,854	(6,880)	451,459	(89,135)
Net Increase (Decrease) in Net Assets Resulting from Operations	193,171	(388,262)	334,782	(42,416)	420,610	(81,714)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	199,541	952,244	170,020	179,093	65,286	281,791
Transfers between variable and fixed accounts, net	12,142	137,765	(71,565)	(38,460)	1,678,288	(765,513)
Contract benefits and terminations	(394,308)	(468,989)	(171,844)	(180,903)	(314,173)	(57,506)
Contract charges and deductions	(10,971)	(9,773)	(6,841)	(6,790)	(1,435)	(956)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	27,310	(473)	(476)	132	(1,560)	98
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(166,286)	610,774	(80,706)	(46,928)	1,426,406	(542,086)
NET INCREASE (DECREASE) IN NET ASSETS	26,885	222,512	254,076	(89,344)	1,847,016	(623,800)
NET ASSETS
Beginning of Year	4,633,991	4,411,479	2,414,417	2,503,761	943,665	1,567,465
End of Year	$4,660,876	$4,633,991	$2,668,493	$2,414,417	$2,790,681	$943,665

See Notes to Financial Statements	H-21

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015
	Small-Cap Index		Small-Cap Value		Value Advantage
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($49,430)	($46,082)	($46,642)	($40,006)	($9,029)	($7,021)
Realized gain (loss) on investments	(59,200)	(6,234)	(11,048)	(2,360)	(271)	(1,346)
Change in net unrealized appreciation (depreciation) on investments	876,193	(195,690)	979,407	(132,979)	110,440	(22,955)
Net Increase (Decrease) in Net Assets Resulting from Operations	767,563	(248,006)	921,717	(175,345)	101,140	(31,322)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	457,405	742,142	97,434	398,476	37,017	65,122
Transfers between variable and fixed accounts, net	(56,550)	79,345	1,133,563	(83,280)	368,351	(7,155)
Contract benefits and terminations	(178,434)	(232,390)	(196,138)	(332,086)	(5,069)	(15,692)
Contract charges and deductions	(2,075)	(2,719)	(4,717)	(4,344)	(134)	(44)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	(1,002)	-	-	-
Other	(290)	(133)	(1,852)	27	(23)	(198)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	220,056	586,245	1,027,288	(21,207)	400,142	42,033
NET INCREASE (DECREASE) IN NET ASSETS	987,619	338,239	1,949,005	(196,552)	501,282	10,711
NET ASSETS
Beginning of Year	3,901,626	3,563,387	2,894,467	3,091,019	498,270	487,559
End of Year	$4,889,245	$3,901,626	$4,843,472	$2,894,467	$999,552	$498,270

	Emerging Markets		International Large-Cap		International Small-Cap
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($74,609)	($76,559)	($79,254)	($82,391)	($30,406)	($28,068)
Realized gain (loss) on investments	(117,782)	(118,593)	(112,961)	(26,050)	(11,548)	(62,540)
Change in net unrealized appreciation (depreciation) on investments	485,834	(653,193)	110,041	(101,438)	79,852	74,725
Net Increase (Decrease) in Net Assets Resulting from Operations	293,443	(848,345)	(82,174)	(209,879)	37,898	(15,883)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	213,605	539,759	134,736	782,409	84,951	313,175
Transfers between variable and fixed accounts, net	23,906	1,214,805	(250,335)	1,031,002	(304,277)	1,268,813
Contract benefits and terminations	(341,419)	(494,310)	(213,213)	(224,161)	(189,882)	(439,999)
Contract charges and deductions	(13,765)	(13,035)	(24,533)	(18,952)	(4,513)	(4,742)
Adjustments to net assets allocated to contracts in payout (annuitization) period	(425)	-	(703)	-	(715)	-
Other	(5)	(139)	(50)	(45)	(4,803)	4,101
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(118,103)	1,247,080	(354,098)	1,570,253	(419,239)	1,141,348
NET INCREASE (DECREASE) IN NET ASSETS	175,340	398,735	(436,272)	1,360,374	(381,341)	1,125,465
NET ASSETS
Beginning of Year	5,139,321	4,740,586	6,241,401	4,881,027	2,254,459	1,128,994
End of Year	$5,314,661	$5,139,321	$5,805,129	$6,241,401	$1,873,118	$2,254,459

See Notes to Financial Statements	H-22

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015	Year/Period Ended December 31, 2016	Year Ended December 31, 2015
	International Value		Health Sciences		Real Estate
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($42,495)	($44,282)	($224,146)	($217,050)	($107,006)	($88,826)
Realized gain (loss) on investments	(41,840)	(61,402)	(337,514)	(151,164)	(31,586)	(842)
Change in net unrealized appreciation (depreciation) on investments	149,139	(66,087)	(793,181)	1,195,056	472,578	91,214
Net Increase (Decrease) in Net Assets Resulting from Operations	64,804	(171,771)	(1,354,841)	826,842	333,986	1,546
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	128,233	388,314	1,315,929	4,872,002	344,365	1,556,636
Transfers between variable and fixed accounts, net	216,770	938,320	(2,034,117)	3,163,896	1,155,719	(1,078,166)
Contract benefits and terminations	(208,664)	(288,015)	(909,409)	(1,382,458)	(446,173)	(426,800)
Contract charges and deductions	(13,917)	(9,424)	(12,658)	(13,780)	(8,417)	(9,908)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	(955)	-	(814)	-
Other	(288)	(50)	819	2,565	(69)	(105)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	122,134	1,029,145	(1,640,391)	6,642,225	1,044,611	41,657
NET INCREASE (DECREASE) IN NET ASSETS	186,938	857,374	(2,995,232)	7,469,067	1,378,597	43,203
NET ASSETS
Beginning of Year	3,079,004	2,221,630	18,087,349	10,618,282	6,635,007	6,591,804
End of Year	$3,265,942	$3,079,004	$15,092,117	$18,087,349	$8,013,604	$6,635,007

	Technology		Currency Strategies		Diversified Alternatives (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($47,574)	($38,486)	($2,487)	($3,582)	($3)
Realized gain (loss) on investments	(66,663)	(65,149)	4,687	620	-
Change in net unrealized appreciation (depreciation) on investments	(35,559)	(73,313)	5,233	1,524	2
Net Increase (Decrease) in Net Assets Resulting from Operations	(149,796)	(176,948)	7,433	(1,438)	(1)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	421,338	495,932	22,973	24,186	-
Transfers between variable and fixed accounts, net	1,034,522	141,328	(33,836)	(74,386)	728
Contract benefits and terminations	(417,800)	(168,907)	(16,912)	(27,080)	-
Contract charges and deductions	(6,548)	(6,107)	(13)	(19)	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	(759)	-	-	-	-
Other	(5,573)	1,165	-	4	1
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	1,025,180	463,411	(27,788)	(77,295)	729
NET INCREASE (DECREASE) IN NET ASSETS	875,384	286,463	(20,355)	(78,733)	728
NET ASSETS
Beginning of Year or Period	2,550,653	2,264,190	184,640	263,373	-
End of Year or Period	$3,426,037	$2,550,653	$164,285	$184,640	$728

(1) Operations commenced or resumed during 2016 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	H-23

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2016	Year/Period Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015
	Equity Long/Short (1)		Global Absolute Return		Pacific Dynamix - Conservative Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($18,230)	($1,358)	($8,828)	($10,008)	($482,770)	($465,215)
Realized gain (loss) on investments	(19,209)	(58)	1,501	(1,799)	(76,954)	(44,581)
Change in net unrealized appreciation (depreciation) on investments	134,082	2,347	29,979	18,523	2,502,221	(400,847)
Net Increase (Decrease) in Net Assets Resulting from Operations	96,643	931	22,652	6,716	1,942,497	(910,643)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	529,173	70,732	43,953	115,361	3,034,507	2,833,784
Transfers between variable and fixed accounts, net	(1,604,791)	2,491,707	1,548	(86,745)	1,653,639	3,570,820
Contract benefits and terminations	(18,132)	(6,759)	(73,987)	(11,537)	(2,481,288)	(1,486,664)
Contract charges and deductions	(73)	(91)	(55)	(27)	(213,021)	(210,485)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	112	(1,105)	3	(3)	(459)	94
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(1,093,711)	2,554,484	(28,538)	17,049	1,993,378	4,707,549
NET INCREASE (DECREASE) IN NET ASSETS	(997,068)	2,555,415	(5,886)	23,765	3,935,875	3,796,906
NET ASSETS
Beginning of Year or Period	2,555,415	-	709,170	685,405	35,959,797	32,162,891
End of Year or Period	$1,558,347	$2,555,415	$703,284	$709,170	$39,895,672	$35,959,797

	Pacific Dynamix - Moderate Growth		Pacific Dynamix - Growth		Portfolio Optimization Conservative
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($1,411,722)	($1,263,816)	($291,093)	($262,932)	($1,622,723)	($1,411,594)
Realized gain (loss) on investments	(239,185)	(113,022)	(5,834)	(33,079)	902,989	1,744,638
Change in net unrealized appreciation (depreciation) on investments	9,057,865	(1,904,876)	2,164,726	(560,261)	5,209,238	(1,511,607)
Net Increase (Decrease) in Net Assets Resulting from Operations	7,406,958	(3,281,714)	1,867,799	(856,272)	4,489,504	(1,178,563)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	12,610,140	17,193,428	1,323,020	1,697,711	3,353,564	2,989,941
Transfers between variable and fixed accounts, net	3,739,512	7,403,957	2,535,958	3,775,752	16,709,972	(5,987,274)
Contract benefits and terminations	(7,182,661)	(3,381,067)	(2,454,930)	(547,407)	(14,966,940)	(9,444,910)
Contract charges and deductions	(687,814)	(604,475)	(127,070)	(103,611)	(726,635)	(642,250)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	1,121	(786)	215	(14)	(155)	827
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	8,480,298	20,611,057	1,277,193	4,822,431	4,369,806	(13,083,666)
NET INCREASE (DECREASE) IN NET ASSETS	15,887,256	17,329,343	3,144,992	3,966,159	8,859,310	(14,262,229)
NET ASSETS
Beginning of Year	99,802,478	82,473,135	20,221,581	16,255,422	85,084,146	99,346,375
End of Year	$115,689,734	$99,802,478	$23,366,573	$20,221,581	$93,943,456	$85,084,146

(1) Operations commenced or resumed during 2015 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	H-24

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year/Period Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015
	Portfolio Optimization Moderate-Conservative		Portfolio Optimization Moderate		Portfolio Optimization Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($2,651,327)	($2,875,444)	($9,110,207)	($10,250,816)	($7,085,525)	($7,828,260)
Realized gain (loss) on investments	4,268,787	2,187,534	13,467,827	15,039,793	12,725,262	11,980,063
Change in net unrealized appreciation (depreciation) on investments	7,213,577	(2,777,521)	32,101,039	(16,452,858)	24,207,437	(12,980,329)
Net Increase (Decrease) in Net Assets Resulting from Operations	8,831,037	(3,465,431)	36,458,659	(11,663,881)	29,847,174	(8,828,526)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	2,959,620	5,660,050	9,898,786	17,777,509	3,186,192	5,288,093
Transfers between variable and fixed accounts, net	(3,488,366)	7,084,791	(8,940,434)	(8,316,640)	1,824,975	1,983,377
Contract benefits and terminations	(12,761,442)	(19,357,689)	(46,779,675)	(62,757,142)	(38,321,985)	(42,978,938)
Contract charges and deductions	(1,069,703)	(1,159,100)	(4,516,437)	(4,755,649)	(3,318,194)	(3,551,528)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	(35)	1,131	5,722	14,026	(2,235)	232
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(14,359,926)	(7,770,817)	(50,332,038)	(58,037,896)	(36,631,247)	(39,258,764)
NET INCREASE (DECREASE) IN NET ASSETS	(5,528,889)	(11,236,248)	(13,873,379)	(69,701,777)	(6,784,073)	(48,087,290)
NET ASSETS
Beginning of Year	186,390,717	197,626,965	605,136,215	674,837,992	457,758,467	505,845,757
End of Year	$180,861,828	$186,390,717	$591,262,836	$605,136,215	$450,974,394	$457,758,467

	Portfolio Optimization Aggressive-Growth		PSF DFA Balanced Allocation (1)		Invesco V.I. Balanced-Risk Allocation Series II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($1,832,203)	($2,104,026)	($1,253)		($219,237)	$447,198
Realized gain (loss) on investments	5,052,967	4,718,656	(22)		(543,406)	1,369,751
Change in net unrealized appreciation (depreciation) on investments	4,809,079	(5,512,397)	5,334		2,399,188	(2,891,059)
Net Increase (Decrease) in Net Assets Resulting from Operations	8,029,843	(2,897,767)	4,059		1,636,545	(1,074,110)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	677,524	1,297,535	305,478		1,160,755	1,890,282
Transfers between variable and fixed accounts, net	(8,342,938)	(3,274,698)	148,695		831,124	935,140
Contract benefits and terminations	(7,410,746)	(12,124,299)	(2,626)		(1,381,030)	(821,691)
Contract charges and deductions	(775,928)	(852,462)	(1,372)		(161,516)	(155,398)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	(46)	-		-	-
Other	1,625	(238)	(21)		(165)	(281)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(15,850,463)	(14,954,208)	450,154		449,168	1,848,052
NET INCREASE (DECREASE) IN NET ASSETS	(7,820,620)	(17,851,975)	454,213		2,085,713	773,942
NET ASSETS
Beginning of Year or Period	115,945,064	133,797,039	-		17,302,458	16,528,516
End of Year or Period	$108,124,444	$115,945,064	$454,213		$19,388,171	$17,302,458

(1) Operations commenced or resumed during 2016 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	H-25

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Period Ended December 31, 2015	Year/Period Ended December 31, 2016	Year Ended December 31, 2015
	Invesco V.I. Equity and Income Series II		Invesco V.I. Global Real Estate Series II (1)		American Century VP Mid Cap Value Class II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$3,090	$3,972	$222	$1,649	$12,004	$4,801
Realized gain (loss) on investments	1,825	30,039	4,057	(42)	171,630	90,956
Change in net unrealized appreciation (depreciation) on investments	70,678	(48,457)	1,344	(3,061)	674,526	(195,760)
Net Increase (Decrease) in Net Assets Resulting from Operations	75,593	(14,446)	5,623	(1,454)	858,160	(100,003)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	135,316	139,475	36,129	84,582	467,796	830,753
Transfers between variable and fixed accounts, net	258,358	157,452	307,321	68,209	1,475,960	345,640
Contract benefits and terminations	(20,571)	(8,081)	(1,673)	(126)	(163,494)	(222,349)
Contract charges and deductions	(744)	(136)	(41)	(5)	(463)	(1,650)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	(15)	(17)	(7)	(7)	(1,495)	(38)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	372,344	288,693	341,729	152,653	1,778,304	952,356
NET INCREASE (DECREASE) IN NET ASSETS	447,937	274,247	347,352	151,199	2,636,464	852,353
NET ASSETS
Beginning of Year or Period	453,779	179,532	151,199	-	3,373,151	2,520,798
End of Year or Period	$901,716	$453,779	$498,551	$151,199	$6,009,615	$3,373,151

	American Funds IS Asset Allocation Fund Class 4		American Funds IS Blue Chip Income and Growth Fund Class 4 (1)		American Funds IS Bond Fund Class 4 (2)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$31,686	$1,891,068	$25,229	($1)	$4,912
Realized gain (loss) on investments	3,587,749	(30,278)	93,716	-	(12)
Change in net unrealized appreciation (depreciation) on investments	8,291,851	(4,554,595)	134,510	(60)	(16,023)
Net Increase (Decrease) in Net Assets Resulting from Operations	11,911,286	(2,693,805)	253,455	(61)	(11,123)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	15,418,293	2,663,668	282,545	9,419	444,875
Transfers between variable and fixed accounts, net	8,622,748	152,949,494	2,261,627	-	365,660
Contract benefits and terminations	(7,010,224)	(1,560,076)	(75,336)	-	(16,212)
Contract charges and deductions	(1,223,429)	(190,790)	(253)	-	(64)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-
Other	(1,732)	(17,835)	(954)	-	(26)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	15,805,656	153,844,461	2,467,629	9,419	794,233
NET INCREASE (DECREASE) IN NET ASSETS	27,716,942	151,150,656	2,721,084	9,358	783,110
NET ASSETS
Beginning of Year or Period	151,177,761	27,105	9,358	-	-
End of Year or Period	$178,894,703	$151,177,761	$2,730,442	$9,358	$783,110

(1) Operations commenced or resumed during 2015 (See Financial Highlights for commencement date of operations).

(2) Operations commenced or resumed during 2016 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	H-26

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2016	Year/Period Ended December 31, 2015	Year Ended December 31, 2016	Year/Period Ended December 31, 2015	Year/Period Ended December 31, 2016	Period Ended December 31, 2015
	American Funds IS Capital Income Builder Class 4		American Funds IS Global Balanced Fund Class 4 (1)		American Funds IS Global Bond Fund Class 4 (2)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$35,395	$16,056	$1,588	$-	($2,079)
Realized gain (loss) on investments	(11,461)	(1,323)	(3)	1	1,015
Change in net unrealized appreciation (depreciation) on investments	16,864	(89,544)	1,877	(100)	(29,726)
Net Increase (Decrease) in Net Assets Resulting from Operations	40,798	(74,811)	3,462	(99)	(30,790)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	501,137	1,270,257	160,725	15,274	21,268
Transfers between variable and fixed accounts, net	143,490	110,792	64,396	-	630,303
Contract benefits and terminations	(95,181)	(9,370)	(2,280)	-	(34,284)
Contract charges and deductions	(1,264)	(341)	(93)	-	(44)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-
Other	(22)	(139)	(9)	(1)	(34)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	548,160	1,371,199	222,739	15,273	617,209
NET INCREASE (DECREASE) IN NET ASSETS	588,958	1,296,388	226,201	15,174	586,419
NET ASSETS
Beginning of Year or Period	1,637,397	341,009	15,174	-	-
End of Year or Period	$2,226,355	$1,637,397	$241,375	$15,174	$586,419

	American Funds IS Global Growth and Income Fund Class 4 (1)		American Funds IS Global Growth Fund Class 4		American Funds IS Global Small Capitalization Fund Class 4 (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$12,614	$1,416	($18,601)	$6,815	($723)	($1)
Realized gain (loss) on investments	4,403	(4)	68,363	(1,103)	6,702	-
Change in net unrealized appreciation (depreciation) on investments	47,190	(2,945)	(653)	(5,340)	(3,708)	(4)
Net Increase (Decrease) in Net Assets Resulting from Operations	64,207	(1,533)	49,109	372	2,271	(5)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	169,444	35,269	357,398	389,113	76,349	2,000
Transfers between variable and fixed accounts, net	1,147,324	101,633	(688,161)	1,565,363	234,894	-
Contract benefits and terminations	(53,261)	-	(100,129)	(173,899)	(116)	-
Contract charges and deductions	(161)	-	(556)	(348)	(30)	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	(341)	(5)	(2,393)	2,648	47	-
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	1,263,005	136,897	(433,841)	1,782,877	311,144	2,000
NET INCREASE (DECREASE) IN NET ASSETS	1,327,212	135,364	(384,732)	1,783,249	313,415	1,995
NET ASSETS
Beginning of Year or Period	135,364	-	1,985,569	202,320	1,995	-
End of Year or Period	$1,462,576	$135,364	$1,600,837	$1,985,569	$315,410	$1,995

(1) Operations commenced or resumed during 2015 (See Financial Highlights for commencement date of operations).

(2) Operations commenced or resumed during 2016 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	H-27

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year/Period Ended December 31, 2015	Year Ended December 31, 2016	Year/Period Ended December 31, 2015
	American Funds IS Growth Fund Class 4		American Funds IS Growth-Income Fund Class 4 (1)		American Funds IS High- Income Bond Fund Class 4 (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($72,086)	$44,431	($3,494)	$71,625	$24,299	($2)
Realized gain (loss) on investments	586,398	(8,960)	812,586	(1,323)	(864)	-
Change in net unrealized appreciation (depreciation) on investments	139,394	(109,493)	(22,174)	(214,216)	5,424	70
Net Increase (Decrease) in Net Assets Resulting from Operations	653,706	(74,022)	786,918	(143,914)	28,859	68
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	750,444	236,366	574,224	131,977	81,137	24,184
Transfers between variable and fixed accounts, net	(269,439)	8,710,344	1,022,424	7,270,968	508,467	-
Contract benefits and terminations	(868,950)	(306,035)	(586,586)	(54,668)	(34,093)	-
Contract charges and deductions	(12,623)	(3,415)	(9,169)	(2,923)	(22)	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	(1,359)	-	-	-	-	-
Other	(3,741)	(1,423)	(1,094)	(906)	(38)	(3)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(405,668)	8,635,837	999,799	7,344,448	555,451	24,181
NET INCREASE (DECREASE) IN NET ASSETS	248,038	8,561,815	1,786,717	7,200,534	584,310	24,249
NET ASSETS
Beginning of Year or Period	8,573,852	12,037	7,200,534	-	24,249	-
End of Year or Period	$8,821,890	$8,573,852	$8,987,251	$7,200,534	$608,559	$24,249

	American Funds IS International Fund Class 4		American Funds IS International Growth and Income Fund Class 4		American Funds IS Managed Risk Asset Allocation Fund Class P2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$417	$5,378	$9,645	$7,312	$1,458	$10,965
Realized gain (loss) on investments	49,797	35,735	(4,448)	6,176	154,818	69,108
Change in net unrealized appreciation (depreciation) on investments	(31,254)	(157,856)	(4,244)	(73,437)	193,238	(195,611)
Net Increase (Decrease) in Net Assets Resulting from Operations	18,960	(116,743)	953	(59,949)	349,514	(115,538)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	46,476	615,685	9,408	474,965	1,088,857	1,330,554
Transfers between variable and fixed accounts, net	11,883	298,462	149,240	78,836	715,831	718,604
Contract benefits and terminations	(8,034)	(3,673)	(29,131)	(15,510)	(237,614)	(223,827)
Contract charges and deductions	(162)	(61)	(391)	(187)	(43,416)	(31,188)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	(4)	(33)	(8)	(44)	(87)	(115)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	50,159	910,380	129,118	538,060	1,523,571	1,794,028
NET INCREASE (DECREASE) IN NET ASSETS	69,119	793,637	130,071	478,111	1,873,085	1,678,490
NET ASSETS
Beginning of Year	1,031,827	238,190	658,415	180,304	4,930,359	3,251,869
End of Year	$1,100,946	$1,031,827	$788,486	$658,415	$6,803,444	$4,930,359
(1) Operations commenced or resumed during 2015 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	H-28

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015
	American Funds IS New World Fund Class 4		American Funds IS U.S. Government/ AAA-Rated Securities Fund Class 4		BlackRock Capital Appreciation V.I. Class III
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($8,057)	($11,868)	($8,550)	$12,794	($3,438)	($3,158)
Realized gain (loss) on investments	(20,994)	(138,465)	21,689	3,709	7,555	31,524
Change in net unrealized appreciation (depreciation) on investments	73,069	58,510	(8,069)	(24,006)	(5,605)	(6,134)
Net Increase (Decrease) in Net Assets Resulting from Operations	44,018	(91,823)	5,070	(7,503)	(1,488)	22,232
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	102,069	497,361	184,212	94,363	30,542	22,319
Transfers between variable and fixed accounts, net	18,566	603,052	(467,414)	1,471,673	(5,296)	17,559
Contract benefits and terminations	(72,824)	(298,189)	(332,504)	(31,026)	(8,550)	(7,664)
Contract charges and deductions	(348)	(224)	(897)	(165)	(4,539)	(4,305)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	(4)	1,121	13	(35)	(397)	-
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	47,459	803,121	(616,590)	1,534,810	11,760	27,909
NET INCREASE (DECREASE) IN NET ASSETS	91,477	711,298	(611,520)	1,527,307	10,272	50,141
NET ASSETS
Beginning of Year	1,201,489	490,191	1,739,883	212,576	419,944	369,803
End of Year	$1,292,966	$1,201,489	$1,128,363	$1,739,883	$430,216	$419,944

	BlackRock Global Allocation V.I. Class III		BlackRock iShares Alternative Strategies V.I. Class I		BlackRock iShares Dynamic Allocation V.I. Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($204,573)	($475,171)	$22,804	$16,099	$15,373	$7,540
Realized gain (loss) on investments	(4,429,718)	7,729,138	(13,294)	(38,554)	(1,483)	(68,722)
Change in net unrealized appreciation (depreciation) on investments	8,001,112	(11,185,350)	7,889	(39,505)	63,529	(49,343)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,366,821	(3,931,383)	17,399	(61,960)	77,419	(110,525)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	7,499,290	15,195,935	47,459	579,682	52,894	602,692
Transfers between variable and fixed accounts, net	(5,131,207)	3,555,948	597,002	206,011	253,677	363,899
Contract benefits and terminations	(13,216,650)	(6,903,298)	(57,965)	(103,634)	(5,477)	(105,387)
Contract charges and deductions	(1,217,698)	(1,188,066)	(94)	(47)	(88)	(41)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	680	3,424	(614)	770	(15)	1,401
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(12,065,585)	10,663,943	585,788	682,782	300,991	862,564
NET INCREASE (DECREASE) IN NET ASSETS	(8,698,764)	6,732,560	603,187	620,822	378,410	752,039
NET ASSETS
Beginning of Year	152,418,269	145,685,709	894,994	274,172	1,264,569	512,530
End of Year	$143,719,505	$152,418,269	$1,498,181	$894,994	$1,642,979	$1,264,569

See Notes to Financial Statements	H-29

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015
	BlackRock iShares Dynamic Fixed Income V.I. Class I		BlackRock iShares Equity Appreciation V.I. Class I		Fidelity VIP Contrafund Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$4,458	$1,851	$3,294	$292	($56,904)	($30,627)
Realized gain (loss) on investments	(328)	(997)	(3,555)	(121,415)	444,479	437,706
Change in net unrealized appreciation (depreciation) on investments	2,537	(8,199)	45,783	(27,636)	309,459	(521,240)
Net Increase (Decrease) in Net Assets Resulting from Operations	6,667	(7,345)	45,522	(148,759)	697,034	(114,161)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	114,248	180,822	39,674	598,033	1,930,306	2,886,808
Transfers between variable and fixed accounts, net	108,330	19,393	119,677	155,768	1,634,494	(568,615)
Contract benefits and terminations	(6,558)	(1,267)	(3,536)	(199,109)	(340,672)	(230,181)
Contract charges and deductions	(47)	(12)	(26)	(26)	(2,166)	(1,571)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	(8)	(7)	(9)	2,642	(1,290)	(489)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	215,965	198,929	155,780	557,308	3,220,672	2,085,952
NET INCREASE (DECREASE) IN NET ASSETS	222,632	191,584	201,302	408,549	3,917,706	1,971,791
NET ASSETS
Beginning of Year	249,086	57,502	438,013	29,464	9,555,177	7,583,386
End of Year	$471,718	$249,086	$639,315	$438,013	$13,472,883	$9,555,177

	Fidelity VIP FundsManager 60% Service Class 2		Fidelity VIP Government Money Market Service Class		Fidelity VIP Strategic Income Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($37,036)	($49,781)	($97,867)	($74,241)	$55,735	$31,910
Realized gain (loss) on investments	457,501	1,111,087	-	-	(12,868)	(42,429)
Change in net unrealized appreciation (depreciation) on investments	277,461	(1,382,879)	-	-	85,446	(64,990)
Net Increase (Decrease) in Net Assets Resulting from Operations	697,926	(321,573)	(97,867)	(74,241)	128,313	(75,509)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	1,610,582	4,655,797	969,382	1,736,340	295,017	847,670
Transfers between variable and fixed accounts, net	203,098	2,191,416	6,613,760	3,690,624	133,883	(257,994)
Contract benefits and terminations	(973,012)	(912,468)	(6,565,046)	(3,057,020)	(39,578)	(121,121)
Contract charges and deductions	(173,752)	(143,780)	(7,588)	(7,858)	(947)	(486)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	(937)	-	-	-
Other	(961)	(175)	309	506	(33)	2,800
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	665,955	5,790,790	1,009,880	2,362,592	388,342	470,869
NET INCREASE (DECREASE) IN NET ASSETS	1,363,881	5,469,217	912,013	2,288,351	516,655	395,360
NET ASSETS
Beginning of Year	21,637,629	16,168,412	6,528,285	4,239,934	1,999,605	1,604,245
End of Year	$23,001,510	$21,637,629	$7,440,298	$6,528,285	$2,516,260	$1,999,605

See Notes to Financial Statements	H-30

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2016	Year/Period Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year/Period Ended December 31, 2015
	First Trust Dorsey Wright Tactical Core Class I (1)		First Trust/Dow Jones Dividend & Income Allocation Class I		First Trust Multi Income Allocation Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($1,953)	($931)	($23,115)	$93,190	$6,041	$5,252
Realized gain (loss) on investments	(3,215)	(12)	461,814	96,494	(529)	(396)
Change in net unrealized appreciation (depreciation) on investments	7,848	(10,415)	1,132,206	(377,836)	43,534	(33,020)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,680	(11,358)	1,570,905	(188,152)	49,046	(28,164)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	433,254	99,025	4,473,162	2,189,778	8,733	324,141
Transfers between variable and fixed accounts, net	(484,854)	522,105	10,463,010	1,106,535	74,722	101,890
Contract benefits and terminations	-	-	(1,113,879)	(481,862)	(7,875)	(4,145)
Contract charges and deductions	(7)	-	(138,289)	(80,139)	(13)	(39)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	(13)	(21)	(850)	(19)	(6)	(20)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(51,620)	621,109	13,683,154	2,734,293	75,561	421,827
NET INCREASE (DECREASE) IN NET ASSETS	(48,940)	609,751	15,254,059	2,546,141	124,607	393,663
NET ASSETS
Beginning of Year or Period	609,751	-	10,356,685	7,810,544	602,877	209,214
End of Year or Period	$560,811	$609,751	$25,610,744	$10,356,685	$727,484	$602,877

	Franklin Founding Funds Allocation VIP Class 2		Franklin Founding Funds Allocation VIP Class 4		Franklin Income VIP Class 2 (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$5,965	$2,981	$276,636	$187,975	$54,275	$9,621
Realized gain (loss) on investments	4,896	(570)	138,571	(73,158)	(22,261)	(17,221)
Change in net unrealized appreciation (depreciation) on investments	13,495	(16,301)	864,945	(1,183,835)	299,772	(53,158)
Net Increase (Decrease) in Net Assets Resulting from Operations	24,356	(13,890)	1,280,152	(1,069,018)	331,786	(60,758)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	16,400	48,696	205,513	852,011	4,578,443	715,807
Transfers between variable and fixed accounts, net	(3,073)	6,445	(316,817)	(810,812)	520,629	297,704
Contract benefits and terminations	(2,193)	(2,911)	(865,694)	(1,355,483)	(52,252)	(8,483)
Contract charges and deductions	(721)	(470)	(77,885)	(89,667)	(126)	(5)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	(2)	(1)	-	(811)	(187)	406
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	10,411	51,759	(1,054,883)	(1,404,762)	5,046,507	1,005,429
NET INCREASE (DECREASE) IN NET ASSETS	34,767	37,869	225,269	(2,473,780)	5,378,293	944,671
NET ASSETS
Beginning of Year or Period	200,840	162,971	12,739,594	15,213,374	944,671	-
End of Year or Period	$235,607	$200,840	$12,964,863	$12,739,594	$6,322,964	$944,671

(1) Operations commenced or resumed during 2015 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	H-31

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year/Period Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015
	Franklin Mutual Global Discovery VIP Class 2		Franklin Rising Dividends VIP Class 2		Templeton Global Bond VIP Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$24,024	$82,895	$2,941	$5,033	($82,414)	$337,313
Realized gain (loss) on investments	217,066	122,145	709,645	513,904	(234,644)	(80,104)
Change in net unrealized appreciation (depreciation) on investments	257,981	(487,688)	316,068	(812,164)	432,619	(594,945)
Net Increase (Decrease) in Net Assets Resulting from Operations	499,071	(282,648)	1,028,654	(293,227)	115,561	(337,736)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	431,909	684,766	781,037	1,953,320	316,394	1,494,457
Transfers between variable and fixed accounts, net	(282,517)	758,959	1,947,348	1,493,636	226,145	1,351,161
Contract benefits and terminations	(176,200)	(476,107)	(742,990)	(302,531)	(338,898)	(364,683)
Contract charges and deductions	(13,317)	(11,430)	(1,721)	(738)	(4,020)	(4,138)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	(13)	660	(1,155)	1,958	(16)	974
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(40,138)	956,848	1,982,519	3,145,645	199,605	2,477,771
NET INCREASE (DECREASE) IN NET ASSETS	458,933	674,200	3,011,173	2,852,418	315,166	2,140,035
NET ASSETS
Beginning of Year	4,790,355	4,116,155	6,779,646	3,927,228	6,376,877	4,236,842
End of Year	$5,249,288	$4,790,355	$9,790,819	$6,779,646	$6,692,043	$6,376,877

	Ivy VIP Asset Strategy		Ivy VIP Energy (1)		Janus Aspen Series Balanced Service Shares
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($3,308)	($3,778)	($4,725)	($1,085)	$712,410	$102,815
Realized gain (loss) on investments	(3,654)	65,818	19,996	3,555	549,949	1,680,245
Change in net unrealized appreciation (depreciation) on investments	(9,859)	(107,116)	131,740	(9,828)	2,305,360	(2,599,444)
Net Increase (Decrease) in Net Assets Resulting from Operations	(16,821)	(45,076)	147,011	(7,358)	3,567,719	(816,384)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	40,202	53,881	152,361	137,706	26,524,804	21,950,089
Transfers between variable and fixed accounts, net	41,459	49,305	281,977	16,200	7,316,280	26,679,013
Contract benefits and terminations	(3,044)	(15,513)	(7,942)	(542)	(4,373,123)	(2,602,502)
Contract charges and deductions	(28)	(9)	(9)	(30)	(622,349)	(357,170)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	(2)	(2)	4,641	(9)	(3,565)	(2,803)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	78,587	87,662	431,028	153,325	28,842,047	45,666,627
NET INCREASE (DECREASE) IN NET ASSETS	61,766	42,586	578,039	145,967	32,409,766	44,850,243
NET ASSETS
Beginning of Year or Period	440,563	397,977	145,967	-	75,288,709	30,438,466
End of Year or Period	$502,329	$440,563	$724,006	$145,967	$107,698,475	$75,288,709

(1) Operations commenced or resumed during 2015 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	H-32

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2016	Year/Period Ended December 31, 2015	Year Ended December 31, 2016	Year/Period Ended December 31, 2015	Year Ended December 31, 2016	Year/Period Ended December 31, 2015
	Janus Aspen Series Flexible Bond Service Shares		JPMorgan Insurance Trust Global Allocation Class 2 (1)		JPMorgan Insurance Trust Income Builder Class 2 (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$19,300	$6,367	$6,210	$2,988	$24,305	$5,600
Realized gain (loss) on investments	(887)	(1,238)	(298)	2,103	(822)	315
Change in net unrealized appreciation (depreciation) on investments	6,514	(37,842)	10,675	(15,067)	17,647	(7,133)
Net Increase (Decrease) in Net Assets Resulting from Operations	24,927	(32,713)	16,587	(9,976)	41,130	(1,218)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	170,555	908,604	10,000	43,954	85,202	239,752
Transfers between variable and fixed accounts, net	52,435	362,156	5,819	316,546	768,064	18,913
Contract benefits and terminations	(124,870)	(95,274)	(2,480)	(375)	(7,258)	(375)
Contract charges and deductions	(164)	(335)	(12)	-	(97)	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	(7)	(162)	(2)	(361)	(53)	(16)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	97,949	1,174,989	13,325	359,764	845,858	258,274
NET INCREASE (DECREASE) IN NET ASSETS	122,876	1,142,276	29,912	349,788	886,988	257,056
NET ASSETS
Beginning of Year or Period	1,387,109	244,833	349,788	-	257,056	-
End of Year or Period	$1,509,985	$1,387,109	$379,700	$349,788	$1,144,044	$257,056

	ClearBridge Variable Aggressive Growth - Class II (1)		Lord Abbett Bond Debenture Class VC		Lord Abbett International Core Equity Class VC
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($612)	($58)	$62,704	$50,398	$11,326	$5,069
Realized gain (loss) on investments	4,613	3,527	(33,116)	(57,825)	(10,072)	(5,749)
Change in net unrealized appreciation (depreciation) on investments	(1,644)	(3,988)	217,103	(53,413)	(18,350)	(37,006)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,357	(519)	246,691	(60,840)	(17,096)	(37,686)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	35,517	-	94,257	459,271	-	182,454
Transfers between variable and fixed accounts, net	33,170	33,216	159,042	(488,436)	24,041	243,105
Contract benefits and terminations	-	-	(166,956)	(100,541)	(7,972)	(49,042)
Contract charges and deductions	-	-	(567)	(494)	(3,577)	(3,235)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	(1)	(2)	(26)	4	1	(6)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	68,686	33,214	85,750	(130,196)	12,493	373,276
NET INCREASE (DECREASE) IN NET ASSETS	71,043	32,695	332,441	(191,036)	(4,603)	335,590
NET ASSETS
Beginning of Year or Period	32,695	-	1,767,610	1,958,646	680,198	344,608
End of Year or Period	$103,738	$32,695	$2,100,051	$1,767,610	$675,595	$680,198

(1) Operations commenced or resumed during 2015 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	H-33

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year/Period Ended December 31, 2015	Year/Period Ended December 31, 2016	Year Ended December 31, 2015
	Lord Abbett Total Return Class VC		MFS Total Return Series - Service Class		MFS Utilities Series - Service Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$62,623	$52,202	$368,719	$271,772	$92,487	$68,855
Realized gain (loss) on investments	3,661	(9,481)	607,771	783,673	(131,263)	102,244
Change in net unrealized appreciation (depreciation) on investments	15,591	(96,302)	825,115	(1,560,661)	270,707	(621,991)
Net Increase (Decrease) in Net Assets Resulting from Operations	81,875	(53,581)	1,801,605	(505,216)	231,931	(450,892)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	170,310	800,431	3,164,268	4,331,175	364,574	429,859
Transfers between variable and fixed accounts, net	640,422	70,063	1,746,554	1,353,810	941,387	536,720
Contract benefits and terminations	(64,035)	(182,089)	(916,865)	(1,310,494)	(195,702)	(158,009)
Contract charges and deductions	(23,481)	(21,851)	(223,914)	(195,257)	(430)	(374)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	(34)	(15)	(275)	(495)	(1,000)	65
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	723,182	666,539	3,769,768	4,178,739	1,108,829	808,261
NET INCREASE (DECREASE) IN NET ASSETS	805,057	612,958	5,571,373	3,673,523	1,340,760	357,369
NET ASSETS
Beginning of Year	2,807,528	2,194,570	24,728,536	21,055,013	2,549,881	2,192,512
End of Year	$3,612,585	$2,807,528	$30,299,909	$24,728,536	$3,890,641	$2,549,881

	MFS Value Series - Service Class		MFS Massachusetts Investors Growth Stock - Service Class (1)		Neuberger Berman AMT Absolute Return Multi-Manager Class S (2)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$7,894	$9,649	($2,301)	($439)	($222)
Realized gain (loss) on investments	53,904	39,645	55,750	20,812	112
Change in net unrealized appreciation (depreciation) on investments	26,569	(60,704)	(24,069)	(39,306)	312
Net Increase (Decrease) in Net Assets Resulting from Operations	88,367	(11,410)	29,380	(18,933)	202
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	43,580	41,979	-	128,758	20,000
Transfers between variable and fixed accounts, net	(19,908)	27,322	(20,756)	502,081	686
Contract benefits and terminations	(12,253)	(34,894)	(9,894)	(55,644)	-
Contract charges and deductions	(7,513)	(7,111)	(4,775)	(3,436)	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-
Other	(214)	2	(2)	(28)	-
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	3,692	27,298	(35,427)	571,731	20,686
NET INCREASE (DECREASE) IN NET ASSETS	92,059	15,888	(6,047)	552,798	20,888
NET ASSETS
Beginning of Year or Period	707,212	691,324	552,798	-	-
End of Year or Period	$799,271	$707,212	$546,751	$552,798	$20,888

(1) Operations commenced or resumed during 2015 (See Financial Highlights for commencement date of operations).

(2) Operations commenced or resumed during 2016 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	H-34

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2016	Year/Period Ended December 31, 2015	Year/Period Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015
	Oppenheimer Global Fund/VA Service Shares (1)		Oppenheimer International Growth Fund/VA Service Shares (2)		PIMCO All Asset All Authority - Advisor Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($285)	($91)	($144)		($111)	$477
Realized gain (loss) on investments	(5,948)	(3)	519		(3,398)	46
Change in net unrealized appreciation (depreciation) on investments	1,821	(1,158)	(2,206)		6,308	(4,120)
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,412)	(1,252)	(1,831)		2,799	(3,597)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	90,148	26,500	33,693		5,300	24,272
Transfers between variable and fixed accounts, net	(39,818)	23,845	19,318		52,229	7,462
Contract benefits and terminations	(228)	-	-		(166)	-
Contract charges and deductions	(3)	-	-		-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-		-	-
Other	(4)	(2)	-		(3)	(2)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	50,095	50,343	53,011		57,360	31,732
NET INCREASE (DECREASE) IN NET ASSETS	45,683	49,091	51,180		60,159	28,135
NET ASSETS
Beginning of Year or Period	49,091	-	-		32,560	4,425
End of Year or Period	$94,774	$49,091	$51,180		$92,719	$32,560

	PIMCO CommodityRealReturn Strategy - Advisor Class		Schwab VIT Balanced		Schwab VIT Balanced with Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($595)	$8,732	$17,577	$14,443	$55,579	$47,387
Realized gain (loss) on investments	(71,861)	(45,236)	(1,675)	346	(27,177)	(2,894)
Change in net unrealized appreciation (depreciation) on investments	109,475	(60,309)	142,715	(110,376)	380,283	(305,511)
Net Increase (Decrease) in Net Assets Resulting from Operations	37,019	(96,813)	158,617	(95,587)	408,685	(261,018)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	12,648	87,648	340,619	429,326	797,070	1,638,438
Transfers between variable and fixed accounts, net	35,991	35,640	691	98	(391,483)	(161,487)
Contract benefits and terminations	(32,888)	(10,647)	(449,254)	(307,720)	(254,090)	(128,584)
Contract charges and deductions	(47)	(48)	(31,556)	(29,386)	(59,719)	(53,150)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	(5)	(256)	4	(3)	1	(47)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	15,699	112,337	(139,496)	92,315	91,779	1,295,170
NET INCREASE (DECREASE) IN NET ASSETS	52,718	15,524	19,121	(3,272)	500,464	1,034,152
NET ASSETS
Beginning of Year	283,348	267,824	3,604,551	3,607,823	6,979,354	5,945,202
End of Year	$336,066	$283,348	$3,623,672	$3,604,551	$7,479,818	$6,979,354

(1) Operations commenced or resumed during 2015 (See Financial Highlights for commencement date of operations).

(2) Operations commenced or resumed during 2016 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	H-35

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015
	Schwab VIT Growth		State Street Total Return V.I.S. Class 3		VanEck VIP Global Hard Assets Class S
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$30,823	$27,727	$61,287	$26,424	($9,922)	($10,704)
Realized gain (loss) on investments	(2,680)	2,404	224,940	706,275	(80,836)	(88,073)
Change in net unrealized appreciation (depreciation) on investments	257,809	(167,220)	740,763	(1,454,127)	452,501	(278,422)
Net Increase (Decrease) in Net Assets Resulting from Operations	285,952	(137,089)	1,026,990	(721,428)	361,743	(377,199)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	-	300,000	756,034	1,772,765	77,573	187,828
Transfers between variable and fixed accounts, net	390,792	161,389	(720,055)	275,488	165,233	549,410
Contract benefits and terminations	(209,296)	(80,372)	(1,114,047)	(2,010,398)	(77,556)	(2,550)
Contract charges and deductions	(33,866)	(30,215)	(220,883)	(224,384)	(485)	(396)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	1	(19)	168	141	(584)	(15)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	147,631	350,783	(1,298,783)	(186,388)	164,181	734,277
NET INCREASE (DECREASE) IN NET ASSETS	433,583	213,694	(271,793)	(907,816)	525,924	357,078
NET ASSETS
Beginning of Year	4,175,654	3,961,960	24,725,965	25,633,781	870,235	513,157
End of Year	$4,609,237	$4,175,654	$24,454,172	$24,725,965	$1,396,159	$870,235

See Notes to Financial Statements	H-36

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values (“AUV”), units outstanding, net assets, investment income ratios, expense ratios, and total returns for each year or period ended December 31 are presented in the table below.

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest
Core Income
2016	$9.94	$10.04	12,191	$121,924	0.00%	1.10%	1.70%	3.78%	3.99%
08/06/2015 - 12/31/2015	9.63	9.64	3,205	30,890	0.00%	1.20%	1.40%	(1.90%)	(1.90%)
Diversified Bond
2016	$10.42	$15.06	581,677	$6,861,740	0.00%	0.40%	2.00%	3.12%	4.62%
2015	10.09	14.40	560,594	6,636,804	0.00%	0.40%	1.85%	(0.80%)	0.65%
2014	10.16	14.30	487,598	5,776,410	0.00%	0.40%	1.85%	5.72%	7.27%
2013	9.60	13.34	262,516	3,085,537	0.00%	0.40%	1.85%	(2.96%)	(1.54%)
2012	10.68	13.54	197,179	2,425,839	3.07%	0.40%	1.85%	6.38%	7.93%
Floating Rate Income
2016	$10.49	$11.06	173,983	$1,858,366	0.00%	0.40%	1.85%	6.40%	7.95%
2015	9.86	10.24	159,406	1,592,701	0.00%	0.40%	1.85%	(0.98%)	0.46%
2014	9.95	10.20	129,762	1,302,173	0.00%	0.40%	1.85%	(1.43%)	(0.69%)
06/24/2013 - 12/31/2013	10.10	10.15	64,963	657,630	0.00%	1.10%	1.85%	2.47%	2.47%
Floating Rate Loan
2016	$9.81	$12.29	674,400	$7,135,197	0.00%	0.40%	2.00%	7.54%	9.21%
2015	9.11	11.40	563,420	5,496,155	0.00%	0.40%	1.95%	(2.93%)	(1.41%)
2014	9.38	11.72	557,937	5,584,340	0.00%	0.40%	1.95%	(1.11%)	0.44%
2013	9.47	11.83	527,366	5,274,049	0.00%	0.40%	1.95%	2.61%	4.11%
2012	9.23	11.52	141,992	1,393,984	4.92%	0.40%	1.85%	6.11%	7.67%
High Yield Bond
2016	$10.59	$24.06	532,834	$7,526,231	0.00%	0.40%	2.00%	13.26%	14.91%
2015	9.34	21.15	460,301	5,851,028	0.00%	0.40%	1.85%	(6.39%)	(5.02%)
2014	9.97	22.49	425,163	5,979,351	0.00%	0.40%	1.85%	(1.47%)	(0.03%)
2013	10.12	22.72	331,433	5,225,279	0.00%	0.40%	1.85%	5.28%	6.82%
2012	11.33	21.48	228,675	3,585,092	6.86%	0.40%	1.85%	13.18%	14.84%
Inflation Managed
2016	$8.85	$22.70	527,534	$6,855,469	0.00%	0.40%	1.95%	3.09%	4.70%
2015	8.57	21.90	553,381	7,553,048	0.00%	0.40%	1.95%	(4.93%)	(3.45%)
2014	9.01	22.91	591,298	8,492,095	0.00%	0.40%	1.95%	1.12%	2.70%
2013	8.90	22.53	555,746	8,319,685	0.00%	0.40%	2.00%	(10.68%)	(9.28%)
2012	10.82	25.08	555,785	9,651,913	2.28%	0.40%	2.00%	7.69%	9.43%
Inflation Strategy
2016	$8.52	$9.79	96,751	$880,710	0.00%	1.10%	1.85%	0.00%	0.75%
2015	8.51	9.71	76,059	701,270	0.00%	1.10%	1.85%	(4.98%)	(4.27%)
2014	8.94	10.15	80,750	775,327	0.00%	1.10%	1.85%	0.45%	1.21%
2013	8.89	10.03	48,156	472,384	0.00%	1.10%	1.85%	(11.13%)	(10.46%)
2012	11.06	11.20	41,671	462,693	0.41%	1.10%	1.85%	3.57%	4.30%
Managed Bond
2016	$9.76	$24.98	1,098,276	$14,328,908	0.00%	0.40%	1.95%	0.89%	2.46%
2015	9.65	24.63	1,037,994	13,832,302	0.00%	0.40%	1.95%	(1.38%)	0.16%
2014	9.76	24.84	894,940	12,507,729	0.00%	0.40%	1.95%	2.42%	4.02%
2013	9.50	24.12	730,064	10,973,544	0.00%	0.40%	1.95%	(4.09%)	(2.60%)
2012	10.85	25.01	717,650	11,390,635	5.39%	0.40%	1.95%	8.58%	10.28%
Short Duration Bond
2016	$9.61	$12.25	1,019,774	$10,266,815	0.00%	0.40%	2.00%	(0.27%)	1.28%
2015	9.62	12.09	893,536	8,980,912	0.00%	0.40%	1.95%	(1.62%)	(0.09%)
2014	9.78	12.10	780,795	7,932,090	0.00%	0.40%	1.95%	(1.28%)	0.27%
2013	9.88	12.07	496,891	5,113,702	0.00%	0.40%	1.95%	(1.54%)	0.00%
2012	10.13	12.07	309,224	3,273,661	0.81%	0.40%	1.95%	1.19%	2.78%
Emerging Markets Debt
2016	$9.34	$10.75	158,919	$1,594,376	0.00%	0.40%	1.95%	14.77%	16.15%
2015	8.19	9.37	88,290	769,447	0.00%	0.40%	1.95%	(6.27%)	(4.80%)
2014	8.67	9.85	102,407	956,945	0.00%	0.40%	1.95%	(5.68%)	(4.21%)
2013	9.17	10.28	74,064	738,719	0.00%	0.40%	1.95%	(8.15%)	(6.81%)
06/08/2012 - 12/31/2012	10.92	11.03	18,415	202,095	7.20%	0.40%	1.85%	12.07%	12.07%

See Notes to Financial Statements	H-37	See explanation of references on pages H-46 and H-47

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest
Comstock
2016	$13.61	$21.77	222,914	$3,679,755	0.00%	0.40%	1.85%	15.35%	17.03%
2015	11.78	18.60	213,733	3,060,372	0.00%	0.40%	1.85%	(7.77%)	(6.42%)
2014	12.75	19.88	199,742	3,083,710	0.00%	0.40%	1.85%	7.16%	8.72%
2013	11.88	18.29	184,015	2,848,135	0.00%	0.40%	1.85%	33.10%	34.57%
2012	9.01	12.79	121,349	1,434,119	1.75%	0.75%	1.85%	16.36%	17.65%
Developing Growth
2016	$10.44	$16.27	212,591	$2,523,344	0.00%	0.40%	1.85%	(4.24%)	(2.85%)
2015	10.90	16.96	231,229	2,869,194	0.00%	0.40%	1.85%	(10.03%)	(8.72%)
2014	12.10	18.83	205,491	2,838,749	0.00%	0.40%	1.85%	(1.47%)	(0.03%)
2013	12.30	19.09	134,772	2,039,647	0.00%	0.40%	1.85%	31.42%	33.33%
2012	10.40	13.77	83,137	994,768	0.08%	0.40%	1.85%	10.79%	12.42%
Dividend Growth
2016	$13.95	$21.52	725,474	$11,301,565	0.00%	0.40%	1.95%	9.32%	11.02%
2015	12.74	19.38	678,979	9,642,123	0.00%	0.40%	1.95%	0.12%	1.68%
2014	12.71	19.06	503,331	7,163,760	0.00%	0.40%	1.95%	9.94%	11.66%
2013	11.56	17.28	418,451	5,587,023	0.00%	0.40%	1.95%	27.60%	29.59%
2012	9.24	13.43	180,269	1,956,982	1.96%	0.40%	1.95%	12.33%	14.09%
Equity Index
2016	$14.21	$37.65	2,938,550	$45,049,283	0.00%	0.40%	2.00%	9.46%	11.17%
2015	12.95	34.20	2,389,359	32,998,891	0.00%	0.40%	1.95%	(0.81%)	0.74%
2014	13.03	34.30	1,636,678	23,543,922	0.00%	0.40%	1.95%	11.19%	12.93%
2013	11.68	30.67	543,942	7,265,432	0.00%	0.40%	1.95%	29.50%	31.39%
2012	9.59	23.58	217,090	2,223,535	2.44%	0.40%	1.85%	13.64%	15.31%
Focused Growth
2016	$13.09	$28.17	196,845	$3,341,754	0.00%	0.75%	1.95%	0.37%	1.38%
2015	13.02	27.98	190,795	3,333,850	0.00%	0.95%	1.95%	7.97%	8.89%
2014	12.04	25.84	118,188	1,991,038	0.00%	1.10%	1.95%	7.95%	8.82%
2013	11.14	23.87	84,308	1,433,560	0.00%	1.15%	1.95%	30.94%	31.99%
2012	8.49	18.17	107,893	1,434,332	0.00%	1.15%	1.95%	20.82%	21.80%
Growth
2016	$14.08	$38.86	210,446	$3,171,087	0.00%	0.75%	1.95%	0.24%	1.25%
2015	14.01	38.55	245,757	3,807,222	0.00%	0.95%	1.95%	5.39%	6.45%
2014	13.26	36.38	169,950	2,566,206	0.00%	0.95%	1.95%	6.77%	7.63%
2013	12.40	33.88	46,772	732,574	0.00%	1.15%	1.95%	31.62%	32.68%
2012	9.53	25.60	48,638	583,821	0.96%	1.15%	1.95%	15.95%	16.88%
Large-Cap Growth
2016	$11.53	$17.59	284,068	$3,969,403	0.00%	0.40%	1.85%	(1.33%)	0.11%
2015	11.63	17.78	305,199	4,391,393	0.00%	0.40%	1.85%	4.14%	5.67%
2014	11.12	17.03	197,526	2,686,931	0.00%	0.40%	1.85%	6.44%	8.00%
2013	12.41	15.96	180,606	2,336,048	0.00%	0.40%	1.85%	34.96%	36.93%
2012	9.27	11.80	121,561	1,183,850	0.00%	0.40%	1.85%	16.06%	17.76%
Large-Cap Value
2016	$13.52	$23.82	317,359	$5,006,245	0.00%	0.40%	1.85%	10.80%	12.42%
2015	12.19	21.41	344,106	4,834,627	0.00%	0.40%	1.85%	(4.76%)	(3.37%)
2014	12.82	22.38	281,070	4,301,704	0.00%	0.40%	1.85%	9.46%	11.06%
2013	11.69	20.35	226,599	3,313,368	0.00%	0.40%	1.85%	29.83%	31.73%
2012	9.41	15.60	162,852	1,868,547	1.93%	0.40%	1.85%	14.27%	15.94%
Long/Short Large-Cap
2016	$13.85	$19.10	169,284	$2,513,599	0.00%	0.40%	1.85%	7.19%	7.99%
2015	12.92	17.78	164,340	2,276,546	0.00%	0.40%	1.85%	(4.61%)	(3.21%)
2014	13.53	16.52	78,580	1,154,032	0.00%	0.40%	1.85%	13.41%	15.06%
2013	11.96	14.36	50,929	678,008	0.00%	0.40%	1.85%	32.65%	33.58%
2012	9.88	10.30	37,477	380,039	0.68%	1.15%	1.85%	15.92%	16.73%
Main Street Core
2016	$14.57	$31.33	183,407	$3,164,073	0.00%	0.40%	1.85%	9.78%	11.38%
2015	13.26	28.41	188,783	2,957,052	0.00%	0.40%	1.85%	1.46%	2.94%
2014	13.09	27.88	130,404	2,035,055	0.00%	0.40%	1.85%	8.78%	10.37%
2013	12.01	25.51	115,323	1,696,499	0.00%	0.40%	1.85%	29.35%	31.24%
2012	9.55	19.63	113,937	1,271,907	0.99%	0.40%	1.85%	14.87%	16.55%

See Notes to Financial Statements	H-38	See explanation of references on pages H-46 and H-47

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest
Mid-Cap Equity
2016	$13.77	$35.73	311,336	$5,263,180	0.00%	0.40%	1.95%	16.15%	17.95%
2015	11.78	30.59	322,367	4,687,047	0.00%	0.40%	1.95%	(0.40%)	1.16%
2014	11.76	30.55	224,286	3,255,608	0.00%	0.40%	1.95%	2.21%	3.81%
2013	11.44	29.72	141,193	2,207,480	0.00%	0.40%	1.95%	33.58%	35.67%
2012	8.51	22.13	142,476	1,701,723	0.69%	0.40%	1.95%	5.27%	6.92%
Mid-Cap Growth
2016	$11.62	$18.42	324,492	$4,660,876	0.00%	0.40%	1.85%	4.33%	5.85%
2015	11.17	17.64	336,671	4,633,991	0.00%	0.40%	1.85%	(7.46%)	(6.10%)
2014	12.01	19.04	293,108	4,411,479	0.00%	0.40%	1.85%	6.50%	8.06%
2013	11.81	17.86	221,848	3,304,040	0.00%	0.40%	1.85%	30.65%	32.09%
2012	9.44	13.66	140,772	1,701,455	0.43%	0.75%	1.85%	5.52%	6.69%
Mid-Cap Value
2016	$13.75	$27.51	151,930	$2,668,493	0.00%	0.40%	1.95%	13.07%	14.83%
2015	12.12	23.96	149,988	2,414,417	0.00%	0.40%	1.95%	(2.30%)	(0.77%)
2014	12.38	24.15	145,554	2,503,761	0.00%	0.40%	1.95%	4.44%	6.07%
2013	11.80	22.76	91,614	1,680,893	0.00%	0.40%	1.95%	31.31%	32.89%
2012	9.65	16.61	52,724	828,161	1.41%	0.75%	1.95%	12.27%	13.17%
Small-Cap Equity
2016	$14.50	$26.41	157,472	$2,790,681	0.00%	0.75%	2.00%	28.04%	29.45%
2015	11.31	20.54	68,695	943,665	0.00%	0.75%	1.85%	(9.57%)	(8.57%)
2014	12.48	22.61	108,166	1,567,465	0.00%	0.75%	1.85%	(0.15%)	0.95%
2013	12.48	24.58	66,504	1,034,440	0.00%	0.40%	1.85%	32.97%	34.44%
2012	11.58	16.88	20,544	297,090	1.35%	0.40%	1.85%	13.80%	15.06%
Small-Cap Index
2016	$14.21	$29.40	280,176	$4,889,245	0.00%	0.40%	1.85%	18.46%	20.18%
2015	11.99	24.46	265,374	3,901,626	0.00%	0.40%	1.85%	(6.67%)	(5.31%)
2014	12.84	25.84	215,480	3,563,387	0.00%	0.40%	1.85%	2.47%	3.97%
2013	12.53	25.09	155,485	2,741,625	0.00%	0.40%	1.85%	35.74%	37.72%
2012	9.76	18.40	70,076	896,653	1.20%	0.40%	1.85%	14.00%	15.67%
Small-Cap Value
2016	$14.92	$47.35	247,391	$4,843,472	0.00%	0.40%	1.85%	27.23%	29.08%
2015	11.71	36.68	181,602	2,894,467	0.00%	0.40%	1.85%	(6.09%)	(4.72%)
2014	12.45	38.50	161,931	3,091,019	0.00%	0.40%	1.85%	3.71%	5.22%
2013	12.00	36.59	132,958	2,695,425	0.00%	0.40%	1.85%	30.06%	31.96%
2012	10.99	27.73	80,321	1,498,045	2.01%	0.40%	1.85%	9.05%	10.65%
Value Advantage
2016	$13.83	$14.40	71,265	$999,552	0.00%	0.75%	1.85%	14.36%	15.10%
2015	12.10	12.31	40,726	498,270	0.00%	1.15%	1.85%	(6.39%)	(5.83%)
2014	12.94	13.08	37,454	487,559	0.00%	1.15%	1.80%	12.45%	12.78%
10/03/2013 - 12/31/2013	11.56	11.59	2,200	25,463	0.00%	1.20%	1.50%	9.90%	9.90%
Emerging Markets
2016	$8.55	$54.00	417,081	$5,314,661	0.00%	0.40%	2.00%	4.41%	6.04%
2015	8.14	50.92	411,445	5,139,321	0.00%	0.40%	1.95%	(15.71%)	(14.39%)
2014	9.59	59.48	290,700	4,740,586	0.00%	0.40%	1.95%	(6.83%)	(5.37%)
2013	10.23	62.86	180,965	3,807,371	0.00%	0.40%	1.95%	6.65%	8.31%
2012	9.53	58.04	141,340	2,753,424	0.79%	0.40%	1.95%	19.17%	21.04%
International Large-Cap
2016	$9.97	$20.54	481,550	$5,805,129	0.00%	0.40%	1.95%	(2.00%)	(0.47%)
2015	10.16	20.64	506,410	6,241,401	0.00%	0.40%	1.95%	(2.36%)	(0.83%)
2014	10.39	20.82	381,592	4,881,027	0.00%	0.40%	1.95%	(6.86%)	(5.40%)
2013	11.15	22.01	193,917	2,995,457	0.00%	0.40%	1.95%	16.14%	17.95%
2012	9.69	18.66	184,906	2,469,220	1.60%	0.40%	1.95%	20.16%	22.04%
International Small-Cap
2016	$9.77	$16.55	152,731	$1,873,118	0.00%	0.40%	1.95%	1.43%	3.01%
2015	9.57	15.90	188,628	2,254,459	0.00%	0.40%	1.95%	4.37%	6.00%
2014	9.12	15.24	108,176	1,128,994	0.00%	0.40%	1.95%	(4.30%)	(2.81%)
2013	9.47	15.92	87,135	964,271	0.00%	0.40%	1.95%	25.74%	27.58%
2012	7.49	11.23	62,455	525,859	2.10%	0.40%	1.85%	17.25%	18.96%

See Notes to Financial Statements	H-39	See explanation of references on pages H-46 and H-47

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest
International Value
2016	$6.37	$12.61	343,451	$3,265,942	0.00%	0.40%	1.95%	0.99%	2.57%
2015	6.27	12.42	332,798	3,079,004	0.00%	0.40%	1.95%	(4.52%)	(3.02%)
2014	6.53	12.94	231,301	2,221,630	0.00%	0.40%	1.95%	(12.27%)	(10.90%)
2013	7.39	14.66	175,539	1,893,743	0.00%	0.40%	1.95%	19.33%	21.20%
2012	6.16	12.22	159,935	1,402,647	2.96%	0.40%	1.95%	15.54%	17.35%
Health Sciences
2016	$15.41	$44.16	783,083	$15,092,117	0.00%	0.60%	2.00%	(7.78%)	(6.53%)
2015	16.68	47.25	816,019	18,087,349	0.00%	0.60%	1.95%	7.47%	8.93%
2014	15.50	43.37	462,767	10,618,282	0.00%	0.60%	1.95%	22.13%	23.17%
2013	12.68	32.64	297,658	6,900,297	0.00%	1.10%	1.95%	53.47%	54.70%
2012	13.49	21.20	161,070	2,857,431	0.00%	1.15%	1.95%	23.25%	24.24%
Real Estate
2016	$12.03	$52.48	531,700	$8,013,604	0.00%	0.40%	2.00%	4.64%	6.17%
2015	11.49	49.92	459,686	6,635,007	0.00%	0.40%	1.85%	(0.34%)	1.12%
2014	11.53	49.87	421,467	6,591,804	0.00%	0.40%	1.85%	28.20%	30.07%
2013	8.99	38.72	217,227	2,925,355	0.00%	0.40%	1.85%	(0.15%)	1.31%
2012	9.32	38.61	146,338	2,135,691	1.25%	0.40%	1.85%	14.07%	15.74%
Technology
2016	$6.82	$13.06	302,293	$3,426,037	0.00%	0.60%	2.00%	(8.32%)	(7.17%)
2015	7.41	14.21	206,048	2,550,653	0.00%	0.60%	1.85%	(4.82%)	(3.62%)
2014	7.75	14.90	175,771	2,264,190	0.00%	0.60%	1.85%	7.84%	8.65%
2013	7.15	12.66	141,804	1,693,866	0.00%	1.10%	1.85%	20.25%	21.10%
2012	5.92	11.43	96,154	947,254	0.00%	1.15%	1.85%	5.17%	5.91%
Currency Strategies
2016	$10.39	$10.76	15,573	$164,285	0.00%	1.15%	1.80%	3.12%	3.69%
2015	10.07	10.37	18,103	184,640	0.00%	1.15%	1.80%	(0.28%)	0.27%
2014	10.10	10.35	25,851	263,373	0.00%	1.15%	1.80%	1.68%	2.35%
2013	9.92	10.11	10,875	109,089	0.00%	1.15%	1.80%	2.02%	2.02%
12/21/2012 - 12/31/2012	9.85	9.85	253	2,493	0.00%	1.65%	1.65%	(0.29%)	(0.29%)
Diversified Alternatives (5)
06/27/2016-12/31/2016	$10.35	$10.35	70	$728	0.00%	1.60%	1.60%	2.76%	2.76%
Equity Long/Short
2016	$12.52	$12.68	123,419	$1,558,347	0.00%	1.10%	1.85%	9.25%	10.07%
07/15/2015 - 12/31/2015	11.46	11.52	222,410	2,555,415	0.00%	1.10%	1.85%	10.16%	10.16%
Global Absolute Return
2016	$10.30	$11.05	66,914	$703,284	0.00%	0.40%	1.70%	2.89%	4.23%
2015	10.02	10.60	69,668	709,170	0.00%	0.40%	1.70%	0.95%	2.28%
2014	9.92	10.37	68,304	685,405	0.00%	0.40%	1.70%	4.24%	5.61%
2013	9.52	9.82	25,466	246,016	0.00%	0.40%	1.70%	(2.48%)	(2.48%)
12/17/2012 - 12/31/2012	9.95	9.95	47	471	0.00%	1.35%	1.35%	0.59%	0.59%
Pacific Dynamix - Conservative Growth
2016	$10.94	$15.84	3,133,268	$39,895,672	0.00%	0.75%	1.85%	4.88%	6.04%
2015	10.41	15.00	2,919,205	35,959,797	0.00%	0.75%	1.85%	(2.91%)	(1.84%)
2014	10.71	15.34	2,475,339	32,162,891	0.00%	0.75%	1.85%	3.57%	4.71%
2013	10.33	14.71	1,517,519	21,002,800	0.00%	0.75%	2.00%	7.22%	8.19%
2012	10.58	13.60	817,959	10,979,964	1.86%	1.10%	2.00%	7.41%	8.22%
Pacific Dynamix - Moderate Growth
2016	$11.42	$18.82	8,488,214	$115,689,734	0.00%	0.40%	1.85%	6.47%	8.02%
2015	10.71	17.42	7,630,663	99,802,478	0.00%	0.40%	1.85%	(3.65%)	(2.58%)
2014	11.10	17.08	5,853,380	82,473,135	0.00%	0.75%	1.85%	3.60%	4.75%
2013	10.70	16.37	3,716,555	55,806,917	0.00%	0.75%	2.00%	12.67%	14.09%
2012	10.30	14.41	2,104,101	29,539,193	2.44%	0.75%	2.00%	9.69%	10.52%
Pacific Dynamix - Growth
2016	$11.91	$21.01	1,483,287	$23,366,573	0.00%	0.40%	2.00%	8.00%	9.73%
2015	11.01	19.15	1,361,612	20,221,581	0.00%	0.40%	2.00%	(4.38%)	(2.84%)
2014	11.49	19.71	1,009,242	16,255,422	0.00%	0.40%	2.00%	3.34%	5.01%
2013	11.11	18.77	705,674	11,828,425	0.00%	0.40%	2.00%	18.77%	20.50%
2012	10.17	15.57	604,763	8,941,830	1.55%	0.40%	1.85%	11.67%	13.31%

See Notes to Financial Statements	H-40	See explanation of references on pages H-46 and H-47

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest
Portfolio Optimization Conservative
2016	$10.25	$12.07	8,451,665	$93,943,456	0.00%	0.40%	2.00%	3.74%	5.41%
2015	9.86	11.45	7,941,851	85,084,146	0.00%	0.40%	2.00%	(2.01%)	(0.43%)
2014	10.04	11.50	9,088,924	99,346,375	0.00%	0.40%	2.00%	1.34%	2.98%
2013	9.89	11.17	9,788,730	105,694,996	0.00%	0.40%	2.00%	1.00%	2.62%
2012	10.60	11.01	13,253,818	141,359,702	2.71%	0.40%	2.00%	7.93%	9.67%
Portfolio Optimization Moderate- Conservative
2016	$10.82	$12.75	15,421,606	$180,861,828	0.00%	0.40%	2.00%	4.68%	6.36%
2015	10.28	12.03	16,700,407	186,390,717	0.00%	0.40%	2.00%	(2.38%)	(0.81%)
2014	10.51	12.22	17,327,273	197,626,965	0.00%	0.40%	2.00%	1.97%	3.62%
2013	10.28	11.94	17,986,289	201,173,455	0.00%	0.40%	2.00%	6.02%	7.73%
2012	10.45	11.22	16,901,834	177,951,281	2.39%	0.40%	2.00%	9.44%	11.21%
Portfolio Optimization Moderate
2016	$11.29	$13.66	48,250,599	$591,262,836	0.00%	0.40%	2.00%	5.95%	7.65%
2015	10.64	12.79	52,508,499	605,136,215	0.00%	0.40%	2.00%	(2.33%)	(0.76%)
2014	10.87	13.05	57,328,941	674,837,992	0.00%	0.40%	2.00%	2.55%	4.20%
2013	10.58	12.67	59,280,506	679,545,787	0.00%	0.40%	2.00%	10.51%	12.29%
2012	10.27	11.42	57,984,769	599,663,537	2.11%	0.40%	2.00%	10.70%	12.49%
Portfolio Optimization Growth
2016	$11.83	$14.59	35,536,541	$450,974,394	0.00%	0.40%	2.00%	6.66%	8.38%
2015	11.05	13.63	38,578,679	457,758,467	0.00%	0.40%	2.00%	(2.30%)	(0.73%)
2014	11.28	13.89	41,776,027	505,845,757	0.00%	0.40%	2.00%	3.00%	4.67%
2013	10.92	13.43	45,400,112	532,329,838	0.00%	0.40%	2.00%	15.14%	16.99%
2012	10.08	11.62	49,294,221	500,099,820	1.70%	0.40%	2.00%	11.76%	13.56%
Portfolio Optimization Aggressive-Growth
2016	$12.14	$15.27	8,450,562	$108,124,444	0.00%	0.40%	2.00%	7.17%	8.89%
2015	11.28	14.20	9,742,780	115,945,064	0.00%	0.40%	2.00%	(2.87%)	(1.31%)
2014	11.59	14.56	10,957,996	133,797,039	0.00%	0.40%	2.00%	3.20%	4.87%
2013	11.17	14.05	12,554,672	148,100,155	0.00%	0.40%	2.00%	18.47%	20.38%
2012	9.87	11.81	13,283,546	131,845,591	1.37%	0.40%	2.00%	12.88%	14.71%
PSF DFA Balanced Allocation (5)
07/07/2016 - 12/31/2016	$10.15	$10.46	43,644	$454,213	0.00%	0.30%	1.85%	4.44%	4.44%
Invesco V.I. Balanced-Risk Allocation Series II
2016	$10.47	$18.92	1,490,058	$19,388,171	0.19%	0.40%	2.00%	9.31%	11.07%
2015	9.56	17.04	1,432,890	17,302,458	3.91%	0.40%	2.00%	(6.29%)	(4.78%)
2014	10.18	17.89	1,224,092	16,528,516	0.00%	0.40%	2.00%	3.62%	5.29%
2013	9.80	16.99	812,212	11,843,747	1.45%	0.40%	2.00%	(0.59%)	1.01%
2012	10.79	16.82	720,003	11,226,332	0.93%	0.40%	2.00%	8.44%	9.59%
Invesco V.I. Equity and Income Series II
2016	$11.17	$11.53	79,244	$901,716	1.83%	0.75%	1.80%	12.91%	13.98%
2015	9.82	10.15	45,239	453,779	2.80%	0.75%	1.80%	(4.32%)	(3.75%)
06/18/2014 - 12/31/2014	10.50	10.54	17,059	179,532	3.62%	1.20%	1.80%	1.84%	1.84%
Invesco V.I. Global Real Estate Series II
2016	$9.35	$9.56	52,674	$498,551	1.37%	0.40%	1.70%	0.11%	1.41%
06/01/2015 - 12/31/2015	9.34	9.42	16,152	151,199	6.25%	0.40%	1.70%	(4.70%)	(4.70%)
American Century VP Mid Cap Value Class II
2016	$15.35	$17.59	373,447	$6,009,615	1.60%	0.40%	2.00%	20.47%	22.23%
2015	12.72	14.39	255,990	3,373,151	1.53%	0.40%	1.85%	(3.38%)	(1.97%)
2014	13.14	14.68	181,646	2,520,798	0.93%	0.40%	1.85%	14.17%	15.77%
03/04/2013 - 12/31/2013	11.51	12.68	74,224	910,322	1.09%	0.40%	1.85%	19.16%	19.16%
American Funds IS Asset Allocation Fund Class 4
2016	$10.11	$11.28	16,916,478	$178,894,703	1.45%	0.30%	2.00%	7.01%	8.73%
2015	9.81	10.41	15,387,942	151,177,761	8.99%	0.40%	2.00%	0.39%	0.39%
06/20/2014 - 12/31/2014	10.37	10.37	2,615	27,105	4.74%	0.75%	0.75%	0.51%	0.51%

See Notes to Financial Statements	H-41	See explanation of references on pages H-46 and H-47

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest
American Funds IS Blue Chip Income and Growth Fund Class 4
2016	$11.33	$11.49	239,306	$2,730,442	2.98%	0.75%	2.00%	16.85%	16.85%
12/28/2015 - 12/31/2015	9.76	9.76	959	9,358	0.00%	1.40%	1.40%	(0.65%)	(0.65%)
American Funds IS Bond Fund Class 4 (5)
02/03/2016 - 12/31/2016	$9.98	$10.11	77,938	$783,110	2.38%	0.75%	1.85%	(0.22%)	(0.22%)
American Funds IS Capital Income Builder Class 4
2016	$9.68	$9.97	226,220	$2,226,355	3.14%	0.75%	1.85%	1.89%	3.01%
2015	9.50	9.68	170,738	1,637,397	2.59%	0.75%	1.85%	(3.50%)	(2.53%)
06/20/2014 - 12/31/2014	9.86	9.93	34,489	341,009	2.97%	0.75%	1.75%	(2.91%)	(2.91%)
American Funds IS Global Balanced Fund Class 4
2016	$10.05	$10.16	23,852	$241,375	2.38%	0.75%	1.70%	2.97%	2.97%
12/30/2015-12/31/2015	9.82	9.82	1,546	15,174	0.00%	1.20%	1.20%	(0.65%)	(0.65%)
American Funds IS Global Bond Fund Class 4 (5)
03/07/2016 - 12/31/2016	$9.85	$9.97	59,307	$586,419	0.84%	0.75%	1.80%	(5.36%)	(5.36%)
American Funds IS Global Growth and Income Fund Class 4
2016	$10.28	$10.38	141,828	$1,462,576	2.94%	0.95%	1.80%	5.13%	6.03%
11/10/2015 - 12/31/2015	9.77	9.79	13,842	135,364	See Note (6)	0.95%	1.80%	(1.67%)	(1.67%)
American Funds IS Global Growth Fund Class 4
2016	$10.85	$11.20	144,630	$1,600,837	0.54%	0.75%	2.00%	(1.47%)	(0.38%)
2015	10.91	11.28	177,467	1,985,569	2.05%	0.75%	1.85%	4.79%	5.42%
2014	10.60	10.68	19,016	202,320	2.00%	1.20%	1.80%	0.80%	0.80%
11/26/2013 - 12/31/2013	10.59	10.59	1,516	16,060	See Note (6)	1.20%	1.20%	3.37%	3.37%
American Funds IS Global Small Capitalization Fund Class 4
2016	$9.89	$9.98	31,844	$315,410	0.33%	0.75%	1.50%	0.74%	0.74%
12/09/2015 - 12/31/2015	9.86	9.86	202	1,995	0.00%	1.10%	1.10%	(0.27%)	(0.27%)
American Funds IS Growth Fund Class 4
2016	$10.62	$12.39	825,865	$8,821,890	0.57%	0.40%	1.85%	7.22%	8.78%
2015	9.91	11.43	864,241	8,573,852	4.15%	0.40%	1.85%	5.58%	5.58%
07/25/2014 - 12/31/2014	10.79	10.79	1,115	12,037	1.73%	0.95%	0.95%	2.87%	2.87%
American Funds IS Growth-Income Fund Class 4
2016	$10.69	$11.98	835,829	$8,987,251	1.38%	0.40%	1.85%	9.22%	10.81%
09/09/2015 - 12/31/2015	9.79	10.85	734,774	7,200,534	7.54%	0.40%	1.85%	3.68%	3.68%
American Funds IS High-Income Bond Fund Class 4
2016	$10.89	$11.01	55,618	$608,559	11.94%	0.95%	1.85%	15.67%	15.90%
12/24/2015 - 12/31/2015	9.47	9.47	2,561	24,249	0.00%	1.20%	1.40%	0.29%	0.29%
American Funds IS International Fund Class 4
2016	$9.06	$9.38	120,107	$1,100,946	1.31%	0.40%	1.70%	1.53%	2.81%
2015	8.94	9.13	114,742	1,031,827	2.01%	0.40%	1.70%	(6.26%)	(5.84%)
06/17/2014 - 12/31/2014	9.54	9.57	24,924	238,190	3.17%	1.15%	1.70%	(6.70%)	(6.70%)
American Funds IS International Growth and Income Fund Class 4
2016	$8.70	$9.35	86,933	$788,486	2.57%	0.40%	1.80%	(0.62%)	0.78%
2015	8.68	9	72,547	658,415	2.58%	0.40%	1.80%	(7.50%)	(6.90%)
02/18/2014 - 12/31/2014	9.73	9.80	18,424	180,304	7.69%	1.15%	1.80%	(5.05%)	(5.05%)
American Funds IS Managed Risk Asset Allocation Fund Class P2
2016	$10.62	$10.88	629,739	$6,803,444	1.34%	1.10%	1.85%	5.31%	6.10%
2015	10.09	10.25	483,241	4,930,359	1.57%	1.10%	1.85%	(2.88%)	(2.15%)
2014	10.39	10.48	311,133	3,251,869	0.10%	1.10%	1.85%	1.48%	1.78%
12/03/2013 - 12/31/2013	10.29	10.29	29,973	308,461	See Note (6)	1.10%	1.40%	1.88%	1.88%

See Notes to Financial Statements	H-42	See explanation of references on pages H-46 and H-47

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest
American Funds IS New World Fund Class 4
2016	$8.97	$9.38	142,019	$1,292,966	0.67%	0.40%	1.80%	3.33%	4.62%
2015	8.72	8.96	136,902	1,201,489	0.55%	0.40%	1.85%	(4.91%)	(3.76%)
2014	9.17	9.31	53,211	490,191	1.60%	0.40%	1.70%	(9.50%)	(9.50%)
11/27/2013 - 12/31/2013	10.16	10.16	356	3,615	See Note (6)	1.50%	1.50%	1.64%	1.64%
American Funds IS U.S. Government/ AAA-Rated Securities Fund Class 4
2016	$10.00	$10.22	111,378	$1,128,363	0.86%	0.75%	2.00%	(0.80%)	(0.16%)
2015	10.07	10.22	170,756	1,739,883	3.01%	1.15%	1.85%	(0.57%)	0.13%
2014	10.13	10.21	20,871	212,576	2.81%	1.15%	1.85%	2.84%	3.20%
12/09/2013 - 12/31/2013	9.85	9.85	1,361	13,407	See Note (6)	1.50%	1.85%	(0.68%)	(0.68%)
BlackRock Capital Appreciation V.I. Class III
2016	$14.41	$18.81	25,852	$430,216	0.00%	0.75%	1.30%	(1.42%)	(0.88%)
2015	14.62	18.97	24,858	419,944	0.00%	0.75%	1.30%	5.23%	5.81%
2014	13.89	17.93	23,078	369,803	0.00%	0.75%	1.30%	7.15%	7.74%
2013 (7)	12.97	16.64	24,432	363,874	0.00%	0.75%	1.30%	31.67%	32.40%
2012	9.85	12.57	16,464	187,627	0.98%	0.75%	1.30%	12.10%	12.72%
BlackRock Global Allocation V.I. Class III
2016	$10.59	$13.08	12,668,996	$143,719,505	1.21%	0.40%	2.00%	1.76%	3.39%
2015	10.39	12.56	13,710,464	152,418,269	1.06%	0.40%	2.00%	(2.96%)	(1.40%)
2014	10.68	12.91	12,698,323	145,685,709	2.49%	0.40%	2.00%	(0.09%)	1.53%
2013	10.67	12.89	9,550,232	111,332,701	1.19%	0.40%	2.00%	12.15%	13.96%
2012	9.70	11.46	7,406,435	77,560,831	1.81%	0.40%	2.00%	7.78%	9.53%
BlackRock iShares Alternative Strategies V.I. Class I
2016	$10.37	$10.76	142,808	$1,498,181	3.05%	0.40%	1.80%	4.69%	6.05%
2015	9.93	10.15	89,490	894,994	3.37%	0.40%	1.80%	(2.69%)	(2.10%)
07/08/2014 - 12/31/2014	10.20	10.25	26,793	274,172	6.01%	1.10%	1.70%	(0.56%)	(0.56%)
BlackRock iShares Dynamic Allocation V.I. Class I
2016	$9.91	$10.06	164,272	$1,642,979	2.34%	1.10%	1.65%	4.75%	5.33%
2015	9.46	9.55	132,947	1,264,569	2.06%	1.10%	1.80%	(5.31%)	(4.93%)
06/19/2014 - 12/31/2014	10.02	10.04	51,136	512,530	2.78%	1.10%	1.50%	(1.74%)	(1.74%)
BlackRock iShares Dynamic Fixed Income V.I. Class I
2016	$9.94	$10.05	47,194	$471,718	2.56%	1.10%	1.50%	1.97%	2.27%
2015	9.75	9.80	25,460	249,086	2.06%	1.10%	1.70%	(2.67%)	(2.38%)
05/30/2014 - 12/31/2014	10.01	10.04	5,734	57,502	4.12%	1.20%	1.70%	(0.12%)	(0.12%)
BlackRock iShares Equity Appreciation V.I. Class I
2016	$9.83	$9.96	64,464	$639,315	1.88%	1.10%	1.65%	7.58%	8.12%
2015	9.14	9.21	47,657	438,013	1.42%	1.10%	1.80%	(7.98%)	(7.62%)
05/27/2014 - 12/31/2014	9.92	9.96	2,962	29,464	3.29%	1.20%	1.70%	(2.04%)	(2.04%)
Fidelity VIP Contrafund Service Class 2
2016	$13.64	$14.75	963,520	$13,472,883	0.77%	0.75%	1.85%	5.76%	6.93%
2015	12.89	13.84	723,581	9,555,177	0.92%	0.75%	1.85%	(1.43%)	(0.53%)
2014	13.07	13.93	565,998	7,583,386	1.31%	0.75%	1.85%	9.61%	10.43%
02/12/2013 - 12/31/2013	11.92	12.62	251,215	3,096,139	1.77%	1.10%	1.85%	21.62%	21.62%
Fidelity VIP FundsManager 60% Service Class 2
2016	$11.52	$13.23	1,913,261	$23,001,510	1.16%	0.40%	1.85%	2.74%	4.23%
2015	11.20	12.70	1,856,573	21,637,629	1.09%	0.40%	1.85%	(1.57%)	(0.13%)
2014	11.36	12.71	1,366,858	16,168,412	1.48%	0.40%	1.85%	3.33%	4.84%
2013	10.98	12.13	638,756	7,404,985	1.69%	0.40%	1.85%	16.22%	17.51%
05/10/2012 - 12/31/2012	10.19	10.26	199,249	2,036,477	3.95%	0.75%	1.85%	4.70%	4.70%
Fidelity VIP Government Money Market Service Class
2016	$9.50	$9.91	771,414	$7,440,298	0.11%	0.40%	1.95%	(1.82%)	(0.29%)
2015	9.68	9.94	667,766	6,528,285	0.01%	0.40%	1.95%	(1.92%)	(0.39%)
04/30/2014 - 12/31/2014	9.87	9.97	428,058	4,239,934	0.01%	0.40%	1.95%	(1.29%)	(0.26%)

See Notes to Financial Statements	H-43	See explanation of references on pages H-46 and H-47

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest
Fidelity VIP Strategic Income Service Class 2
2016	$10.33	$10.80	239,754	$2,516,260	3.88%	0.40%	1.85%	6.10%	7.59%
2015	9.73	10.04	203,094	1,999,605	3.25%	0.40%	1.85%	(3.73%)	(2.33%)
2014	10.10	10.28	157,966	1,604,245	5.49%	0.40%	1.85%	1.48%	2.14%
11/08/2013 - 12/31/2013	9.96	9.97	7,237	72,122	See Note (6)	1.20%	1.85%	0.25%	0.25%
First Trust Dorsey Wright Tactical Core Class I
2016	$9.84	$9.91	56,694	$560,811	0.89%	1.10%	1.65%	(0.55%)	(0.35%)
11/05/2015 - 12/31/2015	9.93	9.93	61,410	609,751	0.00%	1.20%	1.20%	(2.05%)	(2.05%)
First Trust/Dow Jones Dividend & Income Allocation Class I
2016	$12.22	$14.08	1,982,935	$25,610,744	1.22%	0.60%	2.00%	9.69%	11.07%
2015	11.12	12.68	885,025	10,356,685	2.28%	0.60%	1.85%	(1.75%)	(0.51%)
2014	11.30	12.74	655,935	7,810,544	0.91%	0.60%	1.85%	8.02%	9.38%
2013	10.44	11.65	342,241	3,840,939	1.13%	0.60%	1.85%	10.69%	11.69%
05/10/2012 - 12/31/2012	10.31	10.37	112,925	1,167,968	4.89%	0.95%	1.85%	4.55%	4.55%
First Trust Multi Income Allocation Class I
2016	$10.57	$10.71	68,305	$727,484	2.33%	1.20%	1.70%	7.46%	7.99%
2015	9.84	9.92	61,019	602,877	2.62%	1.20%	1.70%	(4.67%)	(4.38%)
07/08/2014 - 12/31/2014	10.35	10.37	20,202	209,214	3.64%	1.20%	1.50%	1.04%	1.04%
Franklin Founding Funds Allocation VIP Class 2
2016	$14.05	$15.82	15,934	$235,607	3.88%	0.75%	1.30%	11.72%	12.34%
2015	12.58	14.08	15,205	200,840	2.77%	0.75%	1.30%	(7.42%)	(6.91%)
2014	13.59	15.12	11,430	162,971	3.07%	0.75%	1.30%	1.52%	2.08%
2013	13.38	14.82	8,129	116,212	7.34%	0.75%	1.30%	22.17%	22.60%
2012	10.95	11.35	3,816	42,743	1.73%	0.95%	1.30%	13.84%	13.84%
Franklin Founding Funds Allocation VIP Class 4
2016	$11.54	$15.47	1,032,868	$12,964,863	3.66%	0.40%	2.00%	10.75%	12.47%
2015	10.40	13.97	1,127,402	12,739,594	2.74%	0.40%	2.00%	(8.10%)	(6.61%)
2014	11.29	15.19	1,235,531	15,213,374	2.66%	0.40%	2.00%	0.72%	2.34%
2013	11.20	15.08	981,233	12,006,174	10.07%	0.40%	2.00%	21.23%	22.33%
2012	9.82	12.43	728,062	7,380,164	2.60%	0.40%	2.00%	12.89%	13.85%
Franklin Income VIP Class 2
2016	$10.00	$10.12	626,112	$6,322,964	3.20%	1.10%	1.85%	11.94%	12.78%
05/11/2015 - 12/31/2015	8.93	8.97	105,412	944,671	3.61%	1.10%	1.85%	(10.19%)	(10.19%)
Franklin Mutual Global Discovery VIP Class 2
2016	$12.33	$17.36	393,659	$5,249,288	1.70%	0.40%	1.85%	10.13%	11.73%
2015	11.19	15.59	395,268	4,790,355	2.84%	0.40%	1.85%	(5.42%)	(4.03%)
2014	11.83	16.30	324,329	4,116,155	2.10%	0.40%	1.85%	3.77%	5.29%
2013	11.41	15.54	126,211	1,609,812	2.11%	0.40%	1.85%	25.97%	26.66%
2012	10.64	12.27	25,648	293,513	2.78%	0.75%	1.30%	11.89%	12.51%
Franklin Rising Dividends VIP Class 2
2016	$13.35	$15.19	712,995	$9,790,819	1.39%	0.40%	1.85%	13.92%	15.58%
2015	11.70	13.14	566,746	6,779,646	1.45%	0.40%	1.85%	(5.41%)	(4.03%)
2014	12.35	13.69	311,125	3,927,228	1.30%	0.40%	1.85%	6.73%	8.29%
02/06/2013 - 12/31/2013	11.54	12.64	171,300	2,072,910	1.19%	0.40%	1.85%	20.02%	20.02%
Templeton Global Bond VIP Class 2
2016	$9.27	$12.23	705,129	$6,692,043	0.00%	0.40%	1.85%	1.06%	2.53%
2015	9.16	11.97	682,261	6,376,877	7.45%	0.40%	1.85%	(6.06%)	(4.69%)
2014	9.74	12.60	425,869	4,236,842	5.09%	0.40%	1.85%	(0.03%)	1.43%
2013	9.73	12.47	164,126	1,658,921	6.16%	0.40%	1.85%	0.87%	0.87%
2012	11.37	12.36	13,899	163,023	6.98%	0.75%	0.75%	14.20%	14.20%
Ivy VIP Asset Strategy
2016	$8.36	$8.49	59,445	$502,329	0.58%	1.10%	1.70%	(4.21%)	(3.63%)
2015	8.72	8.81	50,136	440,563	0.36%	1.10%	1.70%	(9.89%)	(9.35%)
05/19/2014 - 12/31/2014	9.68	9.72	40,972	397,977	0.06%	1.10%	1.70%	(2.06%)	(2.06%)

See Notes to Financial Statements	H-44	See explanation of references on pages H-46 and H-47

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest
Ivy VIP Energy
2016	$9.19	$9.29	78,232	$724,006	0.11%	1.10%	1.80%	32.29%	32.95%
06/19/2015 - 12/31/2015	6.96	6.98	20,937	145,967	0.00%	1.15%	1.80%	(25.09%)	(25.09%)
Janus Aspen Series Balanced Service Shares
2016	$10.11	$13.20	8,816,782	$107,698,475	2.08%	0.30%	2.00%	2.42%	3.91%
2015	11.53	12.70	6,334,178	75,288,709	1.50%	0.40%	1.85%	(1.43%)	0.01%
2014	11.68	12.70	2,535,709	30,438,466	1.67%	0.40%	1.85%	6.25%	7.81%
02/18/2013 - 12/31/2013	10.97	11.78	957,715	11,064,123	2.13%	0.40%	1.85%	13.61%	13.61%
Janus Aspen Series Flexible Bond Service Shares
2016	$9.89	$10.08	150,761	$1,509,985	2.43%	1.15%	2.00%	0.35%	1.06%
2015	9.86	9.98	139,638	1,387,109	1.93%	1.10%	1.85%	(1.75%)	(1.25%)
07/21/2014 - 12/31/2014	10.06	10.09	24,280	244,833	4.09%	1.20%	1.70%	0.22%	0.22%
JPMorgan Insurance Trust Global Allocation Class 2
2016	$9.78	$9.85	38,573	$379,700	2.90%	1.15%	1.60%	4.16%	4.63%
05/14/2015 - 12/31/2015	9.39	9.41	37,163	349,788	2.99%	1.15%	1.60%	(5.39%)	(5.39%)
JPMorgan Insurance Trust Income Builder Class 2
2016	$9.93	$10.01	114,548	$1,144,044	4.25%	1.10%	1.70%	4.94%	4.94%
06/24/2015 - 12/31/2015	9.49	9.53	26,990	257,056	8.66%	1.20%	1.70%	(3.55%)	(3.55%)
ClearBridge Variable Aggressive Growth - Class II
2016	$9.77	$9.85	10,577	$103,738	0.57%	1.10%	1.80%	(0.86%)	(0.86%)
11/10/2015 - 12/31/2015	9.85	9.85	3,319	32,695	0.51%	1.80%	1.80%	(1.57%)	(1.57%)
Lord Abbett Bond Debenture Class VC
2016	$11.16	$12.22	183,100	$2,100,051	3.99%	0.40%	2.00%	10.14%	11.69%
2015	10.12	10.94	170,212	1,767,610	4.07%	0.40%	1.85%	(3.34%)	(1.92%)
2014	10.46	11.15	182,384	1,958,646	7.91%	0.40%	1.85%	2.43%	3.93%
01/23/2013 - 12/31/2013	10.20	10.73	53,267	559,976	11.27%	0.40%	1.85%	5.04%	5.04%
Lord Abbett International Core Equity Class VC
2016	$8.49	$12.44	67,757	$675,595	2.68%	0.40%	1.50%	(3.20%)	(2.13%)
2015	8.77	12.76	65,474	680,198	1.78%	0.40%	1.50%	(3.05%)	(2.51%)
2014	9.08	13.09	27,904	344,608	1.35%	0.75%	1.30%	(10.64%)	(10.15%)
2013	11.74	14.57	14,073	196,334	2.19%	0.75%	1.30%	21.57%	22.24%
2012	9.65	11.92	4,831	55,329	1.47%	0.75%	1.30%	13.64%	14.27%
Lord Abbett Total Return Class VC
2016	$10.11	$12.49	334,309	$3,612,585	2.89%	0.40%	1.85%	2.36%	3.85%
2015	9.88	12.07	263,437	2,807,528	2.69%	0.40%	1.85%	(2.48%)	(1.40%)
2014	10.13	12.24	200,655	2,194,570	2.48%	0.75%	1.85%	4.71%	5.29%
2013	10.36	11.63	120,403	1,265,757	2.57%	0.75%	1.30%	(2.38%)	(1.84%)
2012	10.58	11.84	48,236	521,898	2.94%	0.75%	1.30%	5.44%	6.02%
MFS Total Return Series - Service Class
2016	$12.05	$14.84	2,342,213	$30,299,909	2.73%	0.40%	1.85%	6.83%	8.38%
2015	11.26	13.86	2,037,216	24,728,536	2.47%	0.40%	1.85%	(2.40%)	(0.98%)
2014	11.52	14.16	1,687,542	21,055,013	1.89%	0.40%	1.85%	6.25%	7.80%
2013	10.83	13.30	1,071,314	12,808,659	1.77%	0.40%	1.85%	16.56%	17.85%
2012	10.32	11.38	324,475	3,366,137	1.95%	0.75%	1.85%	9.11%	9.66%
MFS Utilities Series - Service Class
2016	$10.60	$12.40	353,829	$3,890,641	4.10%	0.40%	1.85%	9.20%	10.79%
2015	9.69	11.19	255,467	2,549,881	4.17%	0.40%	1.85%	(16.32%)	(15.10%)
2014	11.56	13.18	184,688	2,192,512	2.64%	0.40%	1.85%	10.40%	11.18%
01/15/2013 - 12/31/2013	10.46	11.68	16,420	184,186	2.97%	1.15%	1.85%	15.82%	15.82%
MFS Value Series - Service Class
2016	$17.80	$21.51	42,717	$799,271	1.90%	0.75%	1.30%	12.31%	12.93%
2015	15.85	19.05	42,304	707,212	2.14%	0.75%	1.30%	(2.21%)	(1.67%)
2014	16.20	19.37	40,541	691,324	1.38%	0.75%	1.30%	8.78%	9.38%
2013	14.90	17.71	32,641	513,170	1.06%	0.75%	1.30%	33.85%	34.58%
2012	11.13	13.16	24,609	291,084	1.44%	0.75%	1.30%	14.38%	15.01%

See Notes to Financial Statements	H-45	See explanation of references on pages H-46 and H-47

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest
MFS Massachusetts Investors Growth Stock - Service Class
2016	$10.24	$10.28	53,261	$546,751	0.38%	0.75%	0.95%	4.84%	5.05%
03/27/2015 - 12/31/2015	9.77	9.78	56,536	552,798	0.69%	0.75%	0.95%	(2.34%)	(2.19%)
Neuberger Berman AMT Absolute Return Multi-Manager Class S (5)
03/22/2016 - 12/31/2016	$9.58	$9.58	2,180	$20,888	0.00%	1.40%	1.40%	1.08%	1.08%
Oppenheimer Global Fund/VA Service Shares
2016	$9.55	$9.62	9,893	$94,774	0.13%	1.10%	1.70%	(1.84%)	(1.25%)
11/03/2015 - 12/31/2015	9.73	9.74	5,045	49,091	0.00%	1.10%	1.70%	(4.24%)	(4.24%)
Oppenheimer International Growth Fund/VA Service Shares (5)
03/18/2016 - 12/31/2016	$9.45	$9.47	5,412	$51,180	0.77%	1.15%	1.65%	(2.92%)	(2.92%)
PIMCO All Asset All Authority - Advisor Class
2016	$8.93	$9.07	10,255	$92,719	1.48%	1.15%	1.80%	11.86%	12.20%
2015	8.04	8.08	4,033	32,560	4.10%	1.20%	1.50%	(13.45%)	(13.45%)
06/19/2014 - 12/31/2014	9.32	9.34	474	4,425	7.64%	1.20%	1.50%	(8.64%)	(8.64%)
PIMCO CommodityRealReturn Strategy - Advisor Class
2016	$5.49	$5.96	57,257	$336,066	1.05%	0.40%	1.85%	12.77%	14.41%
2015	4.87	5.25	55,074	283,348	4.06%	0.40%	1.85%	(27.03%)	(25.96%)
2014	6.67	7.15	38,325	267,824	0.29%	0.40%	1.85%	(20.11%)	(18.94%)
01/23/2013 - 12/31/2013	8.35	8.89	13,798	118,347	0.88%	0.40%	1.85%	(17.35%)	(17.35%)
Schwab VIT Balanced
2016	$11.53	$11.53	314,338	$3,623,672	1.07%	0.60%	0.60%	4.15%	4.15%
2015	11.07	11.07	325,670	3,604,551	0.99%	0.60%	0.60%	(2.59%)	(2.59%)
2014	11.36	11.36	317,530	3,607,823	0.60%	0.60%	0.60%	3.53%	3.53%
2013	10.98	10.98	211,550	2,321,793	0.14%	0.60%	0.60%	6.25%	6.25%
11/09/2012 - 12/31/2012	10.33	10.33	14,741	152,264	0.00%	0.60%	0.60%	2.35%	2.35%
Schwab VIT Balanced with Growth
2016	$12.24	$12.24	611,058	$7,479,818	1.35%	0.60%	0.60%	5.74%	5.74%
2015	11.58	11.58	602,907	6,979,354	1.31%	0.60%	0.60%	(3.06%)	(3.06%)
2014	11.94	11.94	497,873	5,945,202	0.78%	0.60%	0.60%	3.53%	3.53%
02/20/2013 - 12/31/2013	11.53	11.53	288,302	3,325,385	0.04%	0.60%	0.60%	7.61%	7.61%
Schwab VIT Growth
2016	$13.07	$13.07	352,526	$4,609,237	1.34%	0.60%	0.60%	7.02%	7.02%
2015	12.22	12.22	341,795	4,175,654	1.28%	0.60%	0.60%	(3.43%)	(3.43%)
2014	12.65	12.65	313,177	3,961,960	0.80%	0.60%	0.60%	3.35%	3.35%
02/25/2013 - 12/31/2013	12.24	12.24	334,063	4,089,354	0.02%	0.60%	0.60%	13.12%	13.12%
State Street Total Return V.I.S. Class 3
2016	$11.11	$18.41	1,727,445	$24,454,172	1.63%	0.40%	2.00%	3.99%	5.66%
2015	10.67	17.42	1,806,397	24,725,965	1.51%	0.40%	2.00%	(3.30%)	(1.74%)
2014	11.01	17.73	1,768,189	25,633,781	1.62%	0.40%	2.00%	2.99%	4.65%
2013	10.67	16.94	1,376,347	20,724,967	1.47%	0.40%	2.00%	12.37%	13.96%
2012	10.03	14.72	1,000,860	14,059,203	1.83%	0.60%	2.00%	10.02%	11.41%
VanEck VIP Global Hard Assets Class S
2016	$7.70	$8.40	169,080	$1,396,159	0.39%	0.95%	1.85%	41.00%	42.06%
2015	5.44	5.93	148,490	870,235	0.02%	0.95%	1.85%	(34.75%)	(34.25%)
2014	8.27	9.04	57,926	513,157	0.00%	0.95%	1.70%	(20.71%)	(20.23%)
01/23/2013 - 12/31/2013	10.60	11.34	11,188	122,860	0.09%	1.10%	1.70%	5.01%	5.01%

(1)	The AUV is presented as a range from lowest to highest based on the ending AUV for all product groupings as of December 31 of each year or period ended. The lowest and highest AUV may be the same for a variable account if there is only one product which had investments at the end of the year or period.
(2)	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the variable accounts from the underlying portfolios/funds, divided by the average daily net assets (See Note 3 in Notes to Financial Statements for information on dividends and distributions). These ratios are before the deduction of mortality and expense risk (“M&E”) fees, administrative fees, and additional death benefit rider charges, if any, that are assessed against contract owner accounts. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying portfolios/funds in which the variable accounts invest. The investment income ratios for periods of less than one full year are annualized.
(3)	The expense ratios represent annualized contract fees and expenses of the Separate Account divided by the average daily net assets for each period indicated. These ratios include only those expenses that result in a direct reduction of unit values. Excluded are expenses of the underlying portfolios/funds in which the variable accounts invest and charges made directly to contract owner accounts through the redemption of units (See Note 4 in Notes to Financial Statements). The expense ratios are presented as a range of lowest to highest based on the product groupings. The expense ratios for periods of less than one full year are annualized.

See Notes to Financial Statements	H-46

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS (Continued)

(4)	Total returns reflect changes in unit values of the underlying portfolios/funds and deductions for M&E fees, administrative fees, and additional death benefit rider charges, if any, assessed through the daily AUV calculation. These fees and charges are assessed at annual rates ranging from 0.40% to 2.00% based on the average daily net assets of each variable account as discussed in Note 4 in Notes to Financial Statements. Total returns do not include deductions at the separate account or contract level for any premium loads, maintenance fees, premium tax charges, withdrawal and surrender charges, charges for other optional benefit riders, or other charges that may be incurred under a contract which, if incurred, would have resulted in lower returns. Total returns are presented as a range from lowest to highest values based on the product grouping representing the minimum to maximum expense ratio amounts. Total returns for those contracts which commenced operations subsequent to the beginning of the year or period indicated for each Variable Account may not be within the ranges presented, and these contracts are excluded when calculating the total returns from lowest to highest as presented in the table. Total returns are calculated for each period indicated and are not annualized for periods of less than one full year.
(5)	Operations commenced or resumed during 2016 (See Note 1 in Notes to Financial Statements).
(6)	Subsequent to commencement of operations, the American Funds IS Global Growth and Income Fund Class 4, American Funds IS Global Growth Fund Class 4, American Funds IS Managed Risk Asset Allocation Fund Class P2, American Funds IS New World Fund Class 4, American Funds IS U.S. Government/AAA-Rated Securities Fund Class 4, and Fidelity VIP Strategic Income Service Class 2 Variable Accounts received their annual distributions. The annualized investment income ratios were 11.59%, 11.70%, 9.09%, 13.22%, 9.46%, and 23.75%, respectively. Prior to annualization, the ratios were 1.19%, 1.12%, 0.17%, 1.20%, 0.40%, and 1.48%, respectively.
(7)	Investment income ratio represents less than 0.005%.

See Notes to Financial Statements	H-47

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

The Separate Account A (the “Separate Account”) of Pacific Life & Annuity Company (“PL&A”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account consists of subaccounts (each, a “Variable Account” and collectively, the “Variable Accounts”) which invest in shares of corresponding portfolios or funds (each, a “Portfolio” and collectively, the “Portfolios”) of registered investment management companies (each, a “Fund” and collectively, the “Funds”). As of December 31, 2016, the Fund investment options are Pacific Select Fund (See Note 4), AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Century Variable Portfolios, Inc., American Funds Insurance Series, BlackRock Variable Series Funds, Inc., Fidelity Variable Insurance Products Funds, First Trust Variable Insurance Trust, Franklin Templeton Variable Insurance Products Trust, Ivy Variable Insurance Portfolios, Janus Aspen Series, JPMorgan Insurance Trust, Legg Mason Partners Variable Equity Trust, Lord Abbett Series Fund, Inc., MFS Variable Insurance Trust, MFS Variable Insurance Trust II, Neuberger Berman Advisers Management Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, Schwab VIT Portfolios, State Street Variable Insurance Series Funds, Inc. (formerly GE Investments Funds, Inc.), and VanEck VIP Trust. The Variable Accounts with no units outstanding during the entire reporting period are not presented in this annual report.

Each of the Portfolios pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are either included in Sections A through F of this report or provided separately and should be read in conjunction with the Separate Account’s financial statements.

The Developing Growth and State Street Total Return V.I.S. Class 3 Variable Accounts and Portfolios were formerly named Small-Cap Growth and GE Investments Total Return Class 3 Variable Accounts and Portfolios, respectively.

The following six Variable Accounts commenced or resumed operations during the year:

Variable Accounts	Commenced or Resumed Operations on	Variable Accounts	Commenced or Resumed Operations on
Diversified Alternatives	June 27, 2016	Neuberger Berman AMT Absolute Return Multi-Manager
PSF DFA Balanced Allocation	July 7, 2016	Class S	March 22, 2016
American Funds IS Bond Fund Class 4	February 3, 2016	Oppenheimer International Growth Fund/VA Service Shares	March 18,2016
American Funds IS Global Bond Fund Class 4	March 7, 2016

On March 6, 2015, the net assets of the PIMCO Global Multi-Asset Managed Allocation Portfolio - Advisor Class, the underlying Portfolio for the PIMCO Global Multi-Asset Managed Allocation - Advisor Class Variable Account, were transferred to the Janus Aspen Series Balanced Portfolio Service Shares, the underlying Portfolio for the Janus Aspen Series Balanced Service Shares Variable Account through a substitution (the “March 6, 2015 Substitution”). In connection with the March 6, 2015 Substitution, any units that remained in the PIMCO Global Multi-Asset Managed Allocation - Advisor Class Variable Account after the close of business on March 6, 2015 were transferred to the Janus Aspen Series Balanced Service Shares Variable Account. Such transfers were based on the applicable Variable Account accumulation unit values and the relative net asset values of the Janus Aspen Series Balanced Portfolio and PIMCO Global Multi-Asset Managed Allocation Portfolio, as of the close of business on March 6, 2015. The PIMCO Global Multi-Asset Managed Allocation - Advisor Class Variable Account is not included in this annual report.

On March 27, 2015, the net assets of the MFS Investors Growth Stock Series Portfolio - Service Class, the underlying Portfolio for the MFS Investors Growth Stock Series - Service Class Variable Account, were transferred to the MFS Massachusetts Investors Growth Stock Portfolio -  Service Class, the underlying Portfolio for the MFS Massachusetts Investors Growth Stock - Service Class Variable Account through a substitution (the “March 27, 2015 Substitution”). In connection with the March 27, 2015 Substitution, any units that remained in the MFS Investors Growth Stock Series - Service Class Variable Account after the close of business on March 27, 2015 were transferred to the MFS Massachusetts Investors Growth Stock - Service Class Variable Account. Such transfers were based on the applicable Variable Account accumulation unit values and the relative net asset values of the MFS Massachusetts Investors Growth Stock Portfolio and MFS Investors Growth Stock Series Portfolio, as of the close of business on March 27, 2015. The MFS Investors Growth Stock Series - Service Class Variable Account is not included in this annual report.

On October 30, 2015, the net assets of Pacific Select Fund’s American Funds Asset Allocation Portfolio Class I, American Funds Growth Portfolio Class I, and American Funds Growth-Income Portfolio Class I (collectively, the “Liquidated Portfolios”), the underlying Portfolios for the American Funds Asset Allocation, American Funds Growth, and American Funds Growth-Income Variable Accounts (collectively, the “Liquidated Variable Accounts”), respectively, were transferred to the American Funds IS Asset Allocation Fund Class 4, American Funds IS Growth Fund Class 4, and American Funds IS Growth-Income Fund Class 4 (collectively, the “Substituted Portfolios”), the underlying Portfolios for the American Funds IS Asset Allocation Fund Class 4, American Funds IS Growth Fund Class 4, and American Funds IS Growth-Income Fund Class 4 Variable Accounts (collectively, the “Substituted Variable Accounts”), respectively, through a liquidation and plan of substitution (the “October 30, 2015 Substitutions”). In connection with the October 30, 2015 Substitutions, any units that remained in each of the Liquidated Variable Accounts after the close of business on October 30, 2015 were transferred to the respective Substituted Variable Accounts. Such transfers were based on the

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

applicable Variable Accounts’ accumulation unit values and the relative net asset values of the respective Substituted Portfolios and Liquidated Portfolios, as of the close of business on October 30, 2015. The Liquidated Variable Accounts are not included in this annual report.

On October 31, 2016, the Absolute Return Variable Account was liquidated. Because the Variable Account was liquidated prior to December 31, 2016, no other information for the Variable Account is presented in this annual report.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of PL&A. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by PL&A, but the obligations of the Separate Account, including benefits related to variable annuity contracts, are obligations of PL&A.

The Separate Account funds individual flexible premium deferred variable annuity contracts (the “Contracts”). The investments of the Separate Account are carried at fair value.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Separate Account in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Separate Account qualifies as an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to Investment Companies Topic of U.S. GAAP.

A. Valuation of Investments

Investments in shares of the Portfolios are valued at the reported net asset values of the respective Portfolios. Valuation of securities held by the Funds is discussed in the notes to their financial statements.

B. Security Transactions and Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividends and capital gains distributions, if any, from mutual fund investments are recorded on the ex-dividend date.

C. Federal Income Taxes

The operations of the Separate Account will be reported on the federal income tax return of PL&A, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. Under the current tax law, no federal income taxes are expected to be paid by PL&A with respect to the operations of the Separate Account. PL&A will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

D. Contracts in Payout Period

Net assets allocated to Contracts in payout period are computed, on a current basis, according to the Annuity 2000 Mortality Table or 2012 IAR Mortality Table depending on the year of annuitization. The assumed investment return is 4.0 percent. The mortality risk is fully borne by PL&A and may result in additional amounts being transferred into the Variable Accounts by PL&A to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed the amounts required, transfers may be made to PL&A. These transfers, if any, are shown as adjustments to net assets allocated to contracts in payout (annuitization) period in the accompanying Statements of Changes in Net Assets.

3. DIVIDENDS AND DISTRIBUTIONS FROM MUTUAL FUND INVESTMENTS

All dividend and capital gain distributions, if any, received from the Portfolios are reinvested in additional full and fractional shares of the related Portfolios and are recorded by the Variable Accounts on the ex-dividend date.

Each of the Portfolios in the Pacific Select Fund is treated as a partnership for federal income tax purposes only (the “Partnership Portfolios”). The Partnership Portfolios are not required to distribute taxable income and capital gains for federal income tax purposes. Therefore, no dividend or capital gain distributions were received from any Portfolios in the Pacific Select Fund nor were they recorded by the applicable Variable Accounts in the Statements of Operations for the year or period ended December 31, 2016.

4. CHARGES AND EXPENSES AND RELATED PARTY TRANSACTIONS

PL&A deducts from the Separate Account daily charges for mortality and expense risks (“M&E”) and administrative fees PL&A assumes, and any additional death benefit rider charges, if applicable. Contracts funded by the Separate Account currently being sold or administered, along with the total annual expense ratios, are summarized in the following table. The mortality risk assumed by PL&A is the risk that the annuitant will live longer than predicted and will receive more annuity payments than anticipated. PL&A also assumes mortality risk in connection with any death benefit paid under the Contracts. The expense risk assumed is that expenses incurred in administering the Contracts and the Separate Account will exceed the amounts realized from fees and charges assessed against the Contracts. These charges are assessed daily at the following annual rates based on the average daily net assets of each Variable Account and result in a direct reduction in unit values:

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

	Death Benefit Options
Pacific Portfolios Contracts	Standard Death Benefit	With Stepped- Up Death Benefit Rider
M&E Charge	1.25%	1.25%
Administrative Fee	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%
Total Annual Expenses	1.40%	1.60%
Pacific Value and Pacific Innovations Select Contracts
M&E Charge	1.40%	1.40%
Administrative Fee	0.25%	0.25%
Death Benefit Rider Charge	None	0.20%
Total Annual Expenses	1.65%	1.85%
Pacific Value Edge Contracts
M&E Charge	1.55%	1.55%
Administrative Fee	0.25%	0.25%
Death Benefit Rider Charge	None	0.20%
Total Annual Expenses	1.80%	2.00%
Pacific Odyssey Contracts (issued prior to December 1, 2016)
M&E Charge	0.15%	0.15%
Administrative Fee	0.25%	0.25%
Death Benefit Rider Charge	None	0.20%
Total Annual Expenses	0.40%	0.60%
Pacific Odyssey Contracts (issued on or after December 1, 2016)
M&E Charge	0.15%	0.15%
Administrative Fee	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%
Total Annual Expenses	0.30%	0.50%
Pacific Voyages Contracts
M&E Charge	1.00%	1.00%
Administrative Fee	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%
Total Annual Expenses	1.15%	1.35%
Pacific One Select Contracts
M&E Charge	1.50%	1.50%
Administrative Fee	0.25%	0.25%
Death Benefit Rider Charge	None	0.20%
Total Annual Expenses	1.75%	1.95%
Pacific Value Select Contracts
M&E Charge	1.45%	1.45%
Administrative Fee	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%
Total Annual Expenses	1.60%	1.80%

	Death Benefit Options
Pacific Destinations B Contracts	Standard Death Benefit	With Stepped-Up Death Benefit Rider
M&E Charge	1.15%	1.15%
Administrative Fee	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%
Total Annual Expenses	1.30%	1.50%

Pacific Destinations and Pacific Destinations - O Series Contract	Standard Death Benefit	With Stepped-Up Death Benefit Rider	With Stepped-Up Death Benefit II Rider
M&E Charge	0.60%	0.60%	0.60%
Administrative Fee	0.15%	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%	0.20%
Total Annual Expenses	0.75%	0.95%	0.95%

Schwab Retirement Income Variable Annuity Contracts	Standard Death Benefit Benefit	With Return of Purchase Payments Death Benefit Rider	With Stepped-Up Death Benefit Rider
M&E Charge	0.35%	0.35%	0.35%
Administrative Fee	0.25%	0.25%	0.25%
Death Benefit Rider Charge	None	0.20%	0.40%
Total Annual Expenses	0.60%	0.80%	1.00%

Pacific Choice Contracts (Without Stepped-Up Death Benefit II Rider Charge)	Standard Death Benefit With 5 Year Option	Standard Death Benefit With 3 Year Option	Standard Death Benefit With 0 Year Option
M&E Charge	0.95%	1.25%	1.35%
Administrative Fee	0.25%	0.25%	0.25%
Total Annual Expenses	1.20%	1.50%	1.60%

Pacific Choice Contracts (With Stepped-Up Death Benefit II Rider Charge)	Stepped- Up Death Benefit With 5 Year Option	Stepped-Up Death Benefit With 3 Year Option	Stepped-Up Death Benefit With 0 Year Option
M&E Charge	0.95%	1.25%	1.35%
Administrative Fee	0.25%	0.25%	0.25%
Death Benefit Rider Charge	0.20%	0.20%	0.20%
Total Annual Expenses	1.40%	1.70%	1.80%

Pacific Journey Select Contracts	Without Stepped- Up Death Benefit Rider and Four Year Withdrawal Charge Option	With Stepped-Up Death Benefit Rider Only	With Four Year Withdrawal Charge Option Only	With Stepped-Up Death Benefit Rider and Four Year Withdrawal Charge Option
M&E Charge	0.95%	0.95%	0.95%	0.95%
Administrative Fee	0.15%	0.15%	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%	None	0.20%
Four Year Withdrawal Charge	None	None	0.35%	0.35%
Total Annual Expenses	1.10%	1.30%	1.45%	1.65%

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

Under the Contracts, PL&A makes certain deductions from the net assets of each Variable Account through a redemption of units for maintenance fees, any other optional benefit riders, any state premium taxes, and any withdrawal and surrender charges, and are shown as a decrease in net assets in Contract owner transactions in the accompanying Statements of Changes in Net Assets. For some Contracts, a surrender charge is imposed if the Contract is partially or fully surrendered within the specified surrender charge period and charges will vary depending on the individual Contract. Most Contracts offer optional benefits that can be added to the Contract by rider. The charges for riders can range depending on the individual Contract. These fees and charges are assessed directly to each Contract owner account through a redemption of units. Withdrawal and surrender charges are included in Contract benefits and terminations; and maintenance fees, any other optional benefit riders and state premium taxes are included in Contract charges and deductions in the accompanying Statements of Changes in Net Assets. The operating expenses of the Separate Account are paid by PL&A and are not reflected in the accompanying financial statements.

In addition to charges and expenses described above, the Variable Accounts also indirectly bear a portion of the operating expenses of the applicable Portfolios in which they invest.

PL&A is a wholly-owned subsidiary of Pacific Life Insurance Company (“Pacific Life”). The assets of certain Variable Accounts invest in Class I or Class D shares of the corresponding Portfolios of the Pacific Select Fund (“PSF”). Each Portfolio of PSF pays an advisory fee to Pacific Life Fund Advisors LLC (“PLFA”), a wholly-owned subsidiary of Pacific Life, pursuant to PSF’s Investment Advisory Agreement and pays a class-specific non-12b-1 service fee for class I shares and a class-specific 12b-1 distribution and service fee for class D shares to Pacific Select Distributors, LLC (“PSD”), also a wholly-owned subsidiary of Pacific Life, for providing shareholder servicing activities under PSF’s non-12b-1 Service Plan and 12b-1 Distribution and Service Plan. Each Portfolio of PSF also compensates Pacific Life and PLFA on an approximate cost basis pursuant to PSF’s Agreement for Support Services for providing services to PSF that are outside the scope of the Investment Adviser’s responsibilities under the Investment Advisory Agreement. The advisory fee and distribution and/or service fee rates are disclosed in Note 6 in the Notes to Financial Statements of PSF, which are included in Section D of this report. For the year ended December 31, 2016, PLFA received net advisory fees from the corresponding Portfolios of PSF at effective annual rates ranging from 0.05% to 1.00%, and PSD received a non-12b-1 service fee of 0.20% on Class I shares only and a 12b-1 service fee of 0.20% and a distribution fee of 0.05% on Class D shares only, all of which are based on the average daily net assets of each Portfolio.

5. RELATED PARTY AGREEMENT

PSD serves as principal underwriter of the Contract funded by interests in the Separate Account, without remuneration from the Separate Account.

6. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year or period ended December 31, 2016, were as follows:

Variable Accounts	Purchases	Sales
Core Income	$101,494	$12,545
Diversified Bond	2,663,586	2,740,279
Floating Rate Income	525,280	394,311
Floating Rate Loan	1,972,032	855,812
High Yield Bond	2,471,957	1,690,299
Inflation Managed	1,099,386	2,192,132
Inflation Strategy	264,265	93,544
Managed Bond	2,397,425	2,289,302
Short Duration Bond	4,222,445	3,082,243
Emerging Markets Debt	969,232	290,931
Comstock	436,896	349,971
Developing Growth	279,065	559,031
Dividend Growth	3,101,691	2,546,913
Equity Index	12,939,835	5,220,438
Focused Growth	4,705,146	5,051,637
Growth	2,252,116	2,971,781
Large-Cap Growth	794,440	1,204,245
Large-Cap Value	778,473	1,160,212
Long/Short Large-Cap	476,361	459,175
Main Street Core	712,373	796,720
Mid-Cap Equity	1,607,521	1,822,647
Mid-Cap Growth	3,397,905	3,627,899
Mid-Cap Value	439,797	553,266
Small-Cap Equity	1,854,979	451,085
Small-Cap Index	1,033,313	862,663

Variable Accounts	Purchases	Sales
Small-Cap Value	$1,522,546	$541,879
Value Advantage	415,790	24,654
Emerging Markets	997,997	1,190,704
International Large-Cap	576,274	1,009,653
International Small-Cap	1,632,761	2,082,448
International Value	518,336	438,689
Health Sciences	3,785,717	5,650,432
Real Estate	3,058,632	2,120,981
Technology	3,583,841	2,606,249
Currency Strategies	78,905	109,180
Diversified Alternatives (1)	728	3
Equity Long/Short	1,488,303	2,600,278
Global Absolute Return	98,989	136,358
Pacific Dynamix - Conservative Growth	8,057,483	6,546,766
Pacific Dynamix - Moderate Growth	20,266,779	13,197,695
Pacific Dynamix - Growth	5,873,294	4,887,227
Portfolio Optimization Conservative	45,153,529	42,406,250
Portfolio Optimization Moderate-Conservative	17,472,598	34,484,744
Portfolio Optimization Moderate	25,842,936	85,286,069
Portfolio Optimization Growth	17,115,562	60,831,353
Portfolio Optimization Aggressive-Growth	1,370,048	19,053,755
PSF DFA Balanced Allocation (1)	452,065	3,142
Invesco V.I. Balanced-Risk Allocation Series II	4,254,287	4,024,325
Invesco V.I. Equity and Income Series II	462,905	68,477
Invesco V.I. Global Real Estate Series II	351,438	5,156

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

Variable Accounts	Purchases	Sales
American Century VP Mid Cap Value Class II	$2,660,713	$687,925
American Funds IS Asset Allocation Fund Class 4	32,336,112	12,617,928
American Funds IS Blue Chip Income and Growth Fund Class 4	3,235,872	622,848
American Funds IS Bond Fund Class 4 (1)	899,114	98,059
American Funds IS Capital Income Builder Class 4	775,702	192,124
American Funds IS Global Balanced Fund Class 4	227,940	3,605
American Funds IS Global Bond Fund Class 4 (1)	693,180	76,975
American Funds IS Global Growth and Income Fund Class 4	1,792,838	517,163
American Funds IS Global Growth Fund Class 4	2,106,966	2,403,869
American Funds IS Global Small Capitalization Fund Class 4	319,744	2,234
American Funds IS Growth Fund Class 4	3,553,065	3,274,935
American Funds IS Growth-Income Fund Class 4	2,929,623	1,049,206
American Funds IS High-Income Bond Fund Class 4	671,761	91,975
American Funds IS International Fund Class 4	270,394	131,984
American Funds IS International Growth and Income Fund Class 4	181,863	39,943
American Funds IS Managed Risk Asset Allocation Fund Class P2	2,059,428	358,084
American Funds IS New World Fund Class 4	358,676	319,269
American Funds IS U.S. Government /AAA-Rated Securities Fund Class 4	2,068,871	2,658,280
BlackRock Capital Appreciation V.I. Class III	78,259	57,959
BlackRock Global Allocation V.I. Class III	11,022,782	23,293,620
BlackRock iShares Alternative Strategies V.I. Class I	952,097	343,479
BlackRock iShares Dynamic Allocation V.I. Class I	401,295	84,914
BlackRock iShares Dynamic Fixed Income V.I. Class I	258,096	37,664
BlackRock iShares Equity Appreciation V.I. Class I	206,670	47,588
Fidelity VIP Contrafund Service Class 2	5,972,053	2,007,924
Fidelity VIP FundsManager 60% Service Class 2	3,888,037	2,523,704
Fidelity VIP Government Money Market Service Class	16,824,681	15,912,750
Fidelity VIP Strategic Income Service Class 2	700,915	256,805
First Trust Dorsey Wright Tactical Core Class I	467,730	516,055

Variable Accounts	Purchases	Sales
First Trust/Dow Jones Dividend & Income Allocation Class I	$16,911,422	$2,751,525
First Trust Multi Income Allocation Class I	106,911	25,303
Franklin Founding Funds Allocation VIP Class 2	35,040	11,857
Franklin Founding Funds Allocation VIP Class 4	1,902,398	2,290,127
Franklin Income VIP Class 2	5,337,179	236,211
Franklin Mutual Global Discovery VIP Class 2	1,177,072	808,161
Franklin Rising Dividends VIP Class 2	4,356,071	1,416,866
Templeton Global Bond VIP Class 2	1,488,618	1,365,825
Ivy VIP Asset Strategy	84,140	8,859
Ivy VIP Energy	1,044,569	618,238
Janus Aspen Series Balanced Service Shares	41,478,305	10,634,304
Janus Aspen Series Flexible Bond Service Shares	1,297,792	1,180,536
JPMorgan Insurance Trust Global Allocation Class 2	26,715	7,175
JPMorgan Insurance Trust Income Builder Class 2	893,473	23,257
ClearBridge Variable Aggressive Growth - Class II	74,025	1,136
Lord Abbett Bond Debenture Class VC	1,125,301	976,821
Lord Abbett International Core Equity Class VC	76,459	52,639
Lord Abbett Total Return Class VC	1,361,798	562,412
MFS Total Return Series - Service Class	8,461,754	3,448,902
MFS Utilities Series - Service Class	2,034,498	743,477
MFS Value Series - Service Class	206,965	134,697
MFS Massachusetts Investors Growth Stock - Service Class	112,796	87,046
Neuberger Berman AMT Absolute Return Multi- Manager Class S (1)	20,797	221
Oppenheimer Global Fund/VA Service Shares	113,331	63,266
Oppenheimer International Growth Fund/VA Service Shares (1)	57,422	4,010
PIMCO All Asset All Authority - Advisor Class	322,179	264,927
PIMCO CommodityRealReturn Strategy - Advisor Class	121,613	106,504
Schwab VIT Balanced	379,679	500,459
Schwab VIT Balanced with Growth	898,335	744,243
Schwab VIT Growth	451,055	267,730
State Street Total Return V.I.S. Class 3	2,495,891	3,276,619
VanEck VIP Global Hard Assets Class S	344,612	190,324

(1) Operations commenced or resumed during 2016.

7. FAIR VALUE MEASUREMENTS

The Variable Accounts characterize their holdings in the Portfolios as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices (unadjusted) in active markets for identical holdings

Level 2 – Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

Level 3 – Significant unobservable inputs that are not corroborated by observable market data

The inputs or methodologies used for valuing the Variable Accounts’ holdings are not necessarily an indication of risks associated with investing in those holdings. As of December 31, 2016, the Variable Accounts’ holdings as presented in the Schedule of Investments in Section G of this report were all categorized as Level 1 under the three-tier hierarchy of inputs.

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

8. CHANGES IN UNITS OUTSTANDING

    The changes in units outstanding for the year or period ended December 31, 2016 and 2015 were as follows:

	2016			2015
Variable Accounts	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Core Income (1)	10,179	(1,193)	8,986	3221	(16)	3,205
Diversified Bond	241,713	(220,630)	21,083	258,760	(185,764)	72,996
Floating Rate Income	52,341	(37,764)	14,577	47,844	(18,200)	29,644
Floating Rate Loan	193,460	(82,480)	110,980	110,732	(105,249)	5,483
High Yield Bond	196,368	(123,835)	72,533	119,559	(84,421)	35,138
Inflation Managed	116,898	(142,745)	(25,847)	94,053	(131,970)	(37,917)
Inflation Strategy	29,637	(8,945)	20,692	23,717	(28,408)	(4,691)
Managed Bond	230,862	(170,580)	60,282	280,345	(137,291)	143,054
Short Duration Bond	443,030	(316,792)	126,238	430,790	(318,049)	112,741
Emerging Markets Debt	99,664	(29,035)	70,629	20,622	(34,739)	(14,117)
Comstock	30,549	(21,368)	9,181	38,592	(24,601)	13,991
Developing Growth	26,592	(45,230)	(18,638)	89,227	(63,489)	25,738
Dividend Growth	222,099	(175,604)	46,495	246,906	(71,258)	175,648
Equity Index	844,773	(295,582)	549,191	1,263,750	(511,069)	752,681
Focused Growth	311,634	(305,584)	6,050	222,771	(150,164)	72,607
Growth	153,407	(188,718)	(35,311)	181,156	(105,349)	75,807
Large-Cap Growth	58,254	(79,385)	(21,131)	172,611	(64,938)	107,673
Large-Cap Value	51,364	(78,111)	(26,747)	106,791	(43,755)	63,036
Long/Short Large-Cap	47,261	(42,317)	4,944	117,605	(31,845)	85,760
Main Street Core	43,429	(48,805)	(5,376)	73,601	(15,222)	58,379
Mid-Cap Equity	121,371	(132,402)	(11,031)	189,504	(91,423)	98,081
Mid-Cap Growth	257,587	(269,766)	(12,179)	163,726	(120,163)	43,563
Mid-Cap Value	28,515	(26,573)	1,942	34,948	(30,514)	4,434
Small-Cap Equity	113,293	(24,516)	88,777	38,695	(78,166)	(39,471)
Small-Cap Index	78,499	(63,697)	14,802	91,759	(41,865)	49,894
Small-Cap Value	94,468	(28,679)	65,789	49,325	(29,654)	19,671
Value Advantage	31,807	(1,268)	30,539	12,065	(8,793)	3,272
Emerging Markets	92,034	(86,398)	5,636	225,089	(104,344)	120,745
International Large-Cap	55,391	(80,251)	(24,860)	158,291	(33,473)	124,818
International Small-Cap	150,874	(186,771)	(35,897)	248,434	(167,982)	80,452
International Value	61,606	(50,953)	10,653	192,742	(91,245)	101,497
Health Sciences	220,356	(253,292)	(32,936)	541,609	(188,357)	353,252
Real Estate	228,845	(156,831)	72,014	294,810	(256,591)	38,219
Technology	323,218	(226,973)	96,245	123,995	(93,718)	30,277
Currency Strategies	7,584	(10,114)	(2,530)	5,206	(12,954)	(7,748)
Diversified Alternatives (2)	70	-	70
Equity Long/Short (1)	130,362	(229,353)	(98,991)	223,761	(1,351)	222,410
Global Absolute Return	9,937	(12,691)	(2,754)	18,634	(17,270)	1,364
Pacific Dynamix - Conservative Growth	742,541	(528,478)	214,063	765,101	(321,235)	443,866
Pacific Dynamix - Moderate Growth	1,870,577	(1,013,026)	857,551	2,275,840	(498,557)	1,777,283
Pacific Dynamix - Growth	387,987	(266,312)	121,675	412,335	(59,965)	352,370
Portfolio Optimization Conservative	4,343,085	(3,833,271)	509,814	771,799	(1,918,872)	(1,147,073)
Portfolio Optimization Moderate-Conservative	1,605,894	(2,884,695)	(1,278,801)	2,564,026	(3,190,892)	(626,866)
Portfolio Optimization Moderate	2,677,316	(6,935,216)	(4,257,900)	3,794,849	(8,615,291)	(4,820,442)
Portfolio Optimization Growth	1,819,253	(4,861,391)	(3,042,138)	1,567,692	(4,765,040)	(3,197,348)
Portfolio Optimization Aggressive-Growth	130,037	(1,422,255)	(1,292,218)	179,479	(1,394,695)	(1,215,216)
PSF DFA Balanced Allocation (2)	44,058	(414)	43,644
Invesco V.I. Balanced-Risk Allocation Series II	383,456	(326,288)	57,168	357,630	(148,832)	208,798
Invesco V.I. Equity and Income Series II	40,512	(6,507)	34,005	29,368	(1,188)	28,180
Invesco V.I. Global Real Estate Series II (1)	36,948	(426)	36,522	16,166	(14)	16,152
American Century VP Mid Cap Value Class II	166,088	(48,631)	117,457	196,165	(121,821)	74,344
American Funds IS Asset Allocation Fund Class 4	2,843,581	(1,315,045)	1,528,536	15,639,269	(253,942)	15,385,327
American Funds IS Blue Chip Income and Growth Fund Class 4 (1)	295,210	(56,863)	238,347	959	-	959

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

	2016			2015
Variable Accounts	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
American Funds IS Bond Fund Class 4 (2)	86,676	(8,738)	77,938
American Funds IS Capital Income Builder Class 4	74,587	(19,105)	55,482	137,737	(1,488)	136,249
American Funds IS Global Balanced Fund Class 4 (1)	22,542	(236)	22,306	1,546	-	1,546
American Funds IS Global Bond Fund Class 4 (2)	66,313	(7,006)	59,307
American Funds IS Global Growth and Income Fund Class 4 (1)	176,382	(48,396)	127,986	13,842	-	13,842
American Funds IS Global Growth Fund Class 4	199,860	(232,697)	(32,837)	263,575	(105,124)	158,451
American Funds IS Global Small Capitalization Fund Class 4 (1)	31,784	(142)	31,642	202	-	202
American Funds IS Growth Fund Class 4	302,259	(340,635)	(38,376)	1,040,561	(177,435)	863,126
American Funds IS Growth-Income Fund Class 4 (1)	197,030	(95,975)	101,055	748,194	(13,420)	734,774
American Funds IS High-Income Bond Fund Class 4 (1)	62,342	(9,285)	53,057	2,561	-	2,561
American Funds IS International Fund Class 4	18,868	(13,503)	5,365	97,790	(7,972)	89,818
American Funds IS International Growth and Income Fund Class 4	17,863	(3,477)	14,386	58,543	(4,420)	54,123
American Funds IS Managed Risk Asset Allocation Fund Class P2	187,536	(41,038)	146,498	216,744	(44,636)	172,108
American Funds IS New World Fund Class 4	39,512	(34,395)	5,117	256,649	(172,958)	83,691
American Funds IS U.S. Government/AAA-Rated Securities Fund Class 4	201,974	(261,352)	(59,378)	164,716	(14,831)	149,885
BlackRock Capital Appreciation V.I. Class III	3,424	(2,430)	994	4,182	(2,402)	1,780
BlackRock Global Allocation V.I. Class III	1,081,819	(2,123,287)	(1,041,468)	2,240,464	(1,228,323)	1,012,141
BlackRock iShares Alternative Strategies V.I. Class I	85,222	(31,904)	53,318	187,147	(124,450)	62,697
BlackRock iShares Dynamic Allocation V.I. Class I	38,107	(6,782)	31,325	214,010	(132,199)	81,811
BlackRock iShares Dynamic Fixed Income V.I. Class I	25,005	(3,271)	21,734	30,768	(11,042)	19,726
BlackRock iShares Equity Appreciation Income V.I. Class I	21,208	(4,401)	16,807	185,295	(140,600)	44,695
Fidelity VIP Contrafund Service Class 2	393,093	(153,154)	239,939	414,383	(256,800)	157,583
Fidelity VIP FundsManager 60% Service Class 2	271,642	(214,954)	56,688	632,698	(142,983)	489,715
Fidelity VIP Government Money Market Service Class	1,784,366	(1,680,718)	103,648	1,661,732	(1,422,024)	239,708
Fidelity VIP Strategic Income Service Class 2	59,942	(23,282)	36,660	123,431	(78,303)	45,128
First Trust Dorsey Wright Tactical Core Class I (1)	46,784	(51,500)	(4,716)	61,410	-	61,410
First Trust/Dow Jones Dividend & Income Allocation Class I	1,335,393	(237,483)	1,097,910	491,434	(262,344)	229,090
First Trust Multi Income Allocation Class I	9,258	(1,972)	7,286	41,339	(522)	40,817
Franklin Founding Funds Allocation VIP Class 2	1,428	(699)	729	4,092	(317)	3,775
Franklin Founding Funds Allocation VIP Class 4	95,893	(190,427)	(94,534)	120,142	(228,271)	(108,129)
Franklin Income VIP Class 2 (1)	548,165	(27,465)	520,700	110,810	(5,398)	105,412
Franklin Mutual Global Discovery VIP Class 2	61,740	(63,349)	(1,609)	227,338	(156,399)	70,939
Franklin Rising Dividends VIP Class 2	260,378	(114,129)	146,249	295,514	(39,893)	255,621
Templeton Global Bond VIP Class 2	176,082	(153,214)	22,868	447,993	(191,601)	256,392
Ivy VIP Asset Strategy	9,672	(363)	9,309	10,917	(1,753)	9,164
Ivy VIP Energy (1)	145,397	(88,102)	57,295	76,168	(55,231)	20,937
Janus Aspen Series Balanced Service Shares	3,625,386	(1,142,782)	2,482,604	4,416,362	(617,893)	3,798,469
Janus Aspen Series Flexible Bond Service Shares	123,169	(112,046)	11,123	186,436	(71,078)	115,358
JPMorgan Insurance Trust Global Allocation Class 2 (1)	1,723	(313)	1,410	37,202	(39)	37,163
JPMorgan Insurance Trust Income Builder Class 2 (1)	92,981	(5,423)	87,558	27,029	(39)	26,990
ClearBridge Variable Aggressive Growth - Class II (1)	7,275	(17)	7,258	3,319	-	3,319
Lord Abbett Bond Debenture Class VC	99,186	(86,298)	12,888	70,366	(82,538)	(12,172)
Lord Abbett International Core Equity Class VC	6,498	(4,215)	2,283	43,461	(5,891)	37,570
Lord Abbett Total Return Class VC	122,686	(51,814)	70,872	152,550	(89,768)	62,782
MFS Total Return Series - Service Class	576,440	(271,443)	304,997	606,352	(256,678)	349,674
MFS Utilities Series - Service Class	165,031	(66,669)	98,362	108,999	(38,220)	70,779
MFS Value Series - Service Class	7,196	(6,783)	413	5,934	(4,171)	1,763
MFS Massachusetts Investors Growth Stock - Service Class (1)	5,230	(8,505)	(3,275)	73,229	(16,693)	56,536
Neuberger Berman AMT Absolute Return Multi- Manager Class S (2)	2,180	-	2,180

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

	2016			2015
Variable Accounts	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Oppenheimer Global Fund/VA Service Shares (1)	14,698	(9,850)	4,848	5,045	-	5,045
Oppenheimer International Growth Fund/VA Service Shares (2)	5,779	(367)	5,412
PIMCO All Asset All Authority - Advisor Class	36,049	(29,827)	6,222	3,559	-	3,559
PIMCO CommodityRealReturn Strategy - Advisor Class	21,817	(19,634)	2,183	29,106	(12,357)	16,749
Schwab VIT Balanced	31,221	(42,553)	(11,332)	37,900	(29,760)	8,140
Schwab VIT Balanced with Growth	67,128	(58,977)	8,151	133,664	(28,630)	105,034
Schwab VIT Growth	30,379	(19,648)	10,731	37,338	(8,720)	28,618
State Street Total Return V.I.S. Class 3	155,936	(234,888)	(78,952)	243,563	(205,355)	38,208
VanEck VIP Global Hard Assets Class S	50,510	(29,920)	20,590	121,914	(31,350)	90,564

(1) Operations commenced or resumed during 2015 (See Financial Highlights for commencement date of operations).

(2) Operations commenced or resumed during 2016.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of

Pacific Life & Annuity Company:

We have audited the accompanying statements of assets and liabilities, including the schedule of investments, of Separate Account A of Pacific Life & Annuity Company (the “Separate Account”) comprised of Core Income, Diversified Bond, Floating Rate Income, Floating Rate Loan, High Yield Bond, Inflation Managed, Inflation Strategy, Managed Bond, Short Duration Bond, Emerging Markets Debt, Comstock, Developing Growth (formerly named Small-Cap Growth), Dividend Growth, Equity Index, Focused Growth, Growth, Large-Cap Growth, Large-Cap Value, Long/Short Large-Cap, Main Street® Core, Mid-Cap Equity, Mid-Cap Growth, Mid-Cap Value, Small-Cap Equity, Small-Cap Index, Small-Cap Value, Value Advantage, Emerging Markets, International Large-Cap, International Small-Cap, International Value, Health Sciences, Real Estate, Technology, Currency Strategies, Diversified Alternatives, Equity Long/Short, Global Absolute Return, Pacific Dynamix - Conservative Growth, Pacific Dynamix - Moderate Growth, Pacific Dynamix - Growth, Portfolio Optimization Conservative, Portfolio Optimization Moderate-Conservative, Portfolio Optimization Moderate, Portfolio Optimization Growth, Portfolio Optimization Aggressive-Growth, PSF DFA Balanced Allocation, Invesco V.I. Balanced-Risk Allocation Series II, Invesco V.I. Equity and Income Series II, Invesco V.I. Global Real Estate Series II, American Century VP Mid Cap Value Class II, American Funds® IS Asset Allocation FundSM Class 4, American Funds IS Blue Chip Income and Growth FundSM Class 4, American Funds IS Bond Fund Class 4, American Funds IS Capital Income Builder® Class 4, American Funds IS Global Balanced FundSM Class 4, American Funds IS Global Bond Fund Class 4, American Funds IS Global Growth and Income FundSM Class 4, American Funds IS Global Growth FundSM Class 4, American Funds IS Global Small Capitalization FundSM Class 4, American Funds IS Growth FundSM Class 4, American Funds IS Growth-Income FundSM Class 4, American Funds IS High-Income Bond FundSM Class 4, American Funds IS International FundSM Class 4, American Funds IS International Growth and Income FundSM Class 4, American Funds IS Managed Risk Asset Allocation FundSM Class P2, American Funds IS New World Fund® Class 4, American Funds IS U.S. Government/AAA-Rated Securities FundSM Class 4, BlackRock® Capital Appreciation V.I. Class III, BlackRock Global Allocation V.I. Class III, BlackRock iShares® Alternative Strategies V.I. Class I, BlackRock iShares Dynamic Allocation V.I. Class I, BlackRock iShares Dynamic Fixed Income V.I. Class I, BlackRock iShares Equity Appreciation V.I. Class I, Fidelity® VIP Contrafund® Service Class 2, Fidelity VIP FundsManager® 60% Service Class 2, Fidelity VIP Government Money Market Service Class, Fidelity VIP Strategic Income Service Class 2, First Trust Dorsey Wright Tactical Core Class I, First Trust/Dow Jones Dividend & Income Allocation Class I, First Trust Multi Income Allocation Class I, Franklin Founding Funds Allocation VIP Class 2, Franklin Founding Funds Allocation VIP Class 4, Franklin Income VIP Class 2, Franklin Mutual Global Discovery VIP Class 2, Franklin Rising Dividends VIP Class 2, Templeton Global Bond VIP Class 2, Ivy VIP Asset Strategy, Ivy VIP Energy, Janus Aspen Series Balanced Service Shares, Janus Aspen Series Flexible Bond Service Shares, JPMorgan Insurance Trust Global Allocation Class 2, JPMorgan Insurance Trust Income Builder Class 2, ClearBridge Variable Aggressive Growth - Class II, Lord Abbett Bond Debenture Class VC, Lord Abbett International Core Equity Class VC, Lord Abbett Total Return Class VC, MFS Total Return Series - Service Class, MFS Utilities Series - Service Class, MFS Value Series - Service Class, MFS Massachusetts Investors Growth Stock - Service Class, Neuberger Berman AMT Absolute Return Multi-Manager Class S, Oppenheimer Global Fund/VA Service Shares, Oppenheimer International Growth Fund/VA Service Shares, PIMCO All Asset All Authority - Advisor Class, PIMCO CommodityRealReturn® Strategy - Advisor Class, Schwab VIT Balanced, Schwab VIT Balanced with Growth, Schwab VIT Growth, State Street Total Return V.I.S. Class 3 (formerly named GE Investments Total Return Class 3) and VanEck VIP Global Hard Assets Class S Variable Accounts (collectively, the “Variable Accounts”) as of December 31, 2016, the related statements of operations for the year or period then ended, and the statements of changes in net assets and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of mutual fund investments owned as of December 31, 2016 by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Separate Account A of Pacific Life & Annuity Company as of December 31, 2016, the results of their operations for the year or period then ended, and the changes in their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Costa Mesa, California

February 24, 2017

J-1

Pacific Life & Annuity Company

Mailing Address:

P.O. Box 2829

Omaha, Nebraska 68103-2829

Annual Reports as of December 31, 2016 for:

• Pacific Select Fund

• Separate Account A of Pacific Life & Annuity Company

Form No.	N355-17A